UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Core Equity Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.9%
Aerospace - 2.5%
Goodrich Corp.	5,650	$307,021
Honeywell International, Inc.	3,910	145,257
Lockheed Martin Corp.	5,490	428,659
Precision Castparts Corp.	1,510	153,824
United Technologies Corp.	9,770	595,286

		$1,630,047

Airlines - 0.1%
Copa Holdings S.A., “A”	1,520	$67,625

Apparel Manufacturers - 0.9%
NIKE, Inc., “B”	8,930	$577,771

Biotechnology - 1.9%
Amgen, Inc. (a)	8,860	$533,638
Genzyme Corp. (a)	12,141	688,759

		$1,222,397

Broadcasting - 1.4%
Discovery Communications, Inc., “A” (a)	5,060	$146,183
Omnicom Group, Inc.	3,410	125,965
Time Warner, Inc.	10,036	288,836
Walt Disney Co.	13,690	375,927

		$936,911

Brokerage & Asset Managers - 1.6%
Affiliated Managers Group, Inc. (a)	1,980	$128,720
Charles Schwab Corp.	6,530	125,050
CME Group, Inc.	990	305,108
GFI Group, Inc.	21,120	152,698
Invesco Ltd.	8,810	200,516
MarketAxess Holdings, Inc. (a)	10,800	130,140

		$1,042,232

Business Services - 2.1%
Accenture Ltd., “A”	10,620	$395,807
Amdocs Ltd. (a)	7,060	189,773
Dun & Bradstreet Corp.	2,960	222,947
MasterCard, Inc., “A”	1,400	283,010
Western Union Co.	12,810	242,365

		$1,333,902

Cable TV - 1.0%
Comcast Corp., “Special A”	10,690	$171,895
DIRECTV Group, Inc. (a)	10,840	298,967
Time Warner Cable, Inc.	4,365	188,088

		$658,950

Chemicals - 1.3%
3M Co.	3,400	$250,920
Celanese Corp.	10,380	259,500
Monsanto Co.	4,200	325,080

		$835,500

Computer Software - 4.1%
Adobe Systems, Inc. (a)	26,800	$885,472
MicroStrategy, Inc., “A” (a)	14,300	1,023,022
Oracle Corp.	36,960	770,246

		$2,678,740

Computer Software - Systems - 5.2%
Apple, Inc. (a)	9,480	$1,757,308
Dell, Inc. (a)	41,940	640,004
Hewlett-Packard Co.	20,360	961,196

		$3,358,508

Construction - 0.6%
Lennar Corp., “A”	14,830	$211,328
Sherwin-Williams Co.	2,480	149,197

		$360,525

Consumer Products - 2.3%
Church & Dwight Co., Inc.	2,140	$121,424
Kimberly-Clark Corp.	5,550	327,339
Procter & Gamble Co.	17,740	1,027,501

		$1,476,264

Consumer Services - 0.6%
Capella Education Co. (a)	4,410	$296,969
Priceline.com, Inc. (a)	750	124,365

		$421,334

Containers - 0.8%
Owens-Illinois, Inc. (a)	14,140	$521,766

Electrical Equipment - 2.6%
AMETEK, Inc.	8,440	$294,640
Danaher Corp.	10,350	696,762
Rockwell Automation, Inc.	8,140	346,764
Tyco Electronics Ltd.	14,970	333,532

		$1,671,698

Electronics - 4.3%
First Solar, Inc. (a)	710	$108,531
Flextronics International Ltd. (a)	45,411	338,766
Hittite Microwave Corp. (a)	7,190	264,448
Intel Corp.	54,660	1,069,696
Marvell Technology Group Ltd. (a)	22,940	371,399
National Semiconductor Corp.	26,600	379,582
Silicon Laboratories, Inc. (a)	2,600	120,536
Tessera Technologies, Inc. (a)	4,620	128,852

		$2,781,810

Energy - Independent - 3.6%
Anadarko Petroleum Corp.	5,130	$321,805
Apache Corp.	6,050	555,572
CONSOL Energy, Inc.	2,810	126,759
Denbury Resources, Inc. (a)	7,700	116,501
Nexen, Inc.	13,570	308,498
Noble Energy, Inc.	3,980	262,521
Occidental Petroleum Corp.	5,930	464,912
XTO Energy, Inc.	4,820	199,162

		$2,355,730

Energy - Integrated - 4.8%
Chevron Corp.	17,710	$1,247,315
Exxon Mobil Corp. (s)	16,300	1,118,343
Hess Corp.	5,640	301,514
Marathon Oil Corp.	8,750	279,125
Suncor Energy, Inc.	4,550	157,248

		$3,103,545

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Engineering - Construction - 0.7%
Fluor Corp.	6,430	$326,966
North American Energy Partners, Inc. (a)	19,050	114,300

		$441,266

Food & Beverages - 3.7%
Coca-Cola Co.	6,010	$322,737
Flowers Foods, Inc.	4,280	112,521
General Mills, Inc.	10,970	706,249
J.M. Smucker Co.	2,570	136,236
Kellogg Co.	10,740	528,730
PepsiCo, Inc. (s)	9,700	569,002

		$2,375,475

Food & Drug Stores - 1.0%
CVS Caremark Corp.	14,360	$513,226
Kroger Co.	7,070	145,925

		$659,151

Gaming & Lodging - 0.7%
International Game Technology	7,640	$164,107
Las Vegas Sands Corp. (a)	6,520	109,797
Royal Caribbean Cruises Ltd. (a)	6,320	152,186

		$426,090

General Merchandise - 1.7%
Target Corp.	15,350	$716,538
Wal-Mart Stores, Inc.	8,460	415,301

		$1,131,839

Health Maintenance Organizations - 0.6%
WellPoint, Inc. (a)	8,880	$420,557

Insurance - 3.1%
ACE Ltd.	2,010	$107,455
Allied World Assurance Co. Holdings Ltd.	9,390	450,063
Chubb Corp.	3,020	152,238
Hartford Financial Services Group, Inc.	16,240	430,360
MetLife, Inc.	13,210	502,905
Prudential Financial, Inc.	1,670	83,350
Travelers Cos., Inc.	5,850	287,996

		$2,014,367

Internet - 1.6%
Google, Inc., “A” (a)	2,100	$1,041,285

Leisure & Toys - 0.3%
Hasbro, Inc.	6,610	$183,428

Machinery & Tools - 0.7%
Bucyrus International, Inc.	4,420	$157,440
Gardner Denver, Inc. (a)	5,000	174,400
RTI International Metals, Inc. (a)	5,980	148,962

		$480,802

Major Banks - 7.2%
Bank of America Corp.	68,390	$1,157,159
Bank of New York Mellon Corp.	11,258	326,369
Goldman Sachs Group, Inc.	4,090	753,992
JPMorgan Chase & Co. (s)	31,170	1,365,869
Regions Financial Corp.	38,870	241,383
State Street Corp.	9,090	478,134
SunTrust Banks, Inc.	14,170	319,534

		$4,642,440

Medical & Health Technology & Services - 1.5%
DaVita, Inc. (a)	4,800	$271,872
Express Scripts, Inc. (a)	3,680	285,494
Laboratory Corp. of America Holdings (a)	3,820	250,974
VCA Antech, Inc. (a)	5,010	134,719

		$943,059

Medical Equipment - 2.6%
Becton, Dickinson and Co.	4,760	$332,010
Medtronic, Inc.	8,590	316,112
NxStage Medical, Inc. (a)	7,860	52,583
NxStage Medical, Inc. (a)(z)	33,830	226,323
St. Jude Medical, Inc. (a)	9,920	386,979
Thermo Fisher Scientific, Inc. (a)	4,290	187,344
Waters Corp. (a)	3,890	217,295

		$1,718,646

Metals & Mining - 0.8%
Cameco Corp.	4,110	$114,258
Cliffs Natural Resources, Inc.	7,530	243,671
Steel Dynamics, Inc.	9,830	150,792

		$508,721

Natural Gas - Distribution - 0.5%
EQT Corp.	4,990	$212,574
Sempra Energy	2,260	112,571

		$325,145

Natural Gas - Pipeline - 0.4%
Williams Cos., Inc.	13,600	$243,032

Network & Telecom - 2.2%
Ciena Corp. (a)	17,930	$291,900
Cisco Systems, Inc. (a)	48,910	1,151,341

		$1,443,241

Oil Services - 2.0%
Exterran Holdings, Inc. (a)	11,660	$276,808
Halliburton Co.	11,960	324,355
Helmerich & Payne, Inc.	1,520	60,086
Noble Corp.	5,050	191,698
Pride International, Inc. (a)	7,200	219,168
Smith International, Inc.	7,180	206,066

		$1,278,181

Other Banks & Diversified Financials - 1.2%
Discover Financial Services	9,470	$153,698
Euro Dekania Ltd. (a)(z)	50,820	95,190
NewAlliance Bancshares, Inc.	17,950	192,065
Ocwen Financial Corp. (a)	17,600	199,232
SVB Financial Group (a)	3,810	164,859

		$805,044

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Core Equity Series

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Personal Computers & Peripherals - 0.4%
Nuance Communications, Inc. (a)			18,080	$270,477

Pharmaceuticals - 6.0%
Abbott Laboratories			20,630	$1,020,566
Johnson & Johnson			17,810	1,084,451
Merck & Co., Inc.			13,410	424,158
Pfizer, Inc.			45,290	749,550
Teva Pharmaceutical Industries Ltd., ADR			8,470	428,243
Wyeth			3,400	165,172

				$3,872,140

Pollution Control - 0.4%
Republic Services, Inc.			10,060	$267,294

Precious Metals & Minerals - 0.3%
Goldcorp, Inc.			1,470	$59,344
Teck Resources Ltd., “B” (a)			5,510	151,819

				$211,163

Printing & Publishing - 0.6%
Lamar Advertising Co., “A” (a)			9,700	$266,168
Moody’s Corp.			7,610	155,701

				$421,869

Railroad & Shipping - 1.0%
Canadian National Railway Co.			8,700	$426,213
Union Pacific Corp.			3,270	190,805

				$617,018

Real Estate - 1.9%
Annaly Mortgage Management, Inc., REIT			20,510	$372,051
Entertainment Property Trust, REIT			13,450	459,183
Kilroy Realty Corp., REIT			8,350	231,629
Mack-Cali Realty Corp., REIT			5,910	191,070

				$1,253,933

Restaurants - 0.2%
P.F. Chang’s China Bistro, Inc. (a)			4,660	$158,300

Specialty Chemicals - 0.9%
Praxair, Inc.			5,260	$429,689
Rockwood Holdings, Inc. (a)			7,450	153,247

				$582,936

Specialty Stores - 3.7%
Abercrombie & Fitch Co., “A”			12,280	$403,766
Advance Auto Parts, Inc.			7,550	296,564
Home Depot, Inc.			21,230	565,567
J. Crew Group, Inc. (a)			4,560	163,339
Nordstrom, Inc.			10,900	332,886
Staples, Inc.			12,580	292,108
Tiffany & Co.			9,330	359,485

				$2,413,715

Telecommunications - Wireless - 0.5%
Cellcom Israel Ltd.			7,060	$214,836
Rogers Communications, Inc., “B”			3,000	84,706
Sprint Nextel Corp. (a)			7,710	30,455

				$329,997

Telephone Services - 2.5%
American Tower Corp., “A” (a)			6,520	$237,328
AT&T, Inc.			43,300	1,169,533
CenturyTel, Inc.			6,680	224,448

				$1,631,309

Tobacco - 1.9%
Lorillard, Inc.			3,480	$258,564
Philip Morris International, Inc.			20,110	980,161

				$1,238,725

Trucking - 1.1%
Expeditors International of Washington, Inc.			8,800	$309,320
FedEx Corp.			1,720	129,378
Landstar System, Inc.			6,810	259,189

				$697,887

Utilities - Electric Power - 3.3%
American Electric Power Co., Inc.			8,140	$252,259
CMS Energy Corp.			18,840	252,456
Dominion Resources, Inc.			2,850	98,325
NRG Energy, Inc. (a)			6,590	185,772
PG&E Corp.			7,180	290,718
PPL Corp.			8,670	263,048
Progress Energy, Inc.			7,530	294,122
Public Service Enterprise Group, Inc.			7,930	249,319
Wisconsin Energy Corp.			5,490	247,983

				$2,134,002

Total Common Stocks				$64,217,789

	Strike Price	First Exercise
WARRANTS - 0.1%
Medical Equipment - 0.1%
NxStage Medical, Inc. (1 share for 1 warrant) (a) (z)	$5.50	5/23/08	6,766	$29,525

MONEY MARKET FUNDS (v) - 1.2%
MFS Institutional Money Market
Portfolio, 0.16%, at Net Asset
Value			778,546	$778,546

Total Investments				$65,025,860

OTHER ASSETS, LESS LIABILITIES - (0.2)%				(107,888)

NET ASSETS - 100.0%				$64,917,972

3

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Core Equity Series

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2009 the value of securities pledged amounted to $171,090. At September 30, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	6/25/07	$737,167	$95,190
NxStage Medical, Inc. (Warrants)	5/22/08	18,568	29,525
NxStage Medical, Inc.	5/22/08	133,667	226,323

Total Restricted Securities			$351,038
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Core Equity Series

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$61,579,413	$255,848	$—	$61,835,261
Canada	1,416,386	—	—	1,416,386
Israel	643,079	—	—	643,079
United Kingdom	189,773	—	95,190	284,963
Panama	67,625	—	—	67,625
Mutual Funds	778,546	—	—	778,546

Total Investments	$64,674,822	$255,848	$95,190	$65,025,860

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Core Equity Series

Supplemental Information (Unaudited) 9/30/09 - continued

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period, disclosed at the security type level.

Equity Securities
Balance as of 12/31/08	$147,361
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(52,171)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 9/30/09	$95,190

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$65,931,998

Gross unrealized appreciation	$6,253,185
Gross unrealized depreciation	(7,159,323)

Net unrealized appreciation (depreciation)	$(906,138)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	9,279,556	(8,501,010)	778,546

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$956	$778,546

6

MFS® INVESTMENT MANAGEMENT

MFS® Growth Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.6%
Aerospace - 0.9%
Goodrich Corp.	50,760	$2,758,298
Lockheed Martin Corp.	18,910	1,476,493

		$4,234,791

Apparel Manufacturers - 1.0%
Coach, Inc.	86,590	$2,850,543
NIKE, Inc., “B”	33,826	2,188,542

		$5,039,085

Biotechnology - 2.4%
Celgene Corp. (a)	46,570	$2,603,263
Genzyme Corp. (a)	57,040	3,235,879
Gilead Sciences, Inc. (a)	112,720	5,250,498
Human Genome Sciences, Inc. (a)	53,760	1,011,763

		$12,101,403

Broadcasting - 0.4%
Discovery Communications, Inc., “A” (a)	61,930	$1,789,158

Brokerage & Asset Managers - 3.8%
Affiliated Managers Group, Inc. (a)	64,050	$4,163,891
BM&F Bovespa S.A.	357,200	2,633,231
Charles Schwab Corp.	104,330	1,997,920
CME Group, Inc.	23,860	7,353,413
Franklin Resources, Inc.	26,900	2,706,140

		$18,854,595

Business Services - 4.0%
Cognizant Technology Solutions Corp., “A” (a)	120,680	$4,665,489
Companhia Brasileira De Meios De Pagamento	56,470	560,365
MasterCard, Inc., “A”	22,980	4,645,407
Visa, Inc., “A”	103,680	7,165,325
Western Union Co.	154,340	2,920,113

		$19,956,699

Chemicals - 0.4%
Monsanto Co.	25,910	$2,005,434

Computer Software - 4.1%
Adobe Systems, Inc. (a)	266,630	$8,809,455
Citrix Systems, Inc. (a)	99,980	3,922,215
Oracle Corp.	151,080	3,148,507
VeriSign, Inc. (a)	181,223	4,293,173

		$20,173,350

Computer Software - Systems - 7.6%
Apple, Inc. (a)(s)	104,100	$19,297,017
EMC Corp. (a)	87,610	1,492,874
Hewlett-Packard Co.	257,580	12,160,352
Mercadolibre, Inc. (a)	43,600	1,676,856
VMware, Inc. (a)	83,700	3,362,229

		$37,989,328

Consumer Products - 2.4%
Colgate-Palmolive Co.	88,750	$6,769,850
Natura Cosmeticos S.A.	146,870	2,648,734
Procter & Gamble Co.	43,210	2,502,723

		$11,921,307

Consumer Services - 2.4%
Alibaba.com Corp. (z)	569,000	$1,312,528
Capella Education Co. (a)	29,510	1,987,203
Monster Worldwide, Inc. (a)	91,480	1,599,070
Priceline.com, Inc. (a)	24,530	4,067,565
Strayer Education, Inc.	13,340	2,903,851

		$11,870,217

Containers - 0.6%
Owens-Illinois, Inc. (a)	81,170	$2,995,173

Electrical Equipment - 3.2%
Danaher Corp.	167,330	$11,264,656
Rockwell Automation, Inc.	64,400	2,743,440
Tyco Electronics Ltd.	87,150	1,941,702

		$15,949,798

Electronics - 6.0%
ARM Holdings PLC	605,560	$1,389,727
First Solar, Inc. (a)	9,240	1,412,426
Flextronics International Ltd. (a)	469,580	3,503,067
Hittite Microwave Corp. (a)	52,140	1,917,709
Intel Corp.	246,740	4,828,702
Lam Research Corp. (a)	53,400	1,824,144
Linear Technology Corp.	99,090	2,737,857
Marvell Technology Group Ltd. (a)	153,900	2,491,641
MEMC Electronic Materials, Inc. (a)	145,820	2,424,987
National Semiconductor Corp.	104,740	1,494,640
Samsung Electronics Co. Ltd.	8,496	5,857,775

		$29,882,675

Energy - Independent - 3.6%
Anadarko Petroleum Corp.	86,630	$5,434,300
Apache Corp.	38,720	3,555,658
Noble Energy, Inc.	81,560	5,379,698
Plains Exploration & Production Co. (a)	72,680	2,010,329
Southwestern Energy Co. (a)	35,000	1,493,800

		$17,873,785

Energy - Integrated - 0.5%
Petroleo Brasileiro S.A., ADR	56,420	$2,589,678

Engineering - Construction - 0.5%
Fluor Corp.	46,430	$2,360,966

Entertainment - 2.2%
DreamWorks Animation, Inc., “A” (a)	192,810	$6,858,252
TiVo, Inc. (a)	409,520	4,242,627

		$11,100,879

Food & Beverages - 2.1%
Coca-Cola Co.	118,030	$6,338,211
PepsiCo, Inc.	67,340	3,950,164

		$10,288,375

Food & Drug Stores - 1.3%
CVS Caremark Corp.	69,250	$2,474,995
Walgreen Co.	105,000	3,934,350

		$6,409,345

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Gaming & Lodging - 3.0%
Carnival Corp.	70,090	$2,332,591
International Game Technology	165,420	3,553,222
Las Vegas Sands Corp. (a)	80,400	1,353,936
Royal Caribbean Cruises Ltd. (a)	157,400	3,790,192
Starwood Hotels & Resorts Worldwide, Inc.	100,460	3,318,194
Wynn Resorts (Macau) Ltd. (a)	300,000	394,128

		$14,742,263

General Merchandise - 1.1%
Target Corp.	115,710	$5,401,343

Insurance - 0.8%
Berkshire Hathaway, Inc., “B” (a)	620	$2,060,260
Hartford Financial Services Group, Inc.	74,600	1,976,900

		$4,037,160

Internet - 4.1%
Google, Inc., “A” (a)	37,470	$18,579,500
Tencent Holdings Ltd.	106,800	1,728,322

		$20,307,822

Leisure & Toys - 0.6%
THQ, Inc. (a)	418,190	$2,860,420

Major Banks - 3.6%
Bank of America Corp.	330,770	$5,596,628
Goldman Sachs Group, Inc.	27,100	4,995,885
Morgan Stanley	64,110	1,979,717
State Street Corp.	97,640	5,135,864

		$17,708,094

Medical & Health Technology & Services - 4.3%
Cerner Corp. (a)	38,900	$2,909,720
Express Scripts, Inc. (a)	114,530	8,885,237
IDEXX Laboratories, Inc. (a)	77,750	3,887,500
Medco Health Solutions, Inc. (a)	106,800	5,907,108

		$21,589,565

Medical Equipment - 3.7%
Baxter International, Inc.	45,040	$2,567,730
Becton, Dickinson and Co.	46,300	3,229,425
Conceptus, Inc. (a)	236,890	4,391,941
DENTSPLY International, Inc.	56,870	1,964,290
St. Jude Medical, Inc. (a)	163,990	6,397,250

		$18,550,636

Metals & Mining - 0.8%
BHP Billiton Ltd., ADR	37,800	$2,495,178
Freeport-McMoRan Copper & Gold, Inc.	21,000	1,440,810

		$3,935,988

Network & Telecom - 4.2%
Cisco Systems, Inc. (a)	639,010	$15,042,295
Juniper Networks, Inc. (a)	174,900	4,725,798
Palm, Inc. (a)	74,440	1,297,489

		$21,065,582

Oil Services - 2.5%
Halliburton Co.	211,650	$5,739,948
Noble Corp.	113,947	4,325,428
Schlumberger Ltd.	41,000	2,443,600

		$12,508,976

Other Banks & Diversified Financials - 0.6%
American Express Co.	86,500	$2,932,350

Personal Computers & Peripherals - 0.3%
Nuance Communications, Inc. (a)	106,900	$1,599,224

Pharmaceuticals - 3.2%
Abbott Laboratories	118,750	$5,874,563
Schering-Plough Corp.	183,180	5,174,835
Teva Pharmaceutical Industries Ltd., ADR	98,710	4,990,778

		$16,040,176

Precious Metals & Minerals - 1.4%
Agnico-Eagle Mines Ltd.	25,700	$1,743,745
Goldcorp, Inc.	66,980	2,703,983
Teck Resources Ltd., “B” (a)	84,000	2,315,880

		$6,763,608

Printing & Publishing - 1.0%
MSCI, Inc., “A” (a)	111,380	$3,299,076
VistaPrint Ltd. (a)	30,400	1,542,800

		$4,841,876

Railroad & Shipping - 0.5%
Union Pacific Corp.	46,000	$2,684,100

Specialty Chemicals - 1.7%
Air Products & Chemicals, Inc.	28,480	$2,209,478
Praxair, Inc.	74,770	6,107,961

		$8,317,439

Specialty Stores - 5.4%
Abercrombie & Fitch Co., “A”	71,690	$2,357,167
Amazon.com, Inc. (a)	49,820	4,651,195
Ctrip.com International Ltd., ADR (a)	40,560	2,384,522
Home Depot, Inc.	133,160	3,547,382
J. Crew Group, Inc. (a)	90,800	3,252,456
Nordstrom, Inc.	73,720	2,251,409
Staples, Inc.	161,620	3,752,816
Tiffany & Co.	70,900	2,731,777
TJX Cos., Inc.	45,600	1,694,040

		$26,622,764

Telecommunications - Wireless - 0.5%
America Movil S.A.B. de C.V., “L”, ADR	53,060	$2,325,620

Telephone Services - 1.4%
American Tower Corp., “A” (a)	197,403	$7,185,469

Tobacco - 1.4%
Philip Morris International, Inc.	140,740	$6,859,668

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Trucking - 1.7%
Expeditors International of Washington, Inc.	86,690	$3,047,154
Landstar System, Inc.	105,380	4,010,763
Old Dominion Freight Lines, Inc. (a)	49,440	1,504,459

		$8,562,376

Utilities - Electric Power - 0.4%
FPL Group, Inc.	36,520	$2,017,000

Total Common Stocks		$484,845,560

MONEY MARKET FUNDS (v) - 3.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	15,170,475	$15,170,475

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS PURCHASED - 0.0%
Century Aluminum Co. January 2010 @ $0.35 (a)	2,024	$70,840

Total Investments		$500,086,875

OTHER ASSETS, LESS LIABILITIES - (0.6)%		(3,225,048)

NET ASSETS - 100.0%		$496,861,831

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover minimum collateral requirements in brokerage accounts for the purpose of selling securities short. At September 30, 2009, the value of the securities pledged amounted to $176,102. At September 30, 3009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Alibaba.com Corp.	5/05/09 - 5/07/09	$776,930	$1,312,528
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Growth Series

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$446,771,367	$70,840	$—	$446,842,207
Brazil	8,432,008	—	—	8,432,008
Canada	6,763,608	—	—	6,763,608
South Korea	—	5,857,775	—	5,857,775
China	2,778,650	3,040,850	—	5,819,500
Israel	4,990,778	—	—	4,990,778
Australia	2,495,178	—	—	2,495,178
Mexico	2,325,620	—	—	2,325,620
United Kingdom	1,389,726	—	—	1,389,726
Mutual Funds	15,170,475	—	—	15,170,475

Total Investments	$491,117,410	$8,969,465	$—	$500,086,875

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS Growth Series

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$460,430,522

Gross unrealized appreciation	$67,267,409
Gross unrealized depreciation	(27,611,056)

Net unrealized appreciation (depreciation)	$39,656,353

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	102,154,641	(86,984,166)	15,170,475

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$25,998	$15,170,475

5

MFS® Global Equity Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Global Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.3%
Alcoholic Beverages - 5.9%
Diageo PLC	47,379	$726,896
Grupo Modelo S.A. de C.V., “C” (a)	32,300	121,068
Heineken N.V.	22,640	1,043,768
Pernod Ricard S.A.	4,856	385,644

		$2,277,376

Apparel Manufacturers - 6.2%
Burberry Group PLC	35,520	$285,818
Compagnie Financiere Richemont S.A.	16,158	456,534
LVMH Moet Hennessy Louis Vuitton S.A.	8,710	876,017
NIKE, Inc., “B”	11,900	769,930

		$2,388,299

Automotive - 0.4%
Harley-Davidson, Inc.	7,060	$162,380

Biotechnology - 0.3%
Actelion Ltd. (a)	1,962	$121,832

Broadcasting - 5.0%
Omnicom Group, Inc.	15,180	$560,749
Vivendi S.A.	9,462	292,778
Walt Disney Co.	24,640	676,614
WPP Group PLC	47,892	411,013

		$1,941,154

Brokerage & Asset Managers - 1.7%
Deutsche Boerse AG	4,820	$393,929
Julius Baer Holding Ltd.	4,926	245,991

		$639,920

Business Services - 1.6%
Accenture Ltd., “A”	12,880	$480,038
DST Systems, Inc. (a)	3,320	148,736

		$628,774

Chemicals - 3.3%
3M Co.	10,030	$740,214
Givaudan S.A.	706	529,347

		$1,269,561

Computer Software - 1.9%
Oracle Corp.	35,480	$739,403

Computer Software - Systems - 1.3%
Canon, Inc.	12,700	$508,048

Conglomerates - 0.7%
Smiths Group PLC	18,802	$266,980

Consumer Products - 5.1%
Beiersdorf AG	2,440	$143,287
International Flavors & Fragrances, Inc.	4,010	152,099
Kao Corp.	16,700	411,689
Procter & Gamble Co.	7,753	449,054
Reckitt Benckiser Group PLC	16,130	788,297

		$1,944,426

Electrical Equipment - 3.5%
Legrand S.A.	14,050	$390,847
Rockwell Automation, Inc.	7,290	310,554
Schneider Electric S.A.	6,177	626,049

		$1,327,450

Electronics - 4.0%
ASML Holding N.V.	2,577	$75,798
Hirose Electric Co. Ltd.	1,200	134,896
Hoya Corp.	18,400	431,578
Intel Corp.	19,260	376,918
Samsung Electronics Co. Ltd.	748	515,727

		$1,534,917

Energy - Independent - 1.0%
INPEX Corp.	45	$381,598

Energy - Integrated - 3.6%
Chevron Corp.	4,880	$343,698
Exxon Mobil Corp.	3,270	224,355
Royal Dutch Shell PLC, “A”	13,270	379,634
TOTAL S.A.	7,430	441,485

		$1,389,172

Food & Beverages - 7.4%
General Mills, Inc.	6,710	$431,990
Groupe Danone	6,524	393,141
J.M. Smucker Co.	7,275	385,648
Nestle S.A.	27,750	1,182,515
PepsiCo, Inc.	7,870	461,654

		$2,854,948

Food & Drug Stores - 2.4%
Lawson, Inc.	2,300	$106,846
Tesco PLC	30,748	196,363
Walgreen Co.	16,980	636,241

		$939,450

Gaming & Lodging - 1.0%
Ladbrokes PLC	62,189	$186,252
William Hill PLC	76,350	215,119

		$401,371

Insurance - 2.0%
AXA	18,690	$505,975
Swiss Reinsurance Co.	5,910	266,785

		$772,760

Machinery & Tools - 0.5%
Fanuc Ltd.	2,100	$187,623

Major Banks - 5.9%
Bank of New York Mellon Corp.	17,120	$496,309
Erste Group Bank AG	4,025	179,880
Goldman Sachs Group, Inc.	2,210	407,414
Intesa Sanpaolo S.p.A. (a)	36,074	159,554
Standard Chartered PLC	15,478	381,432
State Street Corp.	12,440	654,344

		$2,278,933

Medical Equipment - 8.9%
Alcon, Inc.	1,680	$232,966

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Global Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - continued
DENTSPLY International, Inc.	9,450	$326,403
Essilor International S.A.	2,900	165,271
Medtronic, Inc.	15,830	582,544
Sonova Holding AG	1,163	117,276
St. Jude Medical, Inc. (a)	7,380	287,894
Synthes, Inc.	3,370	406,169
Thermo Fisher Scientific, Inc. (a)	8,880	387,790
Waters Corp. (a)	8,090	451,907
Zimmer Holdings, Inc. (a)	8,530	455,929

		$3,414,149

Natural Gas - Distribution - 1.3%
GDF Suez	11,560	$513,326

Network & Telecom - 1.7%
Cisco Systems, Inc. (a)	27,090	$637,699

Oil Services - 0.5%
National Oilwell Varco, Inc. (a)	4,210	$181,577

Other Banks & Diversified Financials - 2.5%
Aeon Credit Service Co. Ltd.	9,800	$97,903
American Express Co.	8,550	289,845
Komercni Banka A.S.	716	142,787
UBS AG (a)	23,615	432,285

		$962,820

Pharmaceuticals - 7.0%
Bayer AG	8,230	$570,253
GlaxoSmithKline PLC	7,820	153,657
Johnson & Johnson	7,450	453,631
Merck KGaA	5,410	537,941
Roche Holding AG	6,130	990,809

		$2,706,291

Printing & Publishing - 0.9%
Wolters Kluwer N.V.	15,230	$325,276

Railroad & Shipping - 1.3%
Canadian National Railway Co.	10,024	$491,076

Specialty Chemicals - 5.1%
L’Air Liquide S.A.	4,521	$514,379
Linde AG	9,210	998,409
Praxair, Inc.	2,790	227,915
Shin-Etsu Chemical Co. Ltd.	3,500	213,928

		$1,954,631

Specialty Stores - 0.6%
Abercrombie & Fitch Co., “A”	4,880	$160,454
Sally Beauty Holdings, Inc. (a)	8,570	60,933

		$221,387

Telephone Services - 0.7%
Singapore Telecommunications Ltd.	118,950	$273,101

Trucking - 2.5%
TNT N.V.	19,075	$511,931
United Parcel Service, Inc., “B”	8,000	451,760

		$963,691

Utilities - Electric Power - 0.6%
E.ON AG	5,837	$247,535

Total Common Stocks		$37,848,934

MONEY MARKET FUNDS (v) - 1.7%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	647,810	$647,810

Total Investments		$38,496,744

OTHER ASSETS, LESS LIABILITIES - (0.0)%		(4,984)

NET ASSETS - 100.0%		$38,491,760

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Equity Series

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$14,797,586	$—	$—	$14,797,586
France	5,104,910	—	—	5,104,910
Switzerland	4,749,543	—	—	4,749,543
United Kingdom	3,611,833	—	—	3,611,833
Germany	2,891,354	—	—	2,891,354
Japan	106,846	2,367,262	—	2,474,108
Netherlands	2,336,407	—	—	2,336,407
South Korea	—	515,727	—	515,727
Canada	491,076	—	—	491,076
Other Countries	603,289	273,101	—	876,390
Mutual Funds	647,810	—	—	647,810

Total Investments	$35,340,654	$3,156,090	$—	$38,496,744

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Global Equity Series

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$38,588,099

Gross unrealized appreciation	$4,536,741
Gross unrealized depreciation	(4,628,096)

Net unrealized appreciation (depreciation)	$(91,355)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	—	5,736,946	(5,089,136)	647,810

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$578	$647,810

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of September 30, 2009, are as follows:

United States	38.5%
France	13.3%
Switzerland	12.3%
United Kingdom	9.4%
Germany	7.5%
Japan	6.4%
Netherlands	6.1%
South Korea	1.3%
Canada	1.3%
Other Countries	3.9%

4

MFS® Variable Insurance Trust
Quarterly portfolio holdings

MFS® High Income Series

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS High Income Series

Issuer	Shares/Par		Value ($)
BONDS - 88.7%
Aerospace - 1.8%
Bombardier, Inc., 6.3%, 2014 (n)		$2,292,000	$2,211,780
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		1,595,000	1,132,450
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (z)		485,000	482,575
Vought Aircraft Industries, Inc., 8%, 2011		2,260,000	2,237,400

			$6,064,205

Airlines - 1.8%
American Airlines Pass-Through Trust, 6.817%, 2011		$1,020,000	$938,400
American Airlines, Inc., 10.375%, 2019		675,000	735,750
AMR Corp., 7.858%, 2011		1,940,000	1,937,575
Continental Airlines, Inc., 7.339%, 2014		1,898,000	1,660,750
Continental Airlines, Inc., 6.9%, 2017		204,567	180,019
Continental Airlines, Inc., 6.748%, 2017		114,265	98,268
Delta Air Lines, Inc., 7.111%, 2011		530,000	516,750

			$6,067,512

Apparel Manufacturers - 0.2%
Levi Strauss & Co., 9.75%, 2015		$705,000	$733,200

Asset Backed & Securitized - 3.1%
Airlie LCDO Ltd., CDO, FRN, 2.189%, 2011 (d)(z)		$709,945	$170,387
Anthracite Ltd., CDO, 6%, 2037 (z)		290,000	23,200
Arbor Realty Mortgage Securities, CDO, FRN, 2.803%, 2038 (z)		622,760	24,910
ARCap REIT, Inc., CDO, “H”, 6.088%, 2045 (z)		906,493	81,584
Babson Ltd., CLO, “D”, FRN, 2.009%, 2018 (n)		655,000	229,250
Banc of America Commercial Mortgage, Inc., 5.772%, 2051		2,112,356	1,429,490
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2051		484,576	347,855
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049		985,952	232,887
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		447,517	300,087
Crest Ltd., CDO, 7%, 2040		846,250	63,469
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (d)(z)		982,514	19,650
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.803%, 2050 (z)		500,000	10,000
CWCapital LLC, 5.223%, 2048		285,000	235,455
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		750,000	478,739
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		1,472,335	1,099,967
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047		980,645	670,493
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049		1,620,000	1,365,577
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051		750,000	230,372
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050		750,000	227,808
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049		1,592,719	1,175,824
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050		1,050,000	817,446
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050		408,000	281,798
Wachovia Bank Commercial Mortgage Trust, FRN, 5.942%, 2047		579,683	131,989
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051		1,589,805	1,045,901
Wachovia Credit, CDO, FRN, 1.635%, 2026 (z)		372,000	14,880

			$10,709,018

Automotive - 3.3%
Accuride Corp., 8.5%, 2015 (d)		$645,000	$374,100
Allison Transmission, Inc., 11%, 2015 (n)		2,070,000	2,028,600
FCE Bank PLC, 7.125%, 2012	EUR	1,900,000	2,641,345
Ford Motor Credit Co. LLC, 9.75%, 2010		$354,000	361,749
Ford Motor Credit Co. LLC, 12%, 2015		2,988,000	3,292,555
Ford Motor Credit Co. LLC, 8%, 2016		1,070,000	992,710
Goodyear Tire & Rubber Co., 9%, 2015		1,415,000	1,468,063
Goodyear Tire & Rubber Co., 10.5%, 2016		210,000	227,850

			$11,386,972

Broadcasting - 4.2%
Allbritton Communications Co., 7.75%, 2012		$1,890,000	$1,776,600
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		1,447,275	425,378
CanWest MediaWorks LP, 9.25%, 2015 (d)(n)		1,070,000	107,000
Clear Channel Communications, Inc., 10.75%, 2016		460,000	250,700
Intelsat Jackson Holdings Ltd., 9.5%, 2016		3,425,000	3,596,237
Lamar Media Corp., 6.625%, 2015		1,625,000	1,511,250
Lamar Media Corp., “C”, 6.625%, 2015		975,000	892,125
LBI Media, Inc., 8.5%, 2017 (z)		645,000	403,125
LIN TV Corp., 6.5%, 2013		1,310,000	1,185,550
Local TV Finance LLC, 9.25%, 2015 (p)(z)		1,706,250	527,990

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Broadcasting - continued
Newport Television LLC, 13%, 2017 (n)(p)	$1,505,093	$507,760
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	1,340,917	669,006
Nexstar Broadcasting Group, Inc., 7%, 2014	444,000	222,000
Univision Communications, Inc., 12%, 2014 (n)	705,000	757,875
Univision Communications, Inc., 9.75%, 2015 (n)(p)	2,026,062	1,548,249
Young Broadcasting, Inc., 8.75%, 2014 (d)	545,000	681

		$14,381,526

Brokerage & Asset Managers - 0.7%
Janus Capital Group, Inc., 6.95%, 2017	$1,655,000	$1,574,873
Nuveen Investments, Inc., 10.5%, 2015 (n)	920,000	795,800

		$2,370,673

Building - 2.1%
Associated Materials, Inc., 9.75%, 2012	$625,000	$614,063
Associated Materials, Inc., 11.25%, 2014	780,000	588,900
Building Materials Corp. of America, 7.75%, 2014	1,230,000	1,183,875
Nortek, Inc., 10%, 2013	1,420,000	1,448,400
Nortek, Inc., 8.5%, 2014 (d)	785,000	541,650
Owens Corning, 9%, 2019	1,780,000	1,911,736
Ply Gem Industries, Inc., 11.75%, 2013	805,000	708,400
USG Corp., 9.75%, 2014 (n)	220,000	229,900

		$7,226,924

Business Services - 2.5%
First Data Corp., 9.875%, 2015	$2,615,000	$2,415,606
First Data Corp., 11.25%, 2016	395,000	339,700
Iron Mountain, Inc., 6.625%, 2016	1,765,000	1,703,225
Iron Mountain, Inc., 8.375%, 2021	285,000	293,550
SunGard Data Systems, Inc., 9.125%, 2013	1,435,000	1,449,350
SunGard Data Systems, Inc., 10.25%, 2015	1,960,000	1,999,200
Terremark Worldwide, Inc., 12%, 2017 (n)	225,000	245,250

		$8,445,881

Cable TV - 4.2%
CCO Holdings LLC, 8.75%, 2013	$2,275,000	$2,309,125
Charter Communications, Inc., 10.375%, 2014 (n)	780,000	795,600
Charter Communications, Inc., 12.875%, 2014 (n)	1,555,000	1,683,288
CSC Holdings, Inc., 6.75%, 2012	1,295,000	1,333,850
CSC Holdings, Inc., 8.5%, 2014 (n)	1,575,000	1,653,750
DIRECTV Holdings LLC, 7.625%, 2016	1,225,000	1,310,750
Mediacom LLC, 9.125%, 2019 (n)	590,000	606,225
Videotron LTEE, 6.875%, 2014	1,575,000	1,559,250
Virgin Media Finance PLC, 9.125%, 2016	2,025,000	2,080,688
Virgin Media Finance PLC, 9.5%, 2016	1,110,000	1,168,275

		$14,500,801

Chemicals - 2.3%
Dow Chemical Co., 8.55%, 2019	$1,775,000	$1,995,359
Huntsman International LLC, 5.5%, 2016 (z)	305,000	259,250
Innophos Holdings, Inc., 8.875%, 2014	1,005,000	1,015,050
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	1,924,000	1,928,810
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	845,000	874,575
Momentive Performance Materials, Inc., 11.5%, 2016	1,120,000	739,200
Nalco Co., 7.75%, 2011	163,000	163,000
Nalco Co., 8.875%, 2013	810,000	832,275

		$7,807,519

Construction - 0.2%
Lennar Corp., 12.25%, 2017	$490,000	$597,800

Consumer Products - 0.8%
ACCO Brands Corp., 10.625%, 2015 (z)	$150,000	$156,750
ACCO Brands Corp., 7.625%, 2015	525,000	435,750
Jarden Corp., 7.5%, 2017	1,295,000	1,259,388
Visant Holding Corp., 8.75%, 2013	825,000	839,438

		$2,691,326

Consumer Services - 2.8%
Corrections Corp. of America, 6.25%, 2013	$790,000	$778,150
Corrections Corp. of America, 7.75%, 2017	650,000	671,125
GEO Group, Inc., 8.25%, 2013	1,105,000	1,116,050
KAR Holdings, Inc., 10%, 2015	1,860,000	1,869,300
KAR Holdings, Inc., FRN, 4.483%, 2014	555,000	499,500
Service Corp. International, 7.375%, 2014	1,480,000	1,491,100
Service Corp. International, 7%, 2017	1,640,000	1,599,000
Ticketmaster Entertainment, Inc., 10.75%, 2016	1,575,000	1,614,375

		$9,638,600

Containers - 1.7%
Crown Americas LLC, 7.625%, 2013	$1,620,000	$1,636,200
Graham Packaging Holdings Co., 9.875%, 2014	1,975,000	2,029,313
Greif, Inc., 6.75%, 2017	1,070,000	1,037,900
Owens-Brockway Glass Container, Inc., 8.25%, 2013	1,205,000	1,232,113

		$5,935,526

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Defense Electronics - 0.6%
L-3 Communications Corp.,
6.125%, 2014	$1,975,000	$1,989,813

Electronics - 1.1%
Avago Technologies Ltd., 11.875%, 2015	$795,000	$866,550
Flextronics International Ltd., 6.25%, 2014	456,000	438,900
Freescale Semiconductor, Inc., 8.875%, 2014	1,745,000	1,334,925
Jabil Circuit, Inc., 7.75%, 2016	1,045,000	1,060,675

		$3,701,050

Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 0.943%, 2012	$400,800	$323,194

Energy - Independent - 6.7%
Chaparral Energy, Inc., 8.875%, 2017	$1,445,000	$1,163,225
Chesapeake Energy Corp., 7%, 2014	614,000	594,045
Chesapeake Energy Corp., 9.5%, 2015	850,000	894,625
Chesapeake Energy Corp., 6.375%, 2015	1,370,000	1,272,388
Forest Oil Corp., 8.5%, 2014 (n)	235,000	236,763
Forest Oil Corp., 7.25%, 2019	2,005,000	1,874,675
Hilcorp Energy I LP, 9%, 2016 (n)	1,600,000	1,588,000
Mariner Energy, Inc., 8%, 2017	1,065,000	974,475
McMoRan Exploration Co., 11.875%, 2014	640,000	640,000
Newfield Exploration Co., 6.625%, 2014	795,000	781,088
Newfield Exploration Co., 6.625%, 2016	350,000	343,000
OPTI Canada, Inc., 8.25%, 2014	1,160,000	899,000
Penn Virginia Corp., 10.375%, 2016	1,430,000	1,544,400
Petrohawk Energy Corp., 10.5%, 2014 (n)	810,000	870,750
Plains Exploration & Production Co., 7%, 2017	2,800,000	2,667,000
Quicksilver Resources, Inc., 8.25%, 2015	955,000	931,125
Quicksilver Resources, Inc., 7.125%, 2016	1,605,000	1,392,338
Range Resources Corp., 8%, 2019	1,590,000	1,629,750
SandRidge Energy, Inc., 9.875%, 2016 (n)	345,000	359,663
SandRidge Energy, Inc., 8%, 2018 (n)	2,285,000	2,199,313

		$22,855,623

Entertainment - 1.1%
AMC Entertainment, Inc., 11%, 2016	$2,035,000	$2,167,275
AMC Entertainment, Inc., 8.75%, 2019	1,010,000	1,042,825
Cinemark USA, Inc., 8.625%, 2019 (n)	400,000	413,500

		$3,623,600

Financial Institutions - 2.3%
GMAC LLC, 6.875%, 2011 (n)	$2,948,000	$2,785,860
GMAC LLC, 7%, 2012 (n)	600,000	558,000
GMAC LLC, 6.75%, 2014 (n)	2,125,000	1,806,250
GMAC LLC, 8%, 2031 (n)	1,979,000	1,593,095
International Lease Finance Corp., 5.625%, 2013	1,265,000	999,350

		$7,742,555

Food & Beverages - 1.6%
ARAMARK Corp., 8.5%, 2015	$765,000	$771,694
B&G Foods, Inc., 8%, 2011	1,120,000	1,134,000
Dean Foods Co., 7%, 2016	1,235,000	1,176,338
Del Monte Corp., 6.75%, 2015	1,425,000	1,407,188
Michael Foods, Inc., 8%, 2013	890,000	903,350

		$5,392,570

Forest & Paper Products - 1.8%
Buckeye Technologies, Inc., 8.5%, 2013	$1,585,000	$1,624,625
Georgia-Pacific Corp., 7.125%, 2017 (n)	1,185,000	1,158,338
Georgia-Pacific Corp., 8%, 2024	505,000	499,950
Graphic Packaging International Corp., 9.5%, 2013	1,000,000	1,030,000
Jefferson Smurfit Corp., 8.25%, 2012 (d)	600,000	427,500
JSG Funding PLC, 7.75%, 2015	175,000	154,000
Millar Western Forest Products Ltd., 7.75%, 2013	1,555,000	1,078,781
Smurfit-Stone Container Corp., 8%, 2017 (d)	338,000	239,980

		$6,213,174

Gaming & Lodging - 6.3%
Ameristar Casinos, Inc., 9.25%, 2014 (n)	$1,175,000	$1,219,063
Boyd Gaming Corp., 6.75%, 2014	1,915,000	1,713,925
Firekeepers Development Authority, 13.875%, 2015 (n)	500,000	531,250
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	1,190,000	32,725
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)	830,000	852,825
Harrah’s Operating Co., Inc., 10%, 2018 (n)	1,461,000	1,161,495
Harrah’s Operating Co., Inc., 10%, 2018 (n)	2,047,000	1,627,365
Host Hotels & Resorts, Inc., 7.125%, 2013	660,000	651,750
Host Hotels & Resorts, Inc., 6.75%, 2016	725,000	688,750
Host Hotels & Resorts, Inc., 9%, 2017 (n)	620,000	657,200
MGM Mirage, 6.75%, 2013	870,000	727,538
MGM Mirage, 10.375%, 2014 (n)	195,000	208,163
MGM Mirage, 7.5%, 2016	1,595,000	1,236,125

3

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS High Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Gaming & Lodging - continued
MGM Mirage, 11.125%, 2017 (n)		$485,000	$529,863
MGM Mirage, 11.375%, 2018 (z)		935,000	878,900
Penn National Gaming, Inc., 8.75%, 2019 (n)		200,000	200,500
Pinnacle Entertainment, Inc., 7.5%, 2015		2,675,000	2,367,375
Royal Caribbean Cruises Ltd., 7%, 2013		1,285,000	1,223,963
Royal Caribbean Cruises Ltd., 11.875%, 2015		1,260,000	1,417,500
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		555,000	575,813
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		580,000	547,375
Station Casinos, Inc., 6%, 2012 (d)		1,343,000	396,185
Station Casinos, Inc., 6.5%, 2014 (d)		2,175,000	76,125
Station Casinos, Inc., 6.875%, 2016 (d)		2,540,000	88,900
Station Casinos, Inc., 7.75%, 2016 (d)		472,000	141,600
Wyndham Worldwide Corp., 6%, 2016		1,845,000	1,661,092

			$21,413,365

Industrial - 0.9%
Baldor Electric Co., 8.625%, 2017		$1,250,000	$1,268,750
JohnsonDiversey, Inc., 9.625%, 2012	EUR	460,000	656,312
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$1,190,000	1,207,850

			$3,132,912

Insurance - Property & Casualty - 0.4%
Liberty Mutual Group, Inc., 10.75%, 2058 (z)		$550,000	$522,500
USI Holdings Corp., 9.75%, 2015 (z)		1,075,000	952,719

			$1,475,219

Machinery & Tools - 0.7%
Case New Holland, Inc., 7.125%, 2014		$940,000	$921,200
Rental Service Corp., 9.5%, 2014		1,330,000	1,283,450

			$2,204,650

Major Banks - 1.3%
Bank of America Corp., 8% to 2018, FRN to 2049		$2,725,000	$2,422,798
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		2,165,000	2,078,768

			$4,501,566

Medical & Health Technology & Services - 6.4%
Biomet, Inc., 10%, 2017		$1,065,000	$1,134,225
Biomet, Inc., 11.625%, 2017		1,585,000	1,727,650
Community Health Systems, Inc., 8.875%, 2015		2,720,000	2,788,000
Cooper Cos., Inc., 7.125%, 2015		805,000	780,850
DaVita, Inc., 6.625%, 2013		476,000	471,240
DaVita, Inc., 7.25%, 2015		1,140,000	1,128,600
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		865,000	942,850
HCA, Inc., 6.375%, 2015		1,375,000	1,223,750
HCA, Inc., 9.25%, 2016		4,100,000	4,238,375
HCA, Inc., 8.5%, 2019 (n)		1,515,000	1,583,175
Psychiatric Solutions, Inc., 7.75%, 2015 (n)		605,000	568,700
Psychiatric Solutions, Inc., 7.75%, 2015		860,000	829,900
U.S. Oncology, Inc., 10.75%, 2014		1,405,000	1,468,225
Universal Hospital Services, Inc., 8.5%, 2015 (p)		1,280,000	1,254,400
Universal Hospital Services, Inc., FRN, 4.635%, 2015		310,000	262,725
VWR Funding, Inc., 11.25%, 2015 (p)		1,640,000	1,455,500

			$21,858,165

Metals & Mining - 2.9%
Arch Coal, Inc., 8.75%, 2016 (n)		$650,000	$669,500
Arch Western Finance LLC, 6.75%, 2013		1,395,000	1,372,331
FMG Finance Ltd., 10.625%, 2016 (n)		1,540,000	1,705,550
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		3,190,000	3,393,363
Freeport-McMoRan Copper & Gold, Inc., FRN, 3.881%, 2015		545,000	546,106
Peabody Energy Corp., 5.875%, 2016		765,000	728,663
Peabody Energy Corp., 7.375%, 2016		1,390,000	1,403,900

			$9,819,413

Natural Gas - Distribution - 1.1%
AmeriGas Partners LP, 7.125%, 2016		$1,695,000	$1,627,200
Inergy LP, 6.875%, 2014		2,240,000	2,139,200

			$3,766,400

Natural Gas - Pipeline - 2.2%
Atlas Pipeline Partners LP, 8.125%, 2015		$1,545,000	$1,243,725
Atlas Pipeline Partners LP, 8.75%, 2018		940,000	752,000
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		1,510,000	1,542,504
El Paso Corp., 8.25%, 2016		890,000	912,250
El Paso Corp., 7.25%, 2018		955,000	939,327
MarkWest Energy Partners LP, 6.875%, 2014 (n)		980,000	916,300
MarkWest Energy Partners LP, 8.75%, 2018		265,000	263,675
Williams Partners LP, 7.25%, 2017		1,000,000	982,711

			$7,552,492

Network & Telecom - 3.3%
Cincinnati Bell, Inc., 8.375%, 2014		$2,130,000	$2,140,650

4

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Network & Telecom - continued
Citizens Communications Co., 9.25%, 2011	$1,071,000	$1,167,390
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,230,000	1,273,050
Qwest Communications International, Inc., 7.25%, 2011	1,545,000	1,545,000
Qwest Communications International, Inc., 8%, 2015 (z)	505,000	504,369
Qwest Corp., 7.875%, 2011	570,000	587,813
Qwest Corp., 8.875%, 2012	1,740,000	1,831,350
Qwest Corp., 8.375%, 2016 (n)	448,000	463,680
Windstream Corp., 8.625%, 2016	1,810,000	1,850,725

		$11,364,027

Oil Services - 0.0%
Basic Energy Services, Inc., 7.125%, 2016	$100,000	$78,500

Oils - 0.1%
Petroplus Holdings AG, 9.375%, 2019 (z)	$500,000	$492,500

Precious Metals & Minerals - 1.0%
Teck Resources Ltd., 9.75%, 2014	$485,000	$533,500
Teck Resources Ltd., 10.25%, 2016	300,000	339,000
Teck Resources Ltd., 10.75%, 2019	2,195,000	2,551,688

		$3,424,188

Printing & Publishing - 1.0%
American Media Operations, Inc., 9%, 2013 (p)(z)	$82,585	$48,436
American Media Operations, Inc., 14%, 2013 (p)(z)	862,197	487,237
Dex Media West LLC, 9.875%, 2013 (d)	1,321,000	237,780
Idearc, Inc., 8%, 2016 (d)	1,280,000	57,600
Nielsen Finance LLC, 10%, 2014	1,495,000	1,502,475
Nielsen Finance LLC, 11.5%, 2016	770,000	808,500
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	326,000	256,725
Tribune Co., 5.25%, 2015 (d)	845,000	59,150

		$3,457,903

Railroad & Shipping - 0.5%
Kansas City Southern Railway, 8%, 2015	$1,825,000	$1,861,500

Real Estate - 0.1%
CB Richard Ellis Group, Inc., 11.625%, 2017 (n)	$400,000	$432,000

Retailers - 2.4%
Couche-Tard, Inc., 7.5%, 2013	$340,000	$343,825
Dollar General Corp., 11.875%, 2017 (p)	785,000	883,125
Limited Brands, Inc., 5.25%, 2014	980,000	909,176
Macy’s Retail Holdings, Inc., 5.35%, 2012	415,000	403,954
Macy’s Retail Holdings, Inc., 5.75%, 2014	1,395,000	1,310,672
Neiman Marcus Group, Inc., 10.375%, 2015	1,360,000	1,162,800
Sally Beauty Holdings, Inc., 10.5%, 2016	1,585,000	1,652,363
Toys “R” Us, Inc., 10.75%, 2017 (n)	1,260,000	1,354,500

		$8,020,415

Specialty Chemicals - 0.5%
Ashland, Inc., 9.125%, 2017 (n)	$1,445,000	$1,546,150

Specialty Stores - 0.3%
Payless ShoeSource, Inc., 8.25%, 2013	$1,105,000	$1,082,900

Supermarkets - 0.4%
SUPERVALU, Inc., 8%, 2016	$1,185,000	$1,226,475

Telecommunications - Wireless - 3.3%
Cricket Communications, Inc., 7.75%, 2016 (n)	$790,000	$801,850
Crown Castle International Corp., 9%, 2015	1,495,000	1,566,013
Crown Castle International Corp., 7.75%, 2017 (n)	475,000	491,625
MetroPCS Wireless, Inc., 9.25%, 2014	960,000	981,600
Nextel Communications, Inc., 6.875%, 2013	1,085,000	1,006,338
NII Holdings, Inc., 10%, 2016 (n)	430,000	447,200
SBA Communications Corp., 8%, 2016 (n)	390,000	398,775
SBA Communications Corp., 8.25%, 2019 (n)	330,000	339,900
Sprint Nextel Corp., 8.375%, 2012	430,000	443,975
Sprint Nextel Corp., 8.375%, 2017	885,000	880,575
Sprint Nextel Corp., 8.75%, 2032	2,335,000	2,206,575
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	1,695,000	1,864,500

		$11,428,926

Telephone Services - 0.7%
Frontier Communications Corp., 8.25%, 2014	$1,430,000	$1,472,900
Frontier Communications Corp., 8.125%, 2018	730,000	734,563

		$2,207,463

Tobacco - 0.4%
Alliance One International, Inc., 10%, 2016 (n)	$1,380,000	$1,424,850

Transportation - Services - 0.7%
Commercial Barge Line Co., 12.5%, 2017 (n)	$620,000	$644,800
Hertz Corp., 8.875%, 2014	1,870,000	1,888,700

		$2,533,500

Utilities - Electric Power - 4.8%
AES Corp., 8%, 2017	$2,805,000	$2,822,531

5

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Utilities - Electric Power - continued
Calpine Corp., 8%, 2016 (n)	$1,580,000	$1,619,500
Dynegy Holdings, Inc., 7.5%, 2015	1,145,000	1,059,125
Dynegy Holdings, Inc., 7.75%, 2019	520,000	443,300
Edison Mission Energy, 7%, 2017	1,575,000	1,315,125
Mirant Americas Generation LLC, 8.3%, 2011	900,000	915,750
Mirant North America LLC, 7.375%, 2013	405,000	402,975
NRG Energy, Inc., 7.375%, 2016	4,420,000	4,276,350
RRI Energy, Inc., 7.875%, 2017	774,000	755,618
Texas Competitive Electric Holdings LLC, 10.25%, 2015	3,830,000	2,757,600

		$16,367,874

Total Bonds		$303,072,415

FLOATING RATE LOANS (g)(r) - 5.4%
Aerospace - 0.5%
Hawker Beechcraft Acquisition
Co. LLC, Letter of Credit, 2.28%, 2014	$96,021	$72,976
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.25%, 2014	2,150,986	1,634,750

		$1,707,726

Automotive - 0.8%
Accuride Corp., Term Loan, 10%, 2012	$148,718	$143,513
Federal-Mogul Corp., Term Loan B, 2.19%, 2014	1,238,132	944,076
Ford Motor Co., Term Loan, 3.49%, 2013	1,930,863	1,709,849
Mark IV Industries, Inc., Second Lien Term Loan, 9.85%, 2011 (d)	1,002,280	17,540

		$2,814,978

Broadcasting - 0.4%
Gray Television, Inc., Term Loan, 3.76%, 2014	$560,995	$455,808
Local TV Finance LLC, Term Loan B, 2.25%, 2013	101,447	79,298
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	445,189	233,724
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	1,193,855	626,774

		$1,395,604

Building - 0.0%
Building Materials Holding Corp., Term Loan, 3%, 2014	$167,198	$152,057

Business Services - 0.3%
First Data Corp., Term Loan B-1, 2.99%, 2014	$1,187,279	$1,022,049

Cable TV - 0.2%
Charter Communications Operating LLC, Term Loan, 6.25%, 2014	$791,785	$754,175

Electronics - 0.1%
Freescale Semiconductor, Inc., Term Loan B, 2.01%, 2013	$486,785	$389,124

Gaming & Lodging - 0.6%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.54%, 2014	$1,652,646	$413,161
MGM Mirage, Term Loan B, 2011 (o)	955,377	876,262
Motorcity Casino, Term Loan B, 2012 (o)	707,792	660,016

		$1,949,439

Printing & Publishing - 0.3%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$1,903,273	$905,244

Retailers - 0.1%
Toys “R” Us, Inc., Term Loan B, 4.49%, 2012	$481,984	$461,873

Specialty Chemicals - 0.7%
LyondellBasell, DIP Term Loan, 2009 (q)	$187,248	$194,645
LyondellBasell, DIP Term Loan B- 3, 5.79%, 2009	186,972	181,362
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.74%, 2013 (o)	47,113	30,455
LyondellBasell, Dutch Tranche Term Loan, 3.74%, 2013 (o)	108,041	69,841
LyondellBasell, German Tranche Term Loan B-1, 3.99%, 2014 (o)	135,257	87,434
LyondellBasell, German Tranche Term Loan B-2, 3.99%, 2014 (o)	135,257	87,434
LyondellBasell, German Tranche Term Loan B-3, 3.99%, 2014 (o)	135,257	87,434
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.74%, 2013 (o)	176,674	114,207
LyondellBasell, U.S. Tranche Term Loan, 3.74%, 2013 (o)	336,613	217,597
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014 (o)	586,918	383,844
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014 (o)	586,918	379,401
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014 (o)	586,918	379,401

		$2,213,055

Specialty Stores - 0.3%
Michaels Stores, Inc., Term Loan, 2.53%, 2013	$1,284,671	$1,146,034

Utilities - Electric Power - 1.1%
Calpine Corp., Term Loan, 3.16%, 2014	$1,260,999	$1,146,721
Texas Competitive Electric Holdings Co. LLC, Term Loan B- 3, 3.75%, 2014	3,240,252	2,544,408

		$3,691,129

Total Floating Rate Loans		$18,602,487

6

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS High Income Series

Issuer			Shares/Par	Value ($)
COMMON STOCKS - 0.8%
Automotive - 0.0%
Oxford Automotive, Inc. (a)			82	$0

Cable TV - 0.4%
Cablevision Systems Corp., “A”			14,100	$334,875
Comcast Corp., “A”			51,800	874,902
Time Warner Cable, Inc.			6,166	265,693

				$1,475,470

Energy - Integrated - 0.1%
Chevron Corp.			3,200	$225,376

Gaming & Lodging - 0.2%
Ameristar Casinos, Inc.			13,200	$208,296
Pinnacle Entertainment, Inc. (a)			36,000	366,840

				$575,136

Printing & Publishing - 0.0%
American Media, Inc. (a)			15,806	$21,180
Golden Books Family Entertainment, Inc. (a)			2,125	0
World Color Press, Inc. (a)			4,599	44,150

				$65,330

Telephone Services - 0.1%
Windstream Corp.			49,900	$505,487

Total Common Stocks				$2,846,799

PREFERRED STOCKS - 0.4%
Financial Institutions - 0.1%
Preferred Blocker, Inc., 7% (z)			574	$333,799

Major Banks - 0.3%
Bank of America Corp., 8.63%			48,825	$1,155,688

Total Preferred Stocks				$1,489,487

	Strike Price	First Exercise
WARRANTS - 0.0%
Printing & Publishing - 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	10/08/09	$2,607	$5,344
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	10/08/09	2,607	7,951

Total Warrants				$13,295

MONEY MARKET FUNDS (v) - 1.8%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value			5,991,299	$5,991,299

Total Investments				$332,015,782

OTHER ASSETS, LESS LIABILITIES - 2.9%				9,812,233

NET ASSETS - 100.0%				$341,828,015

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $56,564,848, representing 16.5% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

7

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS High Income Series

Restricted Securities	Acquisition Date	Cost	Current Market Value
ACCO Brands Corp., 10.625%, 2015	9/21/09	$147,754	$156,750
ARCap REIT, Inc., CDO, “H”, 6.088%, 2045	9/21/04	805,781	81,584
Airlie LCDO Ltd., CDO, FRN, 2.189%, 2011	10/13/06	709,945	170,387
American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/09	53,668	48,436
American Media Operations, Inc., 14%, 2013	1/29/09 - 4/15/09	474,223	487,237
Anthracite Ltd., CDO, 6%, 2037	5/14/02	256,185	23,200
Arbor Realty Mortgage Securities, CDO, FRN, 2.803%, 2038	12/20/05	622,760	24,910
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 5/15/09	1,450,800	425,378
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	947,962	19,650
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.803%, 2050	4/12/06	500,000	10,000
Huntsman International LLC, 5.5%, 2016	9/09/09	244,304	259,250
LBI Media, Inc., 8.5%, 2017	7/18/07	634,358	403,125
Liberty Mutual Group, Inc., 10.75%, 2058	9/17/09	533,500	522,500
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 6/01/09	1,646,254	527,990
MGM Mirage, 11.375%, 2018	9/17/09	910,696	878,900
Petroplus Holdings AG, 9.375%, 2019	9/09/09	492,095	492,500
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	441,980	333,799
Qwest Communications International, Inc., 8%, 2015	9/14/09	496,176	504,369
Spirit AeroSystems Holdings, Inc., 7.5%, 2017	9/24/09	474,352	482,575
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	1,087,194	952,719
Wachovia Credit, CDO, FRN, 1.635%, 2026	6/08/06	372,000	14,880

Total Restricted Securities			$6,820,139
% of Net Assets			2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS High Income Series

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

9

MFS High Income Series

Supplemental Information (Unaudited) 9/30/09 - continued

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,994,602	$333,799	$21,180	$4,349,581
Non-U.S. Sovereign Debt	—	323,194	—	323,194
Corporate Bonds	—	264,794,193		264,794,193
Residential Mortgage-Backed Securities	—	24,910	—	24,910
Commercial Mortgage-Backed Securities	—	10,071,688	—	10,071,688
Bank Loans	—	18,602,487	—	18,602,487
Asset-Backed Securities (including CDOs)	—	442,033	170,387	612,420
Foreign Bonds	—	25,703,506	—	25,703,506
Other Fixed Income Securities	—	1,542,504	—	1,542,504
Mutual Funds	5,991,299	—	—	5,991,299

Total Investments	$9,985,901	$321,838,314	$191,567	$332,015,782

Other Financial Instruments
Forward Currency Contracts	$—	$(4,293)	$—	$(4,293)

For further information regarding security characteristics, see the Portfolio of Investments

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities
Balance as of 12/31/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(12,645)	(20,841)
Net purchases (sales)	33,825	32,945
Transfers in and/or out of Level 3	—	158,283

Balance as of 9/30/09	$21,180	$170,387

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$346,148,855

Gross unrealized appreciation	$18,049,094
Gross unrealized depreciation	(32,182,167)

Net unrealized appreciation (depreciation)	$(14,133,073)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 9/30/09

Forward Foreign Currency Exchange Contracts at 9/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	EUR	UBS AG	347,762	12/16/09	$511,085	$508,857	$(2,228)
SELL	EUR	UBS AG	2,276,144	12/16/09	3,328,463	3,330,528	(2,065)

							$(4,293)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

10

MFS High Income Series

Supplemental Information (Unaudited) 9/30/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	103,140,662	(97,149,363)	5,991,299

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$31,253	$5,991,299

11

MFS® Investors Growth Stock Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Investors Growth Stock Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.8%
Aerospace - 3.5%
Precision Castparts Corp.	24,100	$2,455,067
United Technologies Corp.	222,170	13,536,818

		$15,991,885

Alcoholic Beverages - 1.4%
Companhia de Bebidas das Americas, ADR	29,400	$2,418,444
Diageo PLC	246,860	3,787,388

		$6,205,832

Apparel Manufacturers - 4.5%
LVMH Moet Hennessy Louis Vuitton S.A.	68,540	$6,893,477
NIKE, Inc., “B”	215,610	13,949,967

		$20,843,444

Biotechnology - 2.0%
Genzyme Corp. (a)	162,690	$9,229,404

Broadcasting - 2.3%
Grupo Televisa S.A., ADR	74,300	$1,381,237
Omnicom Group, Inc.	246,420	9,102,755

		$10,483,992

Brokerage & Asset Managers - 2.5%
Charles Schwab Corp.	350,080	$6,704,032
CME Group, Inc.	15,720	4,844,747

		$11,548,779

Business Services - 13.2%
Accenture Ltd., “A”	511,320	$19,056,896
Amdocs Ltd. (a)	100,600	2,704,128
Automatic Data Processing, Inc.	66,200	2,601,660
Dun & Bradstreet Corp.	115,250	8,680,630
Fidelity National Information Services, Inc.	108,280	2,762,223
MasterCard, Inc., “A”	72,880	14,732,692
Visa, Inc., “A”	26,740	1,848,001
Western Union Co.	419,900	7,944,508

		$60,330,738

Cable TV - 0.6%
DIRECTV Group, Inc. (a)	107,590	$2,967,332

Chemicals - 1.0%
3M Co.	59,900	$4,420,620

Computer Software - 3.5%
Oracle Corp.	768,290	$16,011,164

Computer Software - Systems - 5.1%
Apple, Inc. (a)	43,320	$8,030,228
EMC Corp. (a)	96,030	1,636,351
Hewlett-Packard Co.	146,180	6,901,158
International Business Machines Corp.	55,060	6,585,727

		$23,153,464

Consumer Products - 5.4%
Colgate-Palmolive Co.	139,110	$10,611,311
Procter & Gamble Co.	241,083	13,963,527

		$24,574,838

Electrical Equipment - 4.9%
Danaher Corp.	188,200	$12,669,624
Rockwell Automation, Inc.	152,980	6,516,948
W.W. Grainger, Inc.	36,420	3,254,491

		$22,441,063

Electronics - 2.9%
National Semiconductor Corp.	301,280	$4,299,266
Samsung Electronics Co. Ltd., GDR	13,536	4,615,776
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	407,406	4,465,170

		$13,380,212

Energy - Integrated - 3.3%
Chevron Corp.	115,410	$8,128,326
Exxon Mobil Corp.	26,090	1,790,035
Hess Corp.	57,760	3,087,850
Marathon Oil Corp.	73,240	2,336,356

		$15,342,567

Food & Beverages - 5.7%
Groupe Danone	75,213	$4,532,389
Mead Johnson Nutrition Co., “A”	116,000	5,232,760
Nestle S.A.	91,536	3,900,637
PepsiCo, Inc.	214,420	12,577,877

		$26,243,663

Food & Drug Stores - 2.9%
CVS Caremark Corp.	377,433	$13,489,455

Gaming & Lodging - 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	85,120	$2,811,514

General Merchandise - 0.6%
Target Corp.	60,130	$2,806,868

Internet - 3.8%
eBay, Inc. (a)	105,800	$2,497,938
Google, Inc., “A” (a)	30,070	14,910,210

		$17,408,148

Major Banks - 2.6%
Bank of New York Mellon Corp.	157,998	$4,580,362
State Street Corp.	140,350	7,382,410

		$11,962,772

Medical & Health Technology & Services - 2.6%
Laboratory Corp. of America Holdings (a)	39,180	$2,574,126
Medco Health Solutions, Inc. (a)	51,280	2,836,297
Patterson Cos., Inc. (a)	180,010	4,905,272
VCA Antech, Inc. (a)	62,200	1,672,558

		$11,988,253

Medical Equipment - 9.5%
Becton, Dickinson and Co.	55,700	$3,885,075
DENTSPLY International, Inc.	261,850	9,044,299

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Investors Growth Stock Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - continued
Medtronic, Inc.	292,670	$10,770,256
St. Jude Medical, Inc. (a)	117,690	4,591,087
Synthes, Inc.	18,540	2,234,532
Thermo Fisher Scientific, Inc. (a)	128,010	5,590,197
Waters Corp. (a)	133,090	7,434,407

		$43,549,853

Metals & Mining - 0.5%
BHP Billiton Ltd., ADR	34,960	$2,307,710

Network & Telecom - 4.5%
Cisco Systems, Inc. (a)	867,860	$20,429,424

Oil Services - 2.8%
Halliburton Co.	291,610	$7,908,463
Noble Corp.	132,010	5,011,100

		$12,919,563

Pharmaceuticals - 4.1%
Abbott Laboratories	161,060	$7,967,638
Allergan, Inc.	75,510	4,285,948
Johnson & Johnson	108,570	6,610,827

		$18,864,413

Specialty Chemicals - 0.5%
Praxair, Inc.	25,190	$2,057,771

Specialty Stores - 1.0%
Staples, Inc.	188,375	$4,374,068

Total Common Stocks		$448,138,809

MONEY MARKET FUNDS (v) - 2.2%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	10,155,956	$10,155,956

Total Investments		$458,294,765

OTHER ASSETS, LESS LIABILITIES - 0.0%		64,951

NET ASSETS - 100.0%		$458,359,716

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Investors Growth Stock Series

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$448,138,809	$—	$—	$448,138,809
Mutual Funds	10,155,956	—	—	10,155,956

Total Investments	$458,294,765	$—	$—	$458,294,765

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Investors Growth Stock Series

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$425,516,465

Gross unrealized appreciation	$49,977,671
Gross unrealized depreciation	(17,199,371)

Net unrealized appreciation (depreciation)	$32,778,300

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	143,581,068	(133,425,112)	10,155,956

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15,334	$10,155,956

4

MFS® Investors Trust Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Investors Trust Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.9%
Aerospace - 3.4%
Lockheed Martin Corp.	140,400	$10,962,432
United Technologies Corp.	200,210	12,198,795

		$23,161,227

Alcoholic Beverages - 2.2%
Diageo PLC	511,240	$7,843,573
Heineken N.V.	143,950	6,636,499

		$14,480,072

Apparel Manufacturers - 1.6%
NIKE, Inc., “B”	168,630	$10,910,361

Automotive - 0.6%
Bayerische Motoren Werke AG	85,290	$4,112,458

Biotechnology - 2.3%
Genzyme Corp. (a)	180,930	$10,264,159
Gilead Sciences, Inc. (a)	116,370	5,420,515

		$15,684,674

Broadcasting - 1.8%
Walt Disney Co.	446,510	$12,261,165

Brokerage & Asset Managers - 1.5%
Charles Schwab Corp.	244,270	$4,677,771
Franklin Resources, Inc.	51,090	5,139,654

		$9,817,425

Business Services - 2.8%
Amdocs Ltd. (a)	241,170	$6,482,650
MasterCard, Inc., “A”	31,350	6,337,403
Visa, Inc., “A”	84,970	5,872,277

		$18,692,330

Chemicals - 1.7%
3M Co.	106,490	$7,858,962
Monsanto Co.	43,300	3,351,420

		$11,210,382

Computer Software - 2.4%
Oracle Corp.	579,750	$12,081,990
VeriSign, Inc. (a)	179,390	4,249,749

		$16,331,739

Computer Software - Systems - 5.4%
Apple, Inc. (a)	64,690	$11,991,585
EMC Corp. (a)	352,160	6,000,806
Hewlett-Packard Co.	293,180	13,841,028
International Business Machines Corp.	39,180	4,686,320

		$36,519,739

Construction - 0.5%
Sherwin-Williams Co.	60,510	$3,640,282

Consumer Products - 4.4%
Colgate-Palmolive Co.	81,890	$6,246,569
Procter & Gamble Co.	265,470	15,376,022
Reckitt Benckiser Group PLC	163,150	7,973,380

		$29,595,971

Electrical Equipment - 2.2%
Danaher Corp.	150,020	$10,099,346
Rockwell Automation, Inc.	109,290	4,655,754

		$14,755,100

Electronics - 4.2%
Intel Corp.	704,280	$13,782,760
National Semiconductor Corp.	385,510	5,501,228
Samsung Electronics Co. Ltd., GDR	25,560	8,715,960

		$27,999,948

Energy - Independent - 2.7%
EOG Resources, Inc.	43,250	$3,611,807
Noble Energy, Inc.	96,810	6,385,588
Occidental Petroleum Corp.	105,420	8,264,928

		$18,262,323

Energy - Integrated - 4.7%
Chevron Corp.	159,270	$11,217,386
Exxon Mobil Corp.	93,510	6,415,721
Hess Corp.	130,600	6,981,876
TOTAL S.A., ADR	116,380	6,896,679

		$31,511,662

Food & Beverages - 3.2%
General Mills, Inc.	64,110	$4,127,402
Nestle S.A.	216,096	9,208,530
PepsiCo, Inc.	143,181	8,398,997

		$21,734,929

Food & Drug Stores - 1.7%
CVS Caremark Corp.	310,700	$11,104,418

Gaming & Lodging - 2.0%
Carnival Corp.	145,950	$4,857,216
International Game Technology	148,830	3,196,868
Ladbrokes PLC	773,892	2,317,757
Starwood Hotels & Resorts Worldwide, Inc.	97,520	3,221,086

		$13,592,927

General Merchandise - 1.5%
Target Corp.	209,240	$9,767,323

Insurance - 2.3%
MetLife, Inc.	209,280	$7,967,290
Travelers Cos., Inc.	155,020	7,631,635

		$15,598,925

Internet - 2.0%
Google, Inc., “A” (a)	26,670	$13,224,320

Machinery & Tools - 0.5%
Eaton Corp.	57,200	$3,236,948

Major Banks - 11.2%
Bank of America Corp.	735,520	$12,444,998
Bank of New York Mellon Corp.	351,323	10,184,854
Goldman Sachs Group, Inc.	55,970	10,318,069
JPMorgan Chase & Co.	452,710	19,837,752
State Street Corp.	239,790	12,612,954

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Investors Trust Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
Wells Fargo & Co.	355,270	$10,011,509

		$75,410,136

Medical Equipment - 3.6%
Becton, Dickinson and Co.	94,530	$6,593,467
Medtronic, Inc.	318,670	11,727,056
St. Jude Medical, Inc. (a)	149,060	5,814,831

		$24,135,354

Natural Gas - Distribution - 1.0%
Questar Corp.	169,700	$6,373,932

Network & Telecom - 2.7%
Cisco Systems, Inc. (a)	629,852	$14,826,716
Nokia Corp., ADR	213,910	3,127,364

		$17,954,080

Oil Services - 2.3%
Halliburton Co.	258,000	$6,996,960
Noble Corp.	124,850	4,739,306
Transocean, Inc. (a)	41,380	3,539,231

		$15,275,497

Other Banks & Diversified Financials - 0.4%
American Express Co.	80,080	$2,714,712

Pharmaceuticals - 6.8%
Abbott Laboratories	294,060	$14,547,148
Johnson & Johnson	254,556	15,499,915
Merck & Co., Inc.	107,750	3,408,132
Roche Holding AG	34,140	5,518,141
Teva Pharmaceutical Industries Ltd., ADR	129,470	6,546,003

		$45,519,339

Specialty Chemicals - 2.1%
Linde AG	75,830	$8,220,343
Praxair, Inc.	69,180	5,651,314

		$13,871,657

Specialty Stores - 2.1%
Nordstrom, Inc.	230,480	$7,038,859
Staples, Inc.	304,495	7,070,374

		$14,109,233

Telecommunications - Wireless - 1.0%
America Movil S.A.B. de C.V., “L”, ADR	48,030	$2,105,155
Rogers Communications, Inc., “B”	165,140	4,662,758

		$6,767,913

Telephone Services - 2.7%
American Tower Corp., “A” (a)	118,290	$4,305,756
AT&T, Inc. (s)	514,920	13,907,989

		$18,213,745

Tobacco - 1.5%
Philip Morris International, Inc.	211,830	$10,324,594

Trucking - 1.2%
Expeditors International of Washington, Inc.	96,140	$3,379,321
FedEx Corp.	66,550	5,005,891

		$8,385,212

Utilities - Electric Power - 2.7%
American Electric Power Co., Inc.	79,150	$2,452,858
Exelon Corp.	99,530	4,938,679
FPL Group, Inc.	116,500	6,434,295
Wisconsin Energy Corp.	91,890	4,150,671

		$17,976,503

Total Common Stocks		$664,238,555

MONEY MARKET FUNDS (v) - 1.1%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	7,783,981	$7,783,981

Total Investments		$672,022,536

OTHER ASSETS, LESS LIABILITIES - (0.0)%		(313,945)

NET ASSETS - 100.0%		$671,708,591

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover minimum collateral requirements in brokerage accounts for the purpose of selling securities short. At September 30, 2009, the value of the securities pledged amounted to $175,565. At September 30, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Investors Trust Series

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$664,238,555	$—	$—	$664,238,555
Mutual Funds	7,783,981	—	—	7,783,981

Total Investments	$672,022,536	$—	$—	$672,022,536

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Investors Trust Series

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$672,441,334

Gross unrealized appreciation	$65,401,024
Gross unrealized depreciation	(65,819,822)

Net unrealized appreciation (depreciation)	$(418,798)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	76,550,403	(68,766,422)	7,783,981

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,975	$7,783,981

4

MFS INVESTMENT MANAGEMENT

MFS® Mid Cap Growth Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.9%
Aerospace - 1.2%
Goodrich Corp.	28,580	$1,553,035

Airlines - 0.5%
Copa Holdings S.A., “A”	15,980	$710,950

Apparel Manufacturers - 1.0%
Coach, Inc.	41,060	$1,351,695

Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	20,360	$906,834
Human Genome Sciences, Inc. (a)	23,740	446,787
Illumina, Inc. (a)	6,960	295,800

		$1,649,421

Broadcasting - 0.8%
Discovery Communications, Inc., “A” (a)	35,240	$1,018,084

Brokerage & Asset Managers - 4.2%
Affiliated Managers Group, Inc. (a)	26,160	$1,700,662
BM&F Bovespa S.A.	94,500	696,641
Bolsa Mexicana de Valores S.A. de C.V. (a)	135,000	167,037
Evercore Partners, Inc.	16,620	485,636
Greenhill & Co., Inc.	5,670	507,919
IntercontinentalExchange, Inc. (a)	3,340	324,615
Lazard Ltd.	10,950	452,345
TD AMERITRADE Holding Corp. (a)	59,850	1,174,257

		$5,509,112

Business Services - 4.5%
Amdocs Ltd. (a)	32,050	$861,504
Cognizant Technology Solutions Corp., “A” (a)	36,730	1,419,982
Concur Technologies, Inc. (a)	12,540	498,590
CoStar Group, Inc. (a)	13,880	572,134
Fidelity National Information Services, Inc.	29,140	743,361
MasterCard, Inc., “A”	6,370	1,287,696
Visa, Inc., “A”	8,680	599,875

		$5,983,142

Computer Software - 6.9%
Adobe Systems, Inc. (a)	60,200	$1,989,008
Autodesk, Inc. (a)	28,940	688,772
Citrix Systems, Inc. (a)	44,310	1,738,281
MicroStrategy, Inc., “A” (a)	28,060	2,007,412
Parametric Technology Corp. (a)	88,850	1,227,907
VeriSign, Inc. (a)(s)	59,340	1,405,765

		$9,057,145

Computer Software - Systems - 1.2%
Mercadolibre, Inc. (a)	13,430	$516,518
MICROS Systems, Inc. (a)	35,740	1,078,991

		$1,595,509

Construction - 1.9%
Black & Decker Corp.	16,430	$760,545
Lennar Corp., “A”	49,760	709,080
NVR, Inc. (a)	720	458,906
Sherwin-Williams Co.	9,950	598,592

		$2,527,123

Consumer Products - 0.9%
Natura Cosmeticos S.A.	68,410	$1,233,743

Consumer Services - 5.3%
Capella Education Co. (a)	22,350	$1,505,049
DeVry, Inc.	30,480	1,686,154
Monster Worldwide, Inc. (a)	38,880	679,622
Priceline.com, Inc. (a)	10,980	1,820,704
Strayer Education, Inc.	5,870	1,277,782

		$6,969,311

Containers - 1.1%
Owens-Illinois, Inc. (a)	40,400	$1,490,760

Electrical Equipment - 5.7%
AMETEK, Inc.	46,270	$1,615,286
Baldor Electric Co.	30,340	829,496
Danaher Corp.	15,830	1,065,676
Mettler-Toledo International, Inc. (a)	12,120	1,097,951
Rockwell Automation, Inc.	33,180	1,413,468
Tyco Electronics Ltd.	32,200	717,416
W.W. Grainger, Inc.	9,460	845,346

		$7,584,639

Electronics - 6.7%
Dolby Laboratories, Inc., “A” (a)	12,630	$482,340
Flextronics International Ltd. (a)	183,950	1,372,267
Hittite Microwave Corp. (a)	24,310	894,122
Lam Research Corp. (a)	16,640	568,422
Linear Technology Corp.	45,780	1,264,901
MEMC Electronic Materials, Inc. (a)	67,650	1,125,020
National Semiconductor Corp.	84,330	1,203,389
Silicon Laboratories, Inc. (a)	27,440	1,272,118
Tessera Technologies, Inc. (a)	24,600	686,094

		$8,868,673

Energy - Independent - 3.5%
Arena Resources, Inc. (a)	26,890	$954,595
Newfield Exploration Co. (a)	15,810	672,874
Plains Exploration & Production Co. (a)	45,020	1,245,253
Ultra Petroleum Corp. (a)	35,990	1,762,070

		$4,634,792

Entertainment - 1.9%
DreamWorks Animation, Inc., “A” (a)	54,310	$1,931,807
TiVo, Inc. (a)	49,600	513,856

		$2,445,663

Food & Beverages - 2.8%
Flowers Foods, Inc.	29,660	$779,761
J.M. Smucker Co.	30,280	1,605,143
Mead Johnson Nutrition Co., “A”	29,170	1,315,859

		$3,700,763

Gaming & Lodging - 4.2%
International Game Technology	88,080	$1,891,958
Las Vegas Sands Corp. (a)	51,630	869,449

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Gaming & Lodging - continued
Royal Caribbean Cruises Ltd. (a)	54,230	$1,305,858
Starwood Hotels & Resorts Worldwide, Inc.	44,840	1,481,065

		$5,548,330

Insurance - 1.4%
Allied World Assurance Co. Holdings Ltd.	9,420	$451,501
Aspen Insurance Holdings Ltd.	34,470	912,421
Hartford Financial Services Group, Inc.	19,720	522,580

		$1,886,502

Leisure & Toys - 0.6%
THQ, Inc. (a)	109,450	$748,638

Machinery & Tools - 2.4%
Eaton Corp.	15,640	$885,068
Flowserve Corp.	10,470	1,031,714
Kennametal, Inc.	49,410	1,215,980

		$3,132,762

Major Banks - 0.9%
Regions Financial Corp.	77,330	$480,219
State Street Corp.	12,900	678,540

		$1,158,759

Medical & Health Technology & Services - 7.4%
athenahealth, Inc. (a)	17,870	$685,672
Cerner Corp. (a)	15,440	1,154,912
Express Scripts, Inc. (a)	26,000	2,017,080
Henry Schein, Inc. (a)	12,930	709,986
IDEXX Laboratories, Inc. (a)	37,450	1,872,500
Lincare Holdings, Inc. (a)	8,410	262,813
Medassets, Inc. (a)	31,330	707,118
Medco Health Solutions, Inc. (a)	28,610	1,582,419
MEDNAX, Inc. (a)	13,300	730,436

		$9,722,936

Medical Equipment - 3.8%
C.R. Bard, Inc.	5,180	$407,200
DENTSPLY International, Inc.	34,450	1,189,903
Edwards Lifesciences Corp. (a)	10,040	701,896
Intuitive Surgical, Inc. (a)	2,240	587,440
St. Jude Medical, Inc. (a)	55,150	2,151,402

		$5,037,841

Metals & Mining - 0.8%
Cliffs Natural Resources, Inc.	21,430	$693,475
Steel Dynamics, Inc.	27,830	426,912

		$1,120,387

Natural Gas - Distribution - 0.8%
EQT Corp.	16,820	$716,532
Questar Corp.	9,670	363,205

		$1,079,737

Network & Telecom - 1.2%
Ciena Corp. (a)	77,020	$1,253,886
Palm, Inc. (a)	20,220	352,435

		$1,606,321

Oil Services - 2.9%
Cameron International Corp. (a)	30,180	$1,141,408
Oceaneering International, Inc. (a)	11,700	663,975
Pride International, Inc. (a)	22,350	680,334
Smith International, Inc.	45,130	1,295,231

		$3,780,948

Other Banks & Diversified Financials - 1.6%
Ocwen Financial Corp. (a)	27,770	$314,356
People’s United Financial, Inc.	19,070	296,729
SVB Financial Group (a)	30,510	1,320,168
TCF Financial Corp.	17,360	226,374

		$2,157,627

Personal Computers & Peripherals - 0.9%
Nuance Communications, Inc. (a)	78,690	$1,177,202

Precious Metals & Minerals - 0.9%
Teck Resources Ltd., “B” (a)	45,290	$1,248,645

Printing & Publishing - 2.2%
Moody’s Corp.	17,850	$365,211
MSCI, Inc., “A” (a)	45,910	1,359,854
VistaPrint Ltd. (a)	24,140	1,225,105

		$2,950,170

Restaurants - 0.7%
P.F. Chang’s China Bistro, Inc. (a)	14,240	$483,733
Wendy’s/Arby’s Group, Inc., “A”	80,410	380,339

		$864,072

Specialty Chemicals - 1.8%
Airgas, Inc.	26,490	$1,281,321
Rockwood Holdings, Inc. (a)	50,090	1,030,351

		$2,311,672

Specialty Stores - 6.6%
Abercrombie & Fitch Co., “A”	41,430	$1,362,218
Advance Auto Parts, Inc.	14,320	562,490
Ctrip.com International Ltd., ADR (a)	13,490	793,077
Dick’s Sporting Goods, Inc. (a)	32,190	721,056
J. Crew Group, Inc. (a)	24,750	886,545
Nordstrom, Inc.	16,260	496,580
Ross Stores, Inc.	17,490	835,497
Staples, Inc.	52,640	1,222,301
Tiffany & Co.	47,450	1,828,249

		$8,708,013

Telephone Services - 1.4%
American Tower Corp., “A” (a)	49,830	$1,813,812

Trucking - 3.4%
Con-way, Inc.	8,350	$319,972
Expeditors International of Washington, Inc.	35,140	1,235,171
J.B. Hunt Transport Services, Inc.	21,940	704,932
Landstar System, Inc.	40,850	1,554,751

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Trucking - continued
Old Dominion Freight Lines, Inc. (a)	21,270	$647,246

		$4,462,072

Utilities - Electric Power - 0.7%
AES Corp. (a)	64,410	$954,556

Total Common Stocks		$129,354,562

MONEY MARKET FUNDS (v) - 4.8%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	6,379,867	$6,379,867

Total Investments		$135,734,429

OTHER ASSETS, LESS LIABILITIES - (2.7)%		(3,545,605)

NET ASSETS - 100.0%		$132,188,824

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2009, the value of securities pledged amounted to $173,411. At September 30, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Mid Cap Growth Series

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$129,354,562	$—	$—	$129,354,562
Mutual Funds	6,379,867	—	—	6,379,867

Total Investments	$135,734,429	$—	$—	$135,734,429

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$120,592,194

Gross unrealized appreciation	$22,210,114
Gross unrealized depreciation	(7,067,879)

Net unrealized appreciation (depreciation)	$15,142,235

The aggregate cost above includes prior fiscal year end tax adjustments.

4

MFS Mid Cap Growth Series

Supplemental Information (Unaudited) 9/30/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	—	41,181,558	(34,801,691)	6,379,867

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$7,432	$6,379,867

5

MFS® New Discovery Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited)

MFS New Discovery Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.9%
Aerospace - 0.8%
HEICO Corp.	75,260	$3,263,274
HEICO Corp., “A”	49,150	1,666,677

		$4,929,951

Airlines - 0.7%
Copa Holdings S.A., “A”	94,860	$4,220,321

Apparel Manufacturers - 0.3%
Stella International Holdings	1,206,000	$2,022,955

Biotechnology - 2.8%
Gen-Probe, Inc. (a)	214,210	$8,876,862
Human Genome Sciences, Inc. (a)	199,370	3,752,143
Luminex Corp. (a)	273,850	4,655,450

		$17,284,455

Broadcasting - 0.5%
Focus Media Holding Ltd., ADR (a)	303,000	$3,345,120

Brokerage & Asset Managers - 1.4%
BM&F Bovespa S.A.	653,900	$4,820,464
Thomas Weisel Partners Group (a)	209,440	1,118,410
TradeStation Group, Inc. (a)	317,720	2,589,418

		$8,528,292

Business Services - 6.3%
ATA, Inc., ADR (a)	60,321	$339,607
Concur Technologies, Inc. (a)	178,770	7,107,895
Constant Contact, Inc. (a)	110,832	2,133,516
Copart, Inc. (a)	286,590	9,517,654
CoStar Group, Inc. (a)	259,300	10,688,346
Kroton Educacional S.A., IEU	273,454	2,437,254
Redecard S.A.	93,000	1,430,487
Ultimate Software Group, Inc. (a)	210,790	6,053,889

		$39,708,648

Chemicals - 0.8%
Intrepid Potash, Inc. (a)	200,870	$4,738,523

Computer Software - 2.8%
ANSYS, Inc. (a)	61,780	$2,314,897
Blackboard, Inc. (a)	172,880	6,531,406
Salesforce.com, Inc. (a)	108,570	6,180,890
SolarWinds, Inc. (a)	125,530	2,765,426

		$17,792,619

Computer Software - Systems - 2.3%
LogMeIn, Inc. (a)	56,120	$1,027,557
MICROS Systems, Inc. (a)	325,730	9,833,789
PROS Holdings, Inc. (a)	387,160	3,259,887

		$14,121,233

Consumer Products - 1.2%
Dabur India Ltd.	619,140	$1,832,773
Hengan International Group Co. Ltd.	340,000	2,048,919
Natura Cosmeticos S.A.	217,290	3,918,726

		$7,800,418

Consumer Services - 0.5%
Capella Education Co. (a)	48,100	$3,239,054

Electrical Equipment - 1.2%
Houston Wire & Cable Co.	140,760	$1,555,398
Mettler-Toledo International, Inc. (a)	34,600	3,134,414
Sunpower Corp., “A” (a)	103,330	3,088,534

		$7,778,346

Electronics - 8.3%
ARM Holdings PLC	3,980,620	$9,135,305
CEVA, Inc. (a)	248,980	2,676,535
Hittite Microwave Corp. (a)	277,820	10,218,220
MEMC Electronic Materials, Inc. (a)	388,660	6,463,416
NetLogic Microsystems, Inc. (a)	91,750	4,128,750
Silicon Laboratories, Inc. (a)	189,940	8,805,618
Stratasys, Inc. (a)	175,340	3,008,834
Tessera Technologies, Inc. (a)	280,170	7,813,941

		$52,250,619

Energy - Independent - 2.4%
Arena Resources, Inc. (a)	93,890	$3,333,095
Continental Resources, Inc. (a)	55,970	2,192,345
EXCO Resources, Inc.	341,950	6,391,046
Ultra Petroleum Corp. (a)	63,460	3,107,002

		$15,023,488

Engineering - Construction - 3.0%
MYR Group, Inc. (a)	213,040	$4,493,014
North American Energy Partners, Inc. (a)	979,100	5,874,600
Team, Inc. (a)	517,000	8,763,150

		$19,130,764

Entertainment - 0.5%
TiVo, Inc. (a)	290,680	$3,011,445

Food & Beverages - 2.1%
Flowers Foods, Inc.	171,030	$4,496,379
J.M. Smucker Co.	58,700	3,111,687
Mead Johnson Nutrition Co., “A”	120,650	5,442,522

		$13,050,588

Gaming & Lodging - 2.8%
International Game Technology	339,030	$7,282,364
Orient-Express Hotels Ltd., “A”	507,850	5,845,354
WMS Industries, Inc. (a)	105,720	4,710,883

		$17,838,601

Health Maintenance Organizations - 0.2%
OdontoPrev S.A.	73,300	$1,487,432

Insurance - 0.7%
PICO Holdings, Inc. (a)	135,000	$4,502,250

Internet - 3.0%
Rackspace Hosting, Inc. (a)	415,800	$7,093,548
TechTarget, Inc. (a)	859,766	4,900,666
Vocus, Inc. (a)	336,400	7,027,396

		$19,021,610

Machinery & Tools - 6.1%
Bucyrus International, Inc.	136,160	$4,850,019
Colfax Corp. (a)	540,580	5,746,365
Duoyuan Global Water, Inc., ADR (a)	99,570	3,315,681

1

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

MFS New Discovery Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Machinery & Tools - continued
Jain Irrigation Systems Ltd.	216,265	$3,530,293
Kennametal, Inc.	234,730	5,776,705
Polypore International, Inc. (a)	409,350	5,284,709
Ritchie Bros. Auctioneers, Inc. (l)	91,400	2,242,956
RTI International Metals, Inc. (a)	296,040	7,374,356

		$38,121,084

Medical & Health Technology & Services - 11.6%
Allscripts Healthcare Solutions, Inc.	176,030	$3,568,128
athenahealth, Inc. (a)	132,780	5,094,769
Cerner Corp. (a)	87,020	6,509,096
Diagnosticos da America S.A. (a)	230,300	5,956,393
Emdeon, Inc., “A” (a)	171,720	2,781,864
Healthcare Services Group, Inc.	353,840	6,496,502
IDEXX Laboratories, Inc. (a)	140,456	7,022,800
IPC The Hospitalist Co., Inc. (a)	199,010	6,258,865
LCA-Vision, Inc. (a)	647,990	4,542,410
Lincare Holdings, Inc. (a)	286,770	8,961,563
Medassets, Inc. (a)	252,210	5,692,380
MEDNAX, Inc. (a)	99,810	5,481,565
MWI Veterinary Supply, Inc. (a)	121,645	4,859,718

		$73,226,053

Medical Equipment - 10.1%
AtriCure, Inc. (a)	129,040	$609,069
Conceptus, Inc. (a)	285,720	5,297,249
DENTSPLY International, Inc.	164,860	5,694,264
DexCom, Inc. (a)	808,859	6,414,252
Edwards Lifesciences Corp. (a)	69,980	4,892,302
Intuitive Surgical, Inc. (a)	17,860	4,683,785
Mindray Medical International Ltd., ADR (l)	270,720	8,836,301
NxStage Medical, Inc. (a)	1,115,696	7,464,006
Orthovita, Inc. (a)	1,135,420	4,984,494
ResMed, Inc. (a)	111,520	5,040,704
Thoratec Corp. (a)	161,150	4,878,011
Volcano Corp. (a)	287,300	4,832,386

		$63,626,823

Metals & Mining - 1.2%
Cameco Corp.	140,700	$3,911,460
Globe Specialty Metals, Inc. (a)	413,910	3,733,468

		$7,644,928

Network & Telecom - 2.3%
Ciena Corp. (a)	576,930	$9,392,420
Polycom, Inc. (a)	177,100	4,737,425

		$14,129,845

Oil Services - 1.9%
Dresser-Rand Group, Inc. (a)	135,590	$4,212,781
Exterran Holdings, Inc. (a)	330,840	7,854,142

		$12,066,923

Other Banks & Diversified Financials - 3.9%
City National Corp.	127,790	$4,974,865
Metro Bancorp, Inc. (a)	235,760	2,869,199
Ocwen Financial Corp. (a)	313,500	3,548,820
People’s United Financial, Inc.	296,120	4,607,627
Signature Bank (a)	128,790	3,734,910
SVB Financial Group (a)	113,580	4,914,607

		$24,650,028

Personal Computers & Peripherals - 1.8%
Nuance Communications, Inc. (a)	732,294	$10,955,118

Pharmaceuticals - 1.2%
Eurand N.V. (a)	290,550	$4,398,927
Genomma Lab Internacional S.A., “B” (a)	1,319,300	1,773,142
Inspire Pharmaceuticals, Inc. (a)	265,620	1,386,536

		$7,558,605

Printing & Publishing - 2.4%
MSCI, Inc., “A” (a)	282,830	$8,377,425
VistaPrint Ltd. (a)	135,770	6,890,328

		$15,267,753

Railroad & Shipping - 0.4%
Diana Shipping, Inc. (a)	188,660	$2,452,580

Real Estate - 1.2%
Jones Lang LaSalle, Inc.	152,730	$7,234,820

Restaurants - 2.0%
McCormick & Schmick’s Seafood
Restaurant, Inc. (a)	690,070	$5,134,121
Peet’s Coffee & Tea, Inc. (a)	102,150	2,883,695
Red Robin Gourmet Burgers, Inc. (a)	216,680	4,424,606

		$12,442,422

Specialty Chemicals - 1.1%
Asian Paints Ltd.	80,357	$2,348,235
Rockwood Holdings, Inc. (a)	234,620	4,826,133

		$7,174,368

Specialty Stores - 6.2%
Citi Trends, Inc. (a)	206,890	$5,890,152
Ctrip.com International Ltd., ADR (a)	109,500	6,437,505
Dufry South America Ltd., BDR	142,320	2,405,205
hhgregg, Inc. (a)	159,600	2,703,624
Lumber Liquidators, Inc. (a)	172,817	3,748,401
Overstock.com, Inc. (a)	211,810	3,107,253
Tiffany & Co.	58,890	2,269,032
Titan Machinery, Inc. (a)	406,860	5,093,887
Zumiez, Inc. (a)	462,250	7,585,523

		$39,240,582

Trucking - 1.4%
Landstar System, Inc.	235,780	$8,973,787

Utilities - Electric Power - 0.5%
ITC Holdings Corp.	62,520	$2,841,534

Total Common Stocks		$628,433,985

2

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

MFS New Discovery Series

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
WARRANTS - 0.0%
Alcoholic Beverages - 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a)(z)	$6.57	5/08/07	118,680	$8,867

MONEY MARKET FUNDS (v) - 0.1%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value			505,575	$505,575

COLLATERAL FOR SECURITIES LOANED - 0.9%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			5,785,468	$5,785,468

Total Investments				$634,733,895

OTHER ASSETS, LESS LIABILITIES - (0.9)%				(5,428,403)

NET ASSETS - 100.0%				$629,305,498

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (warrants)	4/18/07	$166,679	$8,867
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS New Discovery Series

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$537,911,344	$8,867	$—	$537,920,211
China	22,274,214	2,048,919	—	24,323,133
Brazil	20,050,756		—	20,050,756
Canada	12,029,016	—	—	12,029,016
United Kingdom	9,135,305	—	—	9,135,305
India	4,181,008	3,530,293	—	7,711,301
Netherlands	4,398,927	—	—	4,398,927
Panama	4,220,321	—	—	4,220,321
Greece	2,452,580	—	—	2,452,580
Bermuda	2,405,205	—	—	2,405,205
Other Countries	3,796,097	—	—	3,796,097
Mutual Funds	6,291,043	—	—	6,291,043

Total Investments	$629,145,816	$5,588,079	$—	$634,733,895

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS New Discovery Series

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$587,117,784

Gross unrealized appreciation	$107,901,204
Gross unrealized depreciation	(60,285,093)

Net unrealized appreciation (depreciation)	$47,616,111

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	93,447,509	(92,941,934)	505,575

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,216	$505,575

5

MFS INVESTMENT MANAGEMENT

MFS® Research Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.4%
Aerospace - 1.4%
Goodrich Corp.	25,860	$1,405,234
Lockheed Martin Corp.	14,890	1,162,611

		$2,567,845

Alcoholic Beverages - 0.2%
Companhia de Bebidas das Americas, ADR	4,760	$391,558

Apparel Manufacturers - 1.5%
Li & Fung Ltd.	96,000	$384,792
NIKE, Inc., “B”	37,680	2,437,896

		$2,822,688

Biotechnology - 1.8%
Amgen, Inc. (a)	19,100	$1,150,393
Genzyme Corp. (a)	39,180	2,222,681

		$3,373,074

Broadcasting - 0.7%
Walt Disney Co.	45,360	$1,245,586

Brokerage & Asset Managers - 2.0%
Affiliated Managers Group, Inc. (a)	18,180	$1,181,882
Charles Schwab Corp.	33,970	650,526
CME Group, Inc.	2,510	773,557
Franklin Resources, Inc.	12,680	1,275,608

		$3,881,573

Business Services - 1.2%
MasterCard, Inc., “A”	5,850	$1,182,578
Western Union Co.	54,370	1,028,680

		$2,211,258

Cable TV - 0.3%
DIRECTV Group, Inc. (a)	22,610	$623,584

Chemicals - 0.9%
Celanese Corp.	30,380	$759,500
Monsanto Co.	12,400	959,760

		$1,719,260

Computer Software - 2.8%
Adobe Systems, Inc. (a)	50,280	$1,661,251
MicroStrategy, Inc., “A” (a)	13,600	972,944
Oracle Corp.	127,630	2,659,809

		$5,294,004

Computer Software - Systems - 5.5%
Apple, Inc. (a)	26,770	$4,962,355
Dell, Inc. (a)	124,200	1,895,292
Hewlett-Packard Co.	75,310	3,555,385

		$10,413,032

Construction - 1.3%
Lennar Corp., “A”	168,580	$2,402,265

Consumer Products - 2.9%
Church & Dwight Co., Inc.	6,130	$347,816
Kimberly-Clark Corp.	17,720	1,045,126
Procter & Gamble Co.	72,210	4,182,403

		$5,575,345

Consumer Services - 0.4%
Capella Education Co. (a)	11,960	$805,386

Containers - 1.3%
Owens-Illinois, Inc. (a)	65,790	$2,427,651

Electrical Equipment - 4.4%
Danaher Corp.	61,810	$4,161,049
Rockwell Automation, Inc.	65,290	2,781,354
Tyco Electronics Ltd.	64,060	1,427,257

		$8,369,660

Electronics - 4.7%
First Solar, Inc. (a)	6,140	$938,560
Flextronics International Ltd. (a)	140,690	1,049,547
Intel Corp.	165,240	3,233,747
MEMC Electronic Materials, Inc. (a)	51,590	857,942
Samsung Electronics Co. Ltd., GDR	5,570	1,899,370
Tessera Technologies, Inc. (a)	35,890	1,000,972

		$8,980,138

Energy - Independent - 3.8%
Anadarko Petroleum Corp.	28,180	$1,767,731
Apache Corp.	21,310	1,956,897
Noble Energy, Inc.	17,140	1,130,554
Occidental Petroleum Corp.	19,900	1,560,160
Southwestern Energy Co. (a)	20,630	880,488

		$7,295,830

Energy - Integrated - 5.1%
Chevron Corp.	68,430	$4,819,525
Exxon Mobil Corp. (s)	45,380	3,113,522
Hess Corp.	14,190	758,597
Marathon Oil Corp.	15,100	481,690
Suncor Energy, Inc.	13,250	462,850

		$9,636,184

Engineering - Construction - 0.9%
Fluor Corp.	35,120	$1,785,852

Food & Beverages - 3.6%
Flowers Foods, Inc.	19,470	$511,866
General Mills, Inc.	28,060	1,806,503
J.M. Smucker Co.	19,861	1,052,832
Mead Johnson Nutrition Co., “A”	9,120	411,403
Nestle S.A.	20,378	868,371
PepsiCo, Inc. (s)	37,170	2,180,392

		$6,831,367

Food & Drug Stores - 1.1%
Walgreen Co.	54,420	$2,039,117

Gaming & Lodging - 0.7%
Las Vegas Sands Corp. (a)	36,690	$617,860
Starwood Hotels & Resorts Worldwide, Inc.	23,050	761,342

		$1,379,202

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
General Merchandise - 1.9%
Target Corp.	53,570	$2,500,648
Wal-Mart Stores, Inc.	24,060	1,181,105

		$3,681,753

Health Maintenance Organizations - 0.7%
WellPoint, Inc. (a)	27,590	$1,306,662

Insurance - 2.5%
ACE Ltd.	11,340	$606,236
Hartford Financial Services Group, Inc.	40,300	1,067,950
MetLife, Inc.	38,630	1,470,644
Prudential Financial, Inc.	16,550	826,011
Travelers Cos., Inc.	15,720	773,896

		$4,744,737

Internet - 2.3%
Google, Inc., “A” (a)	8,670	$4,299,020

Machinery & Tools - 0.3%
RTI International Metals, Inc. (a)	24,070	$599,584

Major Banks - 9.5%
Bank of America Corp.	251,460	$4,254,703
Bank of New York Mellon Corp.	60,309	1,748,358
Goldman Sachs Group, Inc.	18,100	3,336,735
JPMorgan Chase & Co. (s)	109,680	4,806,178
Regions Financial Corp.	153,530	953,421
State Street Corp.	36,290	1,908,854
SunTrust Banks, Inc.	45,400	1,023,770

		$18,032,019

Medical & Health Technology & Services - 2.7%
DaVita, Inc. (a)	10,460	$592,454
Express Scripts, Inc. (a)	17,570	1,363,081
Henry Schein, Inc. (a)	26,300	1,444,133
Laboratory Corp. of America Holdings (a)	14,180	931,626
VCA Antech, Inc. (a)	32,880	884,143

		$5,215,437

Medical Equipment - 3.1%
Becton, Dickinson and Co.	11,060	$771,435
Medtronic, Inc.	40,090	1,475,312
St. Jude Medical, Inc. (a)	28,020	1,093,060
Thermo Fisher Scientific, Inc. (a)	20,690	903,532
Waters Corp. (a)	29,320	1,637,815

		$5,881,154

Metals & Mining - 0.7%
Cliffs Natural Resources, Inc.	39,080	$1,264,629

Natural Gas - Distribution - 1.3%
EQT Corp.	22,280	$949,128
Questar Corp.	17,110	642,652
Sempra Energy	19,310	961,831

		$2,553,611

Network & Telecom - 2.1%
Cisco Systems, Inc. (a)	150,980	$3,554,069
Juniper Networks, Inc. (a)	17,700	478,254

		$4,032,323

Oil Services - 1.7%
Halliburton Co.	61,320	$1,662,998
Noble Corp.	21,540	817,658
Smith International, Inc.	26,020	746,774

		$3,227,430

Other Banks & Diversified Financials - 1.0%
American Express Co.	38,910	$1,319,049
SVB Financial Group (a)	13,870	600,155

		$1,919,204

Pharmaceuticals - 4.8%
Abbott Laboratories	63,460	$3,139,366
Johnson & Johnson	58,070	3,535,882
Pfizer, Inc.	81,800	1,353,790
Teva Pharmaceutical Industries Ltd., ADR	21,790	1,101,702

		$9,130,740

Precious Metals & Minerals - 0.6%
Teck Resources Ltd., “B” (a)	43,650	$1,202,704

Printing & Publishing - 0.2%
Moody’s Corp.	14,280	$292,169

Specialty Chemicals - 0.4%
Praxair, Inc.	10,360	$846,308

Specialty Stores - 4.4%
Abercrombie & Fitch Co., “A”	48,510	$1,595,009
Home Depot, Inc.	78,810	2,099,498
J. Crew Group, Inc. (a)	10,100	361,782
Nordstrom, Inc.	46,780	1,428,661
Staples, Inc.	81,720	1,897,538
Tiffany & Co.	25,500	982,515

		$8,365,003

Telecommunications - Wireless - 0.5%
Cellcom Israel Ltd.	15,260	$464,362
Rogers Communications, Inc., “B”	11,170	314,994
Sprint Nextel Corp. (a)	22,900	90,455

		$869,811

Telephone Services - 3.2%
American Tower Corp., “A” (a)	25,460	$926,744
AT&T, Inc.	136,090	3,675,791
CenturyTel, Inc.	23,830	800,688
Verizon Communications, Inc.	21,000	635,670

		$6,038,893

Tobacco - 2.0%
Lorillard, Inc.	11,190	$831,417
Philip Morris International, Inc.	60,720	2,959,493

		$3,790,910

Trucking - 2.0%
Expeditors International of Washington, Inc.	80,180	$2,818,327

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Trucking - continued
FedEx Corp.	12,360	$929,719

		$3,748,046

Utilities - Electric Power - 3.0%
American Electric Power Co., Inc.	26,190	$811,628
CMS Energy Corp.	67,620	906,108
NRG Energy, Inc. (a)	27,550	776,635
PG&E Corp.	19,730	798,868
PPL Corp.	26,860	814,932
Progress Energy, Inc.	17,790	694,877
Public Service Enterprise Group, Inc.	25,290	795,118

		$5,598,166

Total Common Stocks		$188,711,772

MONEY MARKET FUNDS (v) - 0.6%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	1,239,964	$1,239,964

Total Investments		$189,951,736

OTHER ASSETS, LESS LIABILITIES - (0.0)%		(23,213)

NET ASSETS - 100.0%		$189,928,523

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2009, the value of securities pledged amounted to $169,845. At September 30, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research Series

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$181,621,069	$—	$—	$181,621,069
Canada	1,980,548	—	—	1,980,548
South Korea	1,899,370	—	—	1,899,370
Israel	1,566,064	—	—	1,566,064
Switzerland	868,371	—	—	868,371
Brazil	391,558	—	—	391,558
Hong Kong	—	384,792	—	384,792
Mutual Funds	1,239,964	—	—	1,239,964

Total Investments	$189,566,944	$384,792	$—	$189,951,736

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS Research Series

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$185,245,467

Gross unrealized appreciation	$20,260,551
Gross unrealized depreciation	(15,554,282)

Net unrealized appreciation (depreciation)	$4,706,269

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	—	25,371,642	(24,131,678)	1,239,964

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$2,424	$1,239,964

5

MFS® Research Bond Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - 95.7%
Airlines - 0.1%
American Airlines, Inc., 10.375%, 2019	$270,000	$294,300

Asset Backed & Securitized - 7.5%
ARCap REIT, Inc., CDO, 6.088%, 2045 (z)	$325,000	$32,500
Asset Securitization Corp., FRN, 8.63%, 2029	107,915	118,890
Banc of America Commercial Mortgage, Inc., 5.62%, 2051	354,000	326,391
Bayview Commercial Asset Trust, FRN, 2.39%, 2036 (i)(z)	1,348,501	93,721
Bayview Commercial Asset Trust, FRN, 1.6%, 2035 (i)(z)	707,909	37,519
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	426,378	17,055
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	656,270	35,898
Bayview Commercial Asset Trust, FRN, 1.797%, 2036 (i)(z)	520,091	31,309
Bayview Commercial Asset Trust, FRN, 2.331%, 2036 (i)(z)	675,172	49,625
Bayview Commercial Asset Trust, FRN, 2.476%, 2037 (i)(z)	1,486,270	107,011
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	26,709	24,712
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	67,000	57,518
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.046%, 2040 (z)	250,000	105,775
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	140,000	75,600
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	2,610,000	2,182,130
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.399%, 2044	500,000	424,873
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.399%, 2044	120,000	120,941
Commercial Mortgage Acceptance Corp., FRN, 1.745%, 2030 (i)	230,775	13,976
Commercial Mortgage Pass- Through Certificates, 5.306%, 2046	1,109,146	965,292
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	729	724
Credit Suisse First Boston Mortgage Securities Corp., 4.485%, 2036	1,844,271	1,881,292
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	1,600,000	1,298,845
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	467,077	313,203
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	42,342	38,656
CWCapital LLC, 5.223%, 2048	600,000	495,695
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	100,000	100,982
E*TRADE RV & Marine Trust, 3.62%, 2018	21,383	21,563
Falcon Franchise Loan LLC, FRN, 4.945%, 2025 (i)(z)	261,646	19,257
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	41,859	43,353
GMAC LLC, 6.465%, 2034	2,430,667	2,519,102
GMAC LLC, FRN, 7.912%, 2034 (n)	110,000	87,937
GMAC LLC, FRN, 6.02%, 2033 (z)	60,000	48,472
Greenwich Capital Commercial Funding Corp., FRN, 6.116%, 2038	2,200,000	2,012,778
GS Mortgage Securities Corp., 5.56%, 2039	1,362,384	1,197,330
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	725,000	671,240
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,192,650	1,005,343
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049	1,000,000	924,794
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.504%, 2042 (n)	130,000	29,830
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	200,000	149,665
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049	600,000	524,442
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.188%, 2051	2,123,552	1,860,851
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.936%, 2049	1,119,000	957,850
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.005%, 2030 (i)	228,418	7,275
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	450,000	136,685
Merrill Lynch Mortgage Trust, FRN, 5.839%, 2039	49,000	49,001
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.172%, 2049	1,581,000	1,331,731
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.112%, 2049	650,000	646,277
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	540,000	420,401
Morgan Stanley Capital I, Inc., 5.72%, 2032	5,574	5,716
Morgan Stanley Capital I, Inc., FRN, 1.046%, 2030 (i)(n)	369,951	10,192
Mortgage Capital Funding, Inc., FRN, 2.47%, 2031 (i)	19,791	16

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset Backed & Securitized - continued
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	$134,204	$132,332
Preferred Term Securities XIX Ltd., CDO, FRN, 0.649%, 2035 (z)	96,940	42,654
Prudential Securities Secured Financing Corp., FRN, 7.299%, 2013 (z)	125,000	109,902
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	174,000	56,779
Structured Asset Securities Corp., FRN, 0.486%, 2035	16,030	13,091
Wachovia Bank Commercial Mortgage Trust, 5.313%, 2048	103,000	95,498

		$24,081,490

Automotive - 0.2%
Ford Motor Credit Co. LLC, 9.875%, 2011	$625,000	$633,873

Broadcasting - 0.2%
News America, Inc., 8.5%, 2025	$152,000	$168,011
News America, Inc., 6.9%, 2039 (n)	386,000	410,929

		$578,940

Brokerage & Asset Managers - 0.1%
INVESCO PLC, 5.625%, 2012	$191,000	$195,030
INVESCO PLC, 4.5%, 2009	262,000	262,881

		$457,911

Building - 0.2%
CRH PLC, 8.125%, 2018	$670,000	$753,307

Cable TV - 1.3%
Charter Communications, Inc., 12.875%, 2014 (n)	$510,000	$552,075
Cox Communications, Inc., 8.375%, 2039 (z)	1,050,000	1,295,254
DIRECTV Holdings LLC, 7.625%, 2016	1,157,000	1,237,990
DIRECTV Holdings LLC, 5.875%, 2019 (z)	700,000	695,625
TCI Communications, Inc., 9.8%, 2012	72,000	82,928
Time Warner Entertainment Co. LP, 8.375%, 2033	290,000	348,545

		$4,212,417

Chemicals - 0.6%
Dow Chemical Co., 8.55%, 2019	$1,000,000	$1,124,146
Dow Chemical Co., 9.4%, 2039	660,000	812,845

		$1,936,991

Consumer Products - 0.4%
Fortune Brands, Inc., 5.125%, 2011	$341,000	$349,681
Hasbro, Inc., 6.125%, 2014	730,000	794,053
Newell Rubbermaid, Inc., 5.5%, 2013	118,000	121,357

		$1,265,091

Consumer Services - 0.4%
Western Union Co., 5.4%, 2011	$1,147,000	$1,221,878

Containers - 0.4%
Greif, Inc., 7.75%, 2019 (z)	$725,000	$746,750
Owens-Illinois, Inc., 7.375%, 2016	620,000	629,300

		$1,376,050

Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$168,000	$170,816
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	354,000	379,044
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	500,000	551,705

		$1,101,565

Electronics - 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$420,000	$439,664
Tyco Electronics Group S.A., 7.125%, 2037	100,000	102,784

		$542,448

Emerging Market Quasi-Sovereign - 3.2%
Export-Import Bank of Korea, 5.875%, 2015	$782,000	$824,424
Gaz Capital S.A., 8.125%, 2014 (n)	903,000	966,210
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	125,000	133,125
KazMunaiGaz Finance B.V., 8.375%, 2013	551,000	586,815
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	669,000	791,092
Korea National Oil Corp., 5.375%, 2014 (n)	488,000	500,544
Mubadala Development Co., 7.625%, 2019 (n)	680,000	771,800
National Agricultural Co., 5%, 2014 (z)	958,000	966,400
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (z)	825,000	934,312
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	341,000	313,720
Qtel International Finance Ltd., 7.875%, 2019 (n)	1,169,000	1,336,449
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014 (n)	408,000	433,142
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	854,000	957,576
TDIC Finance Ltd., 6.5%, 2014 (n)	900,000	965,690

		$10,481,299

Emerging Market Sovereign - 1.5%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$931,000	$1,039,728
Republic of Brazil, 5.625%, 2041	406,000	395,842
Republic of Indonesia, 11.625%, 2019 (n)	525,000	738,938
Republic of Poland, 6.375%, 2019	795,000	893,119
Republic of South Africa, 6.875%, 2019	517,000	576,455

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Emerging Market Sovereign - continued
Republic of Uruguay, 6.875%, 2025	$466,000	$477,883
Republic of Uruguay, 8%, 2022	560,000	627,200

		$4,749,165

Energy - Independent - 1.1%
Anadarko Petroleum Corp., 6.95%, 2019	$460,000	$512,846
Chesapeake Energy Corp., 9.5%, 2015	610,000	642,025
Nexen, Inc., 6.4%, 2037	1,470,000	1,431,101
Questar Market Resources, Inc., 6.8%, 2020	715,000	735,882
Talisman Energy, Inc., 7.75%, 2019	200,000	235,165

		$3,557,019

Energy - Integrated - 1.5%
ConocoPhillips, 6%, 2020	$740,000	$820,106
Hess Corp., 8.125%, 2019	920,000	1,105,238
Husky Energy, Inc., 7.25%, 2019	1,095,000	1,255,899
Petro-Canada, 6.05%, 2018	1,494,000	1,564,364

		$4,745,607

Financial Institutions - 0.8%
GMAC LLC, 6.875%, 2011 (n)	$1,370,000	$1,294,650
HSBC Finance Corp., 6.75%, 2011	46,000	48,484
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	1,000,000	505,000
ORIX Corp., 5.48%, 2011	780,000	741,959

		$2,590,093

Food & Beverages - 1.3%
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)	$990,000	$1,171,427
Del Monte Foods Co., 7.5%, 2019 (z)	55,000	55,550
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	1,303,000	1,481,228
Miller Brewing Co., 5.5%, 2013 (n)	1,310,000	1,384,455

		$4,092,660

Food & Drug Stores - 0.4%
CVS Caremark Corp., 5.75%, 2017	$651,000	$696,899
CVS Caremark Corp., 6.125%, 2016	620,000	679,732

		$1,376,631

Forest & Paper Products - 0.3%
Stora Enso Oyj, 7.25%, 2036 (n)	$563,000	$382,840
Votorantim Celulose e Papel S.A., 6.625%, 2019 (z)	576,000	573,840

		$956,680

Gaming & Lodging - 0.4%
Pinnacle Entertainment, Inc., 8.625%, 2017 (n)	$765,000	$768,825
Wyndham Worldwide Corp., 6%, 2016	605,000	544,694

		$1,313,519

Insurance - 1.4%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$518,000	$331,520
Metropolitan Life Global Funding, 5.125%, 2013 (n)	420,000	435,468
Metropolitan Life Global Funding, 5.125%, 2014 (n)	290,000	302,960
Prudential Financial, Inc., 6%, 2017	175,000	177,363
Prudential Financial, Inc., 5.1%, 2014	1,488,000	1,503,643
Unum Group, 7.125%, 2016	290,000	293,421
UnumProvident Corp., 6.85%, 2015 (n)	1,543,000	1,542,921

		$4,587,296

Insurance - Health - 0.1%
Humana, Inc., 7.2%, 2018	$450,000	$455,430

Insurance - Property & Casualty - 0.5%
AXIS Capital Holdings Ltd., 5.75%, 2014	$1,405,000	$1,422,350
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	252,000	204,120

		$1,626,470

International Market Quasi-Sovereign - 1.1%
ING Bank N.V., 3.9%, 2014 (n)	$1,500,000	$1,543,890
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	1,080,000	1,096,046
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	842,000	864,503

		$3,504,439

Local Authorities - 0.8%
California (Build America Bonds), 7.55%, 2039	$1,035,000	$1,150,371
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	425,000	525,313
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	700,000	862,960

		$2,538,644

Machinery & Tools - 0.2%
Case New Holland, Inc., 7.75%, 2013 (z)	$637,000	$633,815

Major Banks - 8.2%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$240,000	$157,200
Bank of America Corp., 5.65%, 2018	3,570,000	3,524,982
Barclays Bank PLC, 5%, 2016	910,000	921,619
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	400,000	348,000

3

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks - continued
Credit Suisse (USA), Inc., 6%, 2018	$1,160,000	$1,214,469
Goldman Sachs Group, Inc., 5.625%, 2017	336,000	338,498
Goldman Sachs Group, Inc., 7.5%, 2019	3,315,000	3,791,090
JPMorgan Chase & Co., 6%, 2017	1,000,000	1,051,749
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	261,867
JPMorgan Chase Bank N.A., 6%, 2018	1,700,000	1,824,653
Kookmin Bank, 7.25%, 2014 (n)	500,000	551,810
Merrill Lynch & Co., Inc., 6.15%, 2013	670,000	708,926
Merrill Lynch & Co., Inc., 6.05%, 2016	1,569,000	1,572,340
Morgan Stanley, 6.625%, 2018	2,260,000	2,389,776
Morgan Stanley, 5.75%, 2016	444,000	450,535
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	246,000	227,250
PNC Funding Corp., 5.625%, 2017	2,415,000	2,376,326
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	545,000	495,950
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,000,000	965,345
Wachovia Corp., 5.75%, 2018	2,877,000	3,044,890
Wachovia Corp., 6.605%, 2025	164,000	154,967

		$26,372,242

Medical & Health Technology & Services - 1.4%
CareFusion Corp., 6.375%, 2019 (n)	$480,000	$520,588
Fisher Scientific International, Inc., 6.125%, 2015	1,365,000	1,417,894
HCA, Inc., 7.875%, 2020 (z)	815,000	818,056
Hospira, Inc., 5.55%, 2012	670,000	710,981
Hospira, Inc., 6.05%, 2017	210,000	219,907
McKesson Corp., 5.7%, 2017	510,000	533,660
McKesson Corp., 7.5%, 2019	220,000	262,699

		$4,483,785

Metals & Mining - 0.9%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	$1,300,000	$1,382,875
International Steel Group, Inc., 6.5%, 2014	496,000	521,299
Rio Tinto Finance USA Ltd., 5.875%, 2013	880,000	948,135

		$2,852,309

Mortgage Backed - 16.2%
Fannie Mae, 4.55%, 2011	$115,068	$118,737
Fannie Mae, 4.79%, 2012	117,568	123,414
Fannie Mae, 4.86%, 2012	112,119	122,881
Fannie Mae, 5.12%, 2012	56,381	60,094
Fannie Mae, 3.81%, 2013	18,882	19,487
Fannie Mae, 4.517%, 2013	320,508	336,911
Fannie Mae, 4.845%, 2013	49,546	52,719
Fannie Mae, 5.098%, 2013	1,858,895	1,993,051
Fannie Mae, 4.582%, 2014	132,988	140,380
Fannie Mae, 4.6%, 2014 - 2015	106,286	112,037
Fannie Mae, 4.609%, 2014	68,934	72,831
Fannie Mae, 4.77%, 2014	58,779	62,480
Fannie Mae, 4.88%, 2014 - 2020	216,006	230,103
Fannie Mae, 4.53%, 2015	103,292	108,452
Fannie Mae, 4.56%, 2015	53,913	56,675
Fannie Mae, 4.665%, 2015	36,910	38,991
Fannie Mae, 4.69%, 2015	160,362	169,568
Fannie Mae, 4.7%, 2015	267,985	283,476
Fannie Mae, 4.74%, 2015	48,181	51,034
Fannie Mae, 4.78%, 2015	103,255	109,605
Fannie Mae, 4.815%, 2015	53,000	56,319
Fannie Mae, 4.85%, 2015	171,148	182,132
Fannie Mae, 4.87%, 2015	33,387	35,548
Fannie Mae, 4.89%, 2015	94,387	100,656
Fannie Mae, 4.921%, 2015	113,105	120,784
Fannie Mae, 4.94%, 2015	120,000	126,333
Fannie Mae, 5.1%, 2015	275,000	296,167
Fannie Mae, 5.466%, 2015	812,831	889,330
Fannie Mae, 5.09%, 2016	119,042	128,085
Fannie Mae, 5.157%, 2016	3,466,635	3,763,996
Fannie Mae, 5.395%, 2016	133,030	145,099
Fannie Mae, 5.423%, 2016	147,889	161,789
Fannie Mae, 4.989%, 2017	155,365	166,074
Fannie Mae, 5.28%, 2017	140,000	151,762
Fannie Mae, 5.5%, 2017 - 2039	16,052,384	16,855,845
Fannie Mae, 5.54%, 2017	107,510	118,087
Fannie Mae, 5.559%, 2017	700,204	770,783
Fannie Mae, 5%, 2020 - 2027	1,371,588	1,423,616
Fannie Mae, 5.19%, 2020	201,890	212,767
Fannie Mae, 5.35%, 2023	189,150	200,196
Fannie Mae, 6%, 2029 - 2038	4,011,395	4,236,979
Fannie Mae, 6.5%, 2032 - 2033	48,140	51,947
Freddie Mac, 5%, 2018 - 2028	3,081,926	3,190,985
Freddie Mac, 5.5%, 2019 - 2037	4,820,194	5,043,698
Freddie Mac, 4%, 2024	44,207	44,587
Freddie Mac, 6%, 2034 - 2038	2,419,647	2,560,981
Ginnie Mae, 6%, 2036 - 2038	2,476,614	2,621,011
Ginnie Mae, 5.5%, 2038 - 2039	3,980,635	4,186,030

		$52,104,512

Municipals - 1.5%
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	$1,115,000	$1,315,365
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	460,000	569,687
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute Technology), “K”, 5.5%, 2032	2,225,000	2,885,647

		$4,770,699

Natural Gas - Distribution - 0.5%
EQT Corp., 8.125%, 2019	$1,500,000	$1,712,055

Natural Gas - Pipeline - 1.7%
CenterPoint Energy, Inc., 7.875%, 2013	$748,000	$842,290
Energy Transfer Partners LP, 8.5%, 2014	266,000	307,375
Enterprise Products Operating LP, 5.65%, 2013	227,000	240,734

4

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Pipeline - continued
Enterprise Products Partners LP, 6.3%, 2017	$900,000	$969,375
Enterprise Products Partners LP, 4.95%, 2010	800,000	812,473
Kinder Morgan Energy Partners LP, 6%, 2017	643,000	671,994
Kinder Morgan Energy Partners LP, 7.4%, 2031	103,000	114,020
Kinder Morgan Energy Partners LP, 5.8%, 2035	930,000	876,986
Spectra Energy Capital LLC, 8%, 2019	613,000	722,835

		$5,558,082

Network & Telecom - 1.9%
CenturyTel, Inc., 7.6%, 2039	$1,339,000	$1,334,358
Telecom Italia Capital, 7.175%, 2019	829,000	925,034
Telemar Norte Leste S.A., 9.5%, 2019 (n)	571,000	682,345
Telemar Norte Leste S.A., 9.5%, 2019	223,000	266,485
Verizon New York, Inc., 6.875%, 2012	1,317,000	1,432,396
Windstream Corp., 8.625%, 2016	1,400,000	1,431,500

		$6,072,118

Oil Services - 0.6%
Smith International, Inc., 9.75%, 2019	$1,500,000	$1,850,764

Other Banks & Diversified Financials - 4.1%
American Express Centurion Bank, 5.55%, 2012	$670,000	$710,120
American Express Co., 8.125%, 2019	1,260,000	1,490,191
Banco Bradesco S.A., 6.75%, 2019 (z)	909,000	937,395
Capital One Financial Corp., 8.8%, 2019	1,660,000	1,918,892
Capital One Financial Corp., 6.15%, 2016	610,000	599,016
Citigroup, Inc., 6.125%, 2018	1,810,000	1,782,204
Citigroup, Inc., 8.5%, 2019	1,200,000	1,354,602
Citigroup, Inc., 8.125%, 2039	450,000	503,725
Eurasian Development Bank, 7.375%, 2014 (z)	776,000	801,220
Groupe BPCE S.A., FRN, 12.5%, 2049 (n)	472,000	519,200
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	486,000	420,390
Svenska Handelsbanken AB, 4.875%, 2014 (n)	1,250,000	1,307,605
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	549,000	412,848
Woori America Bank, 7%, 2015 (n)	304,000	327,821

		$13,085,229

Pharmaceuticals - 0.1%
Watson Pharmaceuticals, Inc., 6.125%, 2019	$200,000	$210,339

Pollution Control - 0.4%
Allied Waste North America, Inc., 6.875%, 2017	$1,250,000	$1,320,221

Precious Metals & Minerals - 0.2%
Teck Resources Ltd., 6.125%, 2035	$729,000	$619,650
Teck Resources Ltd., 10.25%, 2016	65,000	73,450

		$693,100

Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (n)	$200,000	$208,092

Railroad & Shipping - 0.4%
Canadian Pacific Railway Co., 6.5%, 2018	$1,090,000	$1,186,572
CSX Corp., 6.3%, 2012	155,000	168,207

		$1,354,779

Real Estate - 2.4%
Boston Properties, Inc., REIT, 5%, 2015	$1,137,000	$1,113,370
HRPT Properties Trust, REIT, 6.25%, 2016	1,689,000	1,549,413
Kimco Realty Corp., REIT, 5.783%, 2016	294,000	288,991
Liberty Property LP, REIT, 5.5%, 2016	1,730,000	1,558,540
ProLogis, REIT, 5.75%, 2016	435,000	389,098
Simon Property Group, Inc., REIT, 5.75%, 2015	18,000	18,412
Simon Property Group, Inc., REIT, 6.1%, 2016	1,769,000	1,818,088
Simon Property Group, Inc., REIT, 6.35%, 2012	88,000	93,557
Simon Property Group, Inc., REIT, 5.875%, 2017	230,000	234,556
Wea Finance B.V., 6.75%, 2019 (n)	710,000	718,164

		$7,782,189

Restaurants - 0.1%
YUM! Brands, Inc., 8.875%, 2011	$205,000	$224,345

Retailers - 0.7%
Home Depot, Inc., 5.875%, 2036	$944,000	$915,874
J.C. Penney Corp., Inc., 8%, 2010	34,000	34,765
Macy’s, Inc., 6.625%, 2011	223,000	225,305
Wesfarmers Ltd., 6.998%, 2013 (n)	1,000,000	1,069,624

		$2,245,568

Specialty Chemicals - 0.2%
Ashland, Inc., 9.125%, 2017 (n)	$620,000	$663,400

Specialty Stores - 0.2%
Best Buy, Inc., 6.75%, 2013	$660,000	$707,065

Steel - 0.3%
CSN Islands XI Corp., 6.875%, 2019 (z)	$920,000	$925,750

5

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Supermarkets - 0.6%
Delhaize America, Inc., 9%, 2031	$520,000	$684,210
Kroger Co., 6.4%, 2017	1,151,000	1,273,527

		$1,957,737

Supranational - 0.0%
Corporacion Andina de Fomento, 6.875%, 2012	$61,000	$65,856

Telecommunications - Wireless - 0.5%
Rogers Cable, Inc., 5.5%, 2014	$734,000	$785,809
Rogers Communications, Inc., 6.8%, 2018	660,000	740,689

		$1,526,498

Tobacco - 2.2%
Altria Group, Inc., 9.25%, 2019	$800,000	$977,565
Altria Group, Inc., 9.95%, 2038	650,000	883,737
Altria Group, Inc., 9.7%, 2018	1,020,000	1,266,898
Lorillard Tobacco Co., 8.125%, 2019	1,605,000	1,821,471
Reynolds American, Inc., 6.75%, 2017	1,400,000	1,455,383
Reynolds American, Inc., 7.25%, 2012	800,000	859,294

		$7,264,348

Transportation - Services - 0.7%
Erac USA Finance Co., 7%, 2037 (n)	$1,860,000	$1,741,165
Erac USA Finance Co., 6.375%, 2017 (n)	370,000	371,462

		$2,112,627

U.S. Government Agencies and Equivalents - 0.7%
Small Business Administration, 5.11%, 2025	$192,831	$204,200
Small Business Administration, 4.34%, 2024	138,921	144,055
Small Business Administration, 4.43%, 2029	1,290,000	1,343,656
Small Business Administration, 4.93%, 2024	102,351	108,087
Small Business Administration, 4.86%, 2025	230,926	243,967
Small Business Administration, 4.625%, 2025	232,413	243,593
Small Business Administration, 4.99%, 2024	107,294	113,189

		$2,400,747

U.S. Treasury Obligations - 20.1%
U.S. Treasury Bonds, 4.5%, 2036	$110,000	$118,147
U.S. Treasury Bonds, 6.25%, 2023	177,000	221,859
U.S. Treasury Bonds, 5%, 2037	1,200,000	1,390,687
U.S. Treasury Bonds, 6%, 2026	373,000	462,811
U.S. Treasury Bonds, 5.375%, 2031	472,000	560,795
U.S. Treasury Bonds, 6.75%, 2026	19,000	25,407
U.S. Treasury Bonds, 2.375%, 2010	23,441,000	23,864,040
U.S. Treasury Notes, 6.5%, 2010	2,614,000	2,675,471
U.S. Treasury Notes, 4%, 2010	2,453,000	2,502,538
U.S. Treasury Notes, 5.125%, 2016	167,000	190,484
U.S. Treasury Notes, 3.25%, 2009	10,300,000	10,378,053
U.S. Treasury Notes, 5.125%, 2011 (f)	17,181,000	18,471,585
U.S. Treasury Notes, 3.125%, 2013	795,000	833,073
U.S. Treasury Notes, TIPS, 2%, 2014	731,921	757,996
U.S. Treasury Notes, TIPS, 1.625%, 2015	778,196	792,787
U.S. Treasury Notes, TIPS, 2%, 2016	1,334,575	1,384,621

		$64,630,354

Utilities - Electric Power - 2.3%
AES Corp., 8%, 2017	$610,000	$613,812
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	511,000	562,907
Bruce Mansfield Unit, 6.85%, 2034	585,141	574,248
CenterPoint Energy, Inc., 5.95%, 2017	540,000	527,172
Duke Energy Corp., 5.65%, 2013	1,090,000	1,167,760
EDP Finance B.V., 6%, 2018 (n)	1,100,000	1,188,922
FirstEnergy Corp., 6.8%, 2039 (n)	390,000	413,377
ISA Capital do Brasil S.A., 7.875%, 2012	509,000	534,450
ISA Capital do Brasil S.A., 8.8%, 2017	100,000	107,500
NiSource Finance Corp., 7.875%, 2010	1,030,000	1,083,575
NorthWestern Corp., 5.875%, 2014	5,000	5,269
Progress Energy, Inc., 7.05%, 2019	440,000	512,309
Waterford 3 Funding Corp., 8.09%, 2017	81,886	85,447

		$7,376,748

Total Bonds		$308,196,586

MONEY MARKET FUNDS (v) - 3.0%
MFS Institutional Money Market Portfolio (v), 0.16%, at Net Asset Value	9,791,424	$9,791,424

Total Investments		$317,988,010

OTHER ASSETS, LESS LIABILITIES - 1.3%		4,049,397

NET ASSETS - 100.0%		$322,037,407

6

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Research Bond Series

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $35,443,448 representing 11.0% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, 6.088%, 2045	12/07/06	$332,516	$32,500
Banco Bradesco S.A., 6.75%, 2019	9/22/09	909,000	937,395
Bayview Commercial Asset Trust, FRN, 1.6%, 2035	10/06/05	54,244	37,519
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	3/29/06	42,710	17,055
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	2/28/06	56,483	35,898
Bayview Commercial Asset Trust, FRN, 1.797%, 2036	5/16/06	40,470	31,309
Bayview Commercial Asset Trust, FRN, 2.39%, 2036	9/11/06	182,289	93,721
Bayview Commercial Asset Trust, FRN, 2.331%, 2036	10/25/06	90,918	49,625
Bayview Commercial Asset Trust, FRN, 2.476%, 2037	1/26/07	181,864	107,011
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.046%, 2040	3/01/06	250,000	105,775
CSN Islands XI Corp., 6.875%, 2019	9/14/09 - 9/17/09	935,344	925,750
Capital Trust Realty Ltd., CDO, 5.16%, 2035	4/07/06	134,777	75,600
Case New Holland, Inc., 7.75%, 2013	8/11/09 - 8/12/09	621,195	633,815
Cox Communications, Inc., 8.375%, 2039	6/09/09	1,140,279	1,295,254
DIRECTV Holdings LLC, 5.875%, 2019	9/14/09	694,813	695,625
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	98,473	100,982
Del Monte Foods Co., 7.5%, 2019	9/17/09	54,050	55,550
Eurasian Development Bank, 7.375%, 2014	9/22/09 - 9/24/09	788,575	801,220
Falcon Franchise Loan LLC, FRN, 4.945%, 2025	1/29/03	28,967	19,257
GMAC LLC, FRN, 6.02%, 2033	3/20/02	58,019	48,472
Greif, Inc., 7.75%, 2019	7/23/09 - 8/06/09	714,754	746,750
HCA, Inc., 7.875%, 2020	7/29/09 - 7/30/09	802,882	818,056
National Agricultural Co., 5%, 2014	9/23/09 - 9/24/09	958,540	966,400
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019	8/11/09 - 8/14/09	855,833	934,312
Preferred Term Securities XIX Ltd., CDO, FRN, 0.649%, 2035	9/08/05	96,940	42,654
Prudential Securities Secured Financing Corp., FRN, 7.299%, 2013	12/06/04	138,774	109,902
Votorantim Celulose e Papel S.A., 6.625%, 2019	9/18/09	570,828	573,840
Total Restricted Securities			$10,291,247
% of Net Assets			3.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Research Bond Series

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$67,031,101	$—	$67,031,101
Non-U.S. Sovereign Debt	—	17,834,358	—	17,834,358
Municipal Bonds	—	4,770,699	—	4,770,699
Corporate Bonds	—	116,347,318	—	116,347,318
Residential Mortgage-Backed Securities	—	52,428,324	—	52,428,324
Commercial Mortgage-Backed Securities	—	23,479,586	—	23,479,586
Asset-Backed Securities (including CDOs)	—	278,092	—	278,092
Foreign Bonds	—	26,027,108	—	26,027,108
Mutual Funds	9,791,424	—	—	9,791,424

Total Investments	$9,791,424	$308,196,586	$—	$317,988,010

Other Financial Instruments
Futures	$(142,700)	$—	$—	$(142,700)
Swaps	—	541	—	541

For further information regarding security characteristics, see the Portfolio of Investments

8

MFS Research Bond Series

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$306,337,579

Gross unrealized appreciation	$15,877,779
Gross unrealized depreciation	(4,227,348)

Net unrealized appreciation (depreciation)	$11,650,431

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 9/30/09

Futures Contracts Outstanding at 9/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	84	$9,939,563	Dec-09	$(142,700)

Swap Agreements at 9/30/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
6/20/13	USD	430,000	Morgan Stanley Capital Services, Inc.	(1)	1.48% (fixed rate)	$1,863

Liability Derivatives
Credit Default Swaps
3/20/14	USD	460,000	Morgan Stanley Capital Services, Inc.	(1)	1.75% (fixed rate)	$(1,322)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	166,421,264	(156,629,840)	9,791,424

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,663	$9,791,424

9

MFS® Variable Insurance Trust
Quarterly portfolio holdings

MFS® Research International Series

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Research International Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.7%
Alcoholic Beverages - 1.0%
Heineken N.V.	37,860	$1,745,450

Apparel Manufacturers - 2.2%
Li & Fung Ltd.	274,000	$1,098,260
LVMH Moet Hennessy Louis Vuitton S.A.	27,530	2,768,857

		$3,867,117

Automotive - 0.6%
Bridgestone Corp.	61,800	$1,100,525

Biotechnology - 0.6%
Actelion Ltd. (a)	16,748	$1,039,982

Broadcasting - 1.7%
Grupo Televisa S.A., ADR	35,370	$657,528
WPP Group PLC	276,592	2,373,733

		$3,031,261

Brokerage & Asset Managers - 1.7%
Aberdeen Asset Management PLC	186,820	$447,850
Deutsche Boerse AG	21,090	1,723,644
Julius Baer Holding Ltd.	15,732	785,613

		$2,957,107

Business Services - 1.7%
Mitsubishi Corp.	74,900	$1,504,253
Nomura Research, Inc.	59,700	1,419,924

		$2,924,177

Computer Software - Systems - 1.8%
Acer, Inc.	564,190	$1,439,081
Konica Minolta Holdings, Inc.	81,000	763,321
Ricoh Co. Ltd.	70,000	1,009,466

		$3,211,868

Conglomerates - 4.5%
Hutchison Whampoa Ltd.	176,000	$1,262,994
Keppel Corp. Ltd.	402,000	2,296,372
Siemens AG	34,810	3,223,431
Tomkins PLC	377,400	1,137,526

		$7,920,323

Construction - 1.1%
Corporacion Moctezuma S.A. de C.V.	57,000	$114,025
Duratex S.A., IPS	32,700	517,744
Geberit AG	5,638	866,129
Urbi Desarrollos Urbanos S.A. de C.V. (a)	173,110	349,247

		$1,847,145

Consumer Products - 1.7%
Hengan International Group Co. Ltd.	130,000	$783,410
Kimberly-Clark de Mexico S.A. de C.V., “A”	152,980	641,639
Reckitt Benckiser Group PLC	33,600	1,642,081

		$3,067,130

Electrical Equipment - 1.4%
Legrand S.A.	14,500	$403,365
Schneider Electric S.A.	19,472	1,973,517

		$2,376,882

Electronics - 3.2%
ARM Holdings PLC	351,720	$807,178
Samsung Electronics Co. Ltd.	2,099	1,447,207
Taiwan Semiconductor Manufacturing Co. Ltd.	1,642,174	3,294,769

		$5,549,154

Energy - Independent - 1.8%
CNOOC Ltd.	318,000	$429,998
INPEX Corp.	141	1,195,673
Nexen, Inc.	27,760	631,092
Tullow Oil PLC	48,896	881,455

		$3,138,218

Energy - Integrated - 6.7%
Eni S.p.A.	103,990	$2,599,126
Marathon Oil Corp.	18,910	603,229
Petroleo Brasileiro S.A., ADR	12,570	576,963
Royal Dutch Shell PLC, “A”	114,660	3,268,157
Suncor Energy, Inc.	12,160	424,774
TOTAL S.A.	73,150	4,346,521

		$11,818,770

Engineering - Construction - 1.2%
JGC Corp.	101,000	$2,046,900

Food & Beverages - 4.0%
Groupe Danone	40,769	$2,456,769
Nestle S.A.	105,749	4,506,297

		$6,963,066

Food & Drug Stores - 0.8%
Lawson, Inc.	31,100	$1,444,739

Insurance - 6.0%
China Life Insurance	215,000	$940,154
ING Groep N.V. (a)	164,990	2,945,543
QBE Insurance Group Ltd.	47,870	1,012,571
Samsung Fire & Marine Insurance Co. Ltd.	5,963	1,217,214
Storebrand A.S.A. (a)	241,040	1,471,003
Swiss Reinsurance Co.	30,450	1,374,555
Zurich Financial Services Ltd.	6,540	1,555,640

		$10,516,680

Leisure & Toys - 0.1%
Sankyo Co. Ltd.	4,200	$262,200

Machinery & Tools - 1.9%
Beml Ltd.	21,820	$484,999
Bucyrus International, Inc.	32,480	1,156,938
Glory Ltd.	68,500	1,679,403

		$3,321,340

Major Banks - 7.7%
Bank of China Ltd.	3,441,000	$1,800,051
BNP Paribas	49,961	3,991,827
HSBC Holdings PLC	454,080	5,195,930

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Research International Series

Issuer				Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
KBC Group N.V. (a)				18,762	$942,405
Sumitomo Mitsui Financial Group, Inc.				43,100	1,492,017

					$13,422,230

Medical Equipment - 1.7%
Smith & Nephew PLC				182,829	$1,637,716
Synthes, Inc.				11,300	1,361,932

					$2,999,648

Metals & Mining - 2.2%
BHP Billiton PLC				113,240	$3,091,047
Iluka Resources Ltd. (a)				214,020	746,091

					$3,837,138

Natural Gas - Distribution - 2.5%
GDF Suez				82,806	$3,677,027
Tokyo Gas Co. Ltd.				186,000	771,746

					$4,448,773

Network & Telecom - 1.2%
Nokia Oyj				149,280	$2,195,410

Oil Services - 0.4%
Saipem S.p.A.				25,560	$769,758

Other Banks & Diversified Financials - 9.4%
Aeon Credit Service Co. Ltd.				112,000	$1,118,889
Bank of Cyprus Public Co. Ltd.				212,107	1,614,010
Chiba Bank Ltd.				164,000	1,009,599
China Construction Bank				3,314,000	2,632,838
HDFC Bank Ltd., ADR				16,550	1,959,024
Housing Development Finance Corp. Ltd.				17,166	988,838
Itau Unibanco Multiplo S.A., ADR				100,310	2,021,247
Shizuoka Bank Ltd.				72,000	756,425
UBS AG (a)				114,480	2,095,615
Unione di Banche Italiane ScpA				152,801	2,345,576

					$16,542,061

Pharmaceuticals - 5.7%
Bayer AG				28,492	$1,974,199
Merck KGaA				20,970	2,085,143
Roche Holding AG				27,450	4,436,818
Santen, Inc.				41,700	1,533,003

					$10,029,163

Precious Metals & Minerals - 1.4%
Lihir Gold Ltd. (a)				298,469	$747,265
Paladin Resources Ltd. (a)				228,799	901,084
Teck Resources Ltd., “B” (a)				26,490	729,888

					$2,378,237

Printing & Publishing - 0.7%
Reed Elsevier PLC				169,390	$1,267,739

Railroad & Shipping - 1.4%
East Japan Railway Co.				33,800	$2,427,276

Real Estate - 1.1%
Shimao Property Holdings Ltd.				277,500	$467,057
Sun Hung Kai Properties Ltd.				97,000	1,421,710
Unitech Ltd.				5,452	12,048

					$1,900,815

Specialty Chemicals - 4.4%
Akzo Nobel N.V.				45,310	$2,806,994
Linde AG				29,680	3,217,457
Symrise AG				84,878	1,618,406

					$7,642,857

Specialty Stores - 1.6%
Esprit Holdings Ltd.				139,400	$935,323
Industria de Diseno Textil S.A.				33,770	1,937,652

					$2,872,975

Telecommunications - Wireless - 3.5%
America Movil S.A.B. de C.V., “L”, ADR				16,450	$721,004
KDDI Corp.				234	1,316,254
Rogers Communications, Inc., “B”				21,910	618,633
Vodafone Group PLC				1,526,310	3,419,863

					$6,075,754

Telephone Services - 2.3%
China Unicom Ltd.				888,000	$1,246,890
Royal KPN N.V.				168,000	2,786,626

					$4,033,516

Tobacco - 0.8%
Japan Tobacco, Inc.				388	$1,321,251

Trucking - 2.6%
TNT N.V.				78,735	$2,113,076
Yamato Holdings Co. Ltd.				146,000	2,382,558

					$4,495,634

Utilities - Electric Power - 2.4%
CEZ AS				15,670	$835,743
E.ON AG				79,395	3,366,971

					$4,202,714

Total Common Stocks					$173,012,983

	Strike Price		First Exercise
RIGHTS - 0.1%
Major Banks - 0.1%
BNP Paribas (a) (1 share for 10 rights)	EUR	40	9/30/09	49,961	$108,203

MONEY MARKET FUNDS (v) - 0.5%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value				901,016	$901,016

Total Investments					$174,022,202

OTHER ASSETS, LESS LIABILITIES - 0.7%					1,248,750

NET ASSETS - 100.0%					$175,270,952

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Research International Series

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research International Series

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$4,397,666	$22,157,757	$—	$26,555,423
United Kingdom	25,170,275	—	—	25,170,275
France	19,726,086	—	—	19,726,086
Switzerland	18,022,582	—	—	18,022,582
Germany	17,209,251	—	—	17,209,251
Netherlands	12,397,691	—	—	12,397,691
China	—	8,300,398	—	8,300,398
Italy	5,714,460	—	—	5,714,460
Taiwan	4,733,850	—	—	4,733,850
Other Countries	21,654,519	13,636,651	—	35,291,170
Mutual Funds	901,016	—	—	901,016

Total Investments	$129,927,396	$44,094,806	$—	$174,022,202

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS Research International Series

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$180,203,815

Gross unrealized appreciation	$16,673,293
Gross unrealized depreciation	(22,854,906)

Net unrealized appreciation (depreciation)	$(6,181,613)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	—	52,536,178	(51,635,162)	901,016

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$4,277	$901,016

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of September 30, 2009, are as follows:

Japan	15.2%
United Kingdom	14.4%
France	11.3%
Switzerland	10.3%
Germany	9.8%
Netherlands	7.1%
China	4.7%
Italy	3.3%
Taiwan	2.7%
Other Countries	21.2%

5

MFS® Strategic Income Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Strategic Income Series

Issuer	Shares/Par		Value ($)
BONDS - 95.7%
Aerospace - 0.4%
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		$25,000	$17,750
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (z)		35,000	34,825
Vought Aircraft Industries, Inc., 8%, 2011		85,000	84,150

			$136,725

Airlines - 0.3%
American Airlines Pass-Through Trust, 6.817%, 2011		$30,000	$27,600
Continental Airlines, Inc., 7.339%, 2014		78,000	68,250

			$95,850

Apparel Manufacturers - 0.1%
Levi Strauss & Co., 9.75%, 2015		$20,000	$20,800

Asset Backed & Securitized - 3.5%
ARCap REIT, Inc., CDO, “H”, 6.088%, 2045 (z)		$100,000	$9,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.046%, 2040 (z)		250,000	105,775
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)		82,211	81,389
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035		729	724
Crest Ltd., CDO, 7%, 2040		137,000	10,275
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031		150,183	156,310
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)		185,000	186,816
Falcon Franchise Loan LLC, 6.5%, 2014 (z)		250,000	75,000
Falcon Franchise Loan LLC, FRN, 4.945%, 2025 (i)(z)		426,109	31,362
First Union National Bank Commercial Mortgage Trust, FRN, 1.144%, 2043 (i)(n)		1,974,081	20,590
First Union-Lehman Brothers Bank of America, FRN, 0.57%, 2035 (i)		1,428,485	28,319
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		98,529	102,045
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.005%, 2030 (i)		373,348	11,891
Morgan Stanley Capital I, Inc., FRN, 1.286%, 2039 (i)(z)		1,185,816	35,574
Mortgage Capital Funding, Inc., FRN, 2.47%, 2031 (i)		22,766	19
Prudential Securities Secured Financing Corp., FRN, 7.299%, 2013 (z)		171,000	150,346
Salomon Brothers Mortgage Securities, Inc., FRN, 7.064%, 2032 (z)		134,179	140,646

			$1,146,081

Automotive - 1.2%
Accuride Corp., 8.5%, 2015 (d)		$15,000	$8,700
Allison Transmission, Inc., 11%, 2015 (n)		80,000	78,400
FCE Bank PLC, 7.125%, 2012	EUR	50,000	69,509
Ford Motor Credit Co. LLC, 12%, 2015		$200,000	220,385
Johnson Controls, Inc., 5.25%, 2011		30,000	31,148

			$408,142

Broadcasting - 1.8%
Allbritton Communications Co., 7.75%, 2012		$70,000	$65,800
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		20,975	6,165
CanWest MediaWorks LP, 9.25%, 2015 (d)(n)		45,000	4,500
Clear Channel Communications, Inc., 10.75%, 2016		20,000	10,900
Intelsat Jackson Holdings Ltd., 9.5%, 2016		45,000	47,250
Lamar Media Corp., 6.625%, 2015		45,000	41,850
Lamar Media Corp., “C”, 6.625%, 2015		40,000	36,600
LBI Media, Inc., 8.5%, 2017 (z)		30,000	18,750
LIN TV Corp., 6.5%, 2013		55,000	49,775
Local TV Finance LLC, 9.25%, 2015 (p)(z)		68,250	21,120
Newport Television LLC, 13%, 2017 (n)(p)		64,125	21,633
News America, Inc., 6.4%, 2035		100,000	100,878
News America, Inc., 6.9%, 2039 (n)		29,000	30,873
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		59,551	29,711
Nexstar Broadcasting Group, Inc., 7%, 2014		20,000	10,000
Univision Communications, Inc., 12%, 2014 (n)		20,000	21,500
Univision Communications, Inc., 9.75%, 2015 (n)(p)		94,725	72,386

			$589,691

Brokerage & Asset Managers - 0.3%
Janus Capital Group, Inc., 6.95%, 2017		$45,000	$42,821
Nuveen Investments, Inc., 10.5%, 2015 (n)		60,000	51,900

			$94,721

Building - 1.7%
Associated Materials, Inc., 11.25%, 2014		$50,000	$37,750
Building Materials Corp. of America, 7.75%, 2014		40,000	38,500
CRH PLC, 8.125%, 2018		190,000	213,624
Lafarge S.A., 6.15%, 2011		160,000	166,646
Nortek, Inc., 10%, 2013		30,000	30,600
Nortek, Inc., 8.5%, 2014 (d)		45,000	31,050
Ply Gem Industries, Inc., 11.75%, 2013		25,000	22,000

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Building - continued
USG Corp., 9.75%, 2014 (n)	$5,000	$5,225

		$545,395

Business Services - 0.7%
First Data Corp., 9.875%, 2015	$85,000	$78,519
First Data Corp., 11.25%, 2016	15,000	12,900
Iron Mountain, Inc., 6.625%, 2016	40,000	38,600
Iron Mountain, Inc., 8.375%, 2021	15,000	15,450
SunGard Data Systems, Inc., 10.25%, 2015	71,000	72,420

		$217,889

Cable TV - 2.1%
CCO Holdings LLC, 8.75%, 2013	$85,000	$86,275
Charter Communications, Inc., 10.375%, 2014 (n)	30,000	30,600
Charter Communications, Inc., 12.875%, 2014 (n)	15,000	16,237
CSC Holdings, Inc., 6.75%, 2012	45,000	46,350
CSC Holdings, Inc., 8.5%, 2014 (n)	50,000	52,500
DIRECTV Holdings LLC, 7.625%, 2016	60,000	64,200
DIRECTV Holdings LLC, 5.875%, 2019 (z)	40,000	39,750
Mediacom LLC, 9.125%, 2019 (n)	5,000	5,138
TCI Communications, Inc., 9.8%, 2012	81,000	93,294
Time Warner Cable, Inc., 8.25%, 2019	120,000	145,044
Videotron LTEE, 6.875%, 2014	25,000	24,750
Virgin Media Finance PLC, 9.125%, 2016	100,000	102,750

		$706,888

Chemicals - 1.6%
Dow Chemical Co., 8.55%, 2019	$170,000	$191,105
Huntsman International LLC, 5.5%, 2016 (z)	5,000	4,250
Innophos Holdings, Inc., 8.875%, 2014	45,000	45,450
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	29,000	30,015
Momentive Performance Materials, Inc., 11.5%, 2016	34,000	22,440
Nalco Co., 7.75%, 2011	14,000	14,000
Nalco Finance Holdings, Inc., 9%, 2014	55,000	56,788
Yara International A.S.A., 5.25%, 2014 (n)	150,000	154,659

		$518,707

Construction - 0.5%
Lennar Corp., 5.125%, 2010	$130,000	$129,675
Lennar Corp., 12.25%, 2017	15,000	18,300

		$147,975

Consumer Products - 0.9%
ACCO Brands Corp., 10.625%, 2015 (z)	$5,000	$5,225
ACCO Brands Corp., 7.625%, 2015	15,000	12,450
Fortune Brands, Inc., 5.125%, 2011	147,000	150,742
Hasbro, Inc., 6.125%, 2014	20,000	21,755
Jarden Corp., 7.5%, 2017	35,000	34,038
Visant Holding Corp., 8.75%, 2013	25,000	25,438
Whirlpool Corp., 8%, 2012	48,000	51,811

		$301,459

Consumer Services - 1.4%
Corrections Corp. of America, 6.25%, 2013	$35,000	$34,475
KAR Holdings, Inc., 10%, 2015	40,000	40,200
KAR Holdings, Inc., FRN, 4.483%, 2014	20,000	18,000
Service Corp. International, 7%, 2017	80,000	78,000
Service Corp. International, 7.625%, 2018	39,000	39,293
Ticketmaster Entertainment, Inc., 10.75%, 2016	25,000	25,625
Western Union Co., 5.4%, 2011	210,000	223,709

		$459,302

Containers - 1.0%
Crown Americas LLC, 7.625%, 2013	$40,000	$40,400
Graham Packaging Holdings Co., 9.875%, 2014	55,000	56,512
Greif, Inc., 6.75%, 2017	145,000	140,650
Owens-Brockway Glass Container, Inc., 8.25%, 2013	85,000	86,913

		$324,475

Defense Electronics - 0.9%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$139,000	$144,942
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	40,000	44,136
L-3 Communications Corp., 6.125%, 2014	110,000	110,825

		$299,903

Electronics - 0.3%
Avago Technologies Ltd., 11.875%, 2015	$20,000	$21,800
Flextronics International Ltd., 6.25%, 2014	22,000	21,175
Freescale Semiconductor, Inc., 8.875%, 2014	45,000	34,425
Jabil Circuit, Inc., 7.75%, 2016	25,000	25,375

		$102,775

Emerging Market Quasi-Sovereign - 2.8%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$134,000	$142,375
Export-Import Bank of Korea, 5.875%, 2015	100,000	105,425
Gaz Capital S.A., 8.125%, 2014 (n)	102,000	109,140
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	100,000	118,250

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Emerging Market Quasi-Sovereign - continued
National Power Corp., FRN, 4.656%, 2011	$30,000	$31,047
Pemex Project Funding Master Trust, 5.75%, 2018	92,000	90,965
Petrobras International Finance Co., 7.875%, 2019	66,000	76,148
Qtel International Finance Ltd., 7.875%, 2019 (n)	100,000	114,324
TDIC Finance Ltd., 6.5%, 2014 (n)	114,000	122,321

		$909,995

Emerging Market Sovereign - 1.3%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$100,000	$111,679
Federative Republic of Brazil, 7.125%, 2037	3,000	3,577
Republic of Argentina, FRN, 0.943%, 2012	33,488	27,003
Republic of Philippines, 9.875%, 2019	62,000	80,368
Republic of Poland, 6.375%, 2019	48,000	53,924
State of Qatar, 6.55%, 2019	143,000	159,445
United Mexican States, 5.95%, 2019	6,000	6,300

		$442,296

Energy - Independent - 3.8%
Anadarko Finance Co., 6.75%, 2011	$110,000	$116,898
Chaparral Energy, Inc., 8.875%, 2017	45,000	36,225
Chesapeake Energy Corp., 9.5%, 2015	10,000	10,525
Chesapeake Energy Corp., 6.375%, 2015	225,000	208,969
EnCana Corp., 6.5%, 2019	50,000	55,508
Forest Oil Corp., 8.5%, 2014 (n)	15,000	15,113
Forest Oil Corp., 7.25%, 2019	40,000	37,400
Hilcorp Energy I LP, 9%, 2016 (n)	65,000	64,513
Mariner Energy, Inc., 8%, 2017	35,000	32,025
McMoRan Exploration Co., 11.875%, 2014	20,000	20,000
Newfield Exploration Co., 6.625%, 2014	40,000	39,300
Newfield Exploration Co., 6.625%, 2016	15,000	14,700
Nexen, Inc., 6.4%, 2037	140,000	136,295
OPTI Canada, Inc., 8.25%, 2014	45,000	34,875
Penn Virginia Corp., 10.375%, 2016	45,000	48,600
Petrohawk Energy Corp., 10.5%, 2014 (n)	20,000	21,500
Plains Exploration & Production Co., 7%, 2017	75,000	71,438
Questar Market Resources, Inc., 6.8%, 2020	78,000	80,278
Quicksilver Resources, Inc., 8.25%, 2015	25,000	24,375
Quicksilver Resources, Inc., 7.125%, 2016	55,000	47,713
Range Resources Corp., 8%, 2019	40,000	41,000
SandRidge Energy, Inc., 9.875%, 2016 (n)	10,000	10,425
SandRidge Energy, Inc., 8%, 2018 (n)	70,000	67,375
Talisman Energy, Inc., 7.75%, 2019	10,000	11,758

		$1,246,808

Energy - Integrated - 1.1%
Cenovus Energy, Inc., 4.5%, 2014 (z)	$30,000	$30,653
ConocoPhillips, 5.75%, 2019	100,000	108,948
Hess Corp., 8.125%, 2019	30,000	36,040
Husky Energy, Inc., 7.25%, 2019	77,000	88,314
Petro-Canada, 5%, 2014	110,000	113,393

		$377,348

Entertainment - 0.4%
AMC Entertainment, Inc., 11%, 2016	$40,000	$42,600
AMC Entertainment, Inc., 8.75%, 2019	30,000	30,975
Cinemark USA, Inc., 8.625%, 2019 (n)	45,000	46,519

		$120,094

Financial Institutions - 1.4%
General Electric Capital Corp., 6%, 2019	$30,000	$30,433
General Electric Capital Corp., FRN, 0.613%, 2012	90,000	83,247
GMAC LLC, 6.875%, 2011 (n)	50,000	47,250
GMAC LLC, 7%, 2012 (n)	20,000	18,600
GMAC LLC, 6.75%, 2014 (n)	35,000	29,750
GMAC LLC, 8%, 2031 (n)	38,000	30,590
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	200,000	101,000
ORIX Corp., 5.48%, 2011	130,000	123,660

		$464,530

Food & Beverages - 2.3%
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)	$140,000	$165,656
ARAMARK Corp., 8.5%, 2015	30,000	30,262
B&G Foods, Inc., 8%, 2011	45,000	45,562
Conagra Foods, Inc., 7.875%, 2010	94,000	99,497
Dean Foods Co., 7%, 2016	40,000	38,100
Del Monte Corp., 6.75%, 2015	50,000	49,375
Kraft Foods, Inc., 6.125%, 2018	80,000	84,855
Miller Brewing Co., 5.5%, 2013 (n)	150,000	158,525
Tyson Foods, Inc., 7.85%, 2016	70,000	71,400

		$743,232

Food & Drug Stores - 0.3%
CVS Caremark Corp., 5.75%, 2017	$19,000	$20,340
CVS Caremark Corp., 6.6%, 2019	80,000	90,181

		$110,521

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Forest & Paper Products - 1.2%
Buckeye Technologies, Inc., 8.5%, 2013		$50,000	$51,250
Georgia-Pacific Corp., 7.125%, 2017 (n)		35,000	34,213
Georgia-Pacific Corp., 8%, 2024		25,000	24,750
Graphic Packaging International Corp., 9.5%, 2013		25,000	25,750
Jefferson Smurfit Corp., 8.25%, 2012 (d)		25,000	17,813
Millar Western Forest Products Ltd., 7.75%, 2013		75,000	52,031
Smurfit-Stone Container Corp., 8%, 2017 (d)		8,000	5,680
Stora Enso Oyj, 6.404%, 2016 (n)		100,000	88,076
Votorantim Celulose e Papel S.A., 6.625%, 2019 (z)		100,000	99,625

			$399,188

Gaming & Lodging - 1.8%
Boyd Gaming Corp., 6.75%, 2014		$40,000	$35,800
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		65,000	1,788
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)		15,000	15,413
Harrah’s Operating Co., Inc., 10%, 2018 (n)		2,000	1,590
Harrah’s Operating Co., Inc., 10%, 2018 (n)		89,000	70,755
Host Hotels & Resorts, Inc., 7.125%, 2013		20,000	19,750
Host Hotels & Resorts, Inc., 6.75%, 2016		20,000	19,000
Host Hotels & Resorts, Inc., 9%, 2017 (n)		5,000	5,300
Marriott International, Inc., 5.625%, 2013		80,000	81,616
MGM Mirage, 6.75%, 2013		40,000	33,450
MGM Mirage, 10.375%, 2014 (n)		5,000	5,338
MGM Mirage, 7.5%, 2016		50,000	38,750
MGM Mirage, 11.125%, 2017 (n)		10,000	10,925
MGM Mirage, 11.375%, 2018 (z)		20,000	18,800
Penn National Gaming, Inc., 8.75%, 2019 (n)		5,000	5,013
Pinnacle Entertainment, Inc., 7.5%, 2015		90,000	79,650
Royal Caribbean Cruises Ltd., 7%, 2013		25,000	23,813
Royal Caribbean Cruises Ltd., 11.875%, 2015		20,000	22,500
Scientific Games Corp., 6.25%, 2012		40,000	38,800
Station Casinos, Inc., 6%, 2012 (d)		35,000	10,325
Station Casinos, Inc., 6.5%, 2014 (d)		85,000	2,975
Station Casinos, Inc., 6.875%, 2016 (d)		180,000	6,300
Wyndham Worldwide Corp., 6%, 2016		40,000	36,013

			$583,664

Industrial - 0.5%
Baldor Electric Co., 8.625%, 2017 $		35,000	$35,525
JohnsonDiversey, Inc., 9.625%, 2012	EUR	20,000	28,535
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$40,000	40,600
Steelcase, Inc., 6.5%, 2011		61,000	61,154

			$165,814

Insurance - 2.2%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	105,000	$139,055
ING Groep N.V., 5.775% to 2015, FRN to 2049		$210,000	134,400
Metropolitan Life Global Funding, 2.875%, 2012 (z)		140,000	139,418
Metropolitan Life Global Funding, 5.125%, 2014 (n)		40,000	41,788
Principal Financial Group, Inc., 8.875%, 2019		80,000	95,853
Prudential Financial, Inc., 6.2%, 2015		80,000	84,637
Unum Group, 7.125%, 2016		90,000	91,062

			$726,213

Insurance - Property & Casualty - 0.8%
Allstate Corp., 7.45%, 2019		$30,000	$35,757
AXIS Capital Holdings Ltd., 5.75%, 2014		130,000	131,605
USI Holdings Corp., 9.75%, 2015 (z)		95,000	84,194

			$251,556

International Market Quasi-Sovereign - 3.4%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	63,000	$62,445
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$120,000	137,498
Finance for Danish Industry A.S., FRN, 0.679%, 2012 (z)		110,000	109,551
ING Bank N.V., 3.9%, 2014 (n)		150,000	154,389
LeasePlan Corp. N.V., 3%, 2012 (n)		60,000	61,376
Nationwide Building Society, FRN, 0.62%, 2012 (z)		160,000	159,528
Royal Bank of Scotland PLC, FRN, 1.158%, 2012 (n)		183,000	185,727
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		142,000	145,795
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	101,461

			$1,117,770

International Market Sovereign - 14.6%
Federal Republic of Germany, 5.25%, 2010	EUR	136,000	$205,901
Federal Republic of Germany, 3.75%, 2015	EUR	177,000	274,844
Federal Republic of Germany, 4.25%, 2018	EUR	121,000	192,075
Federal Republic of Germany, 6.25%, 2030	EUR	89,000	169,402

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
International Market Sovereign - continued
Government of Canada, 4.5%, 2015	CAD	59,000	$60,399
Government of Canada, 5.75%, 2033	CAD	11,000	13,099
Government of Japan, 1.5%, 2012	JPY	13,000,000	149,463
Government of Japan, 1.3%, 2014	JPY	28,000,000	322,229
Government of Japan, 1.7%, 2017	JPY	40,000,000	470,340
Government of Japan, 2.2%, 2027	JPY	13,000,000	149,939
Government of Japan, 2.4%, 2037	JPY	14,000,000	162,733
Kingdom of Belgium, 5.5%, 2017	EUR	78,000	130,663
Kingdom of Netherlands, 3.75%, 2014	EUR	106,000	163,465
Kingdom of Spain, 5.35%, 2011	EUR	311,000	491,341
Kingdom of Spain, 4.6%, 2019	EUR	29,000	45,262
Republic of Austria, 4.65%, 2018	EUR	55,000	87,008
Republic of France, 4.75%, 2012	EUR	86,000	136,381
Republic of France, 6%, 2025	EUR	73,000	132,189
Republic of France, 4.75%, 2035	EUR	119,000	191,864
Republic of Greece, 3.6%, 2016	EUR	55,000	79,826
Republic of Ireland, 4.6%, 2016	EUR	114,000	174,702
Republic of Italy, 4.75%, 2013	EUR	180,000	283,867
Republic of Italy, 5.25%, 2017	EUR	205,000	334,695
Republic of Portugal, 4.45%, 2018	EUR	36,000	55,709
United Kingdom Treasury, 8%, 2015	GBP	92,000	189,599
United Kingdom Treasury, 8%, 2021	GBP	34,000	76,213
United Kingdom Treasury, 4.25%, 2036	GBP	47,000	76,769

			$4,819,977

Local Authorities - 0.9%
California (Build America Bonds), 7.55%, 2039		$80,000	$88,918
Louisiana Gas & Fuels Tax Rev., FRN, 3%, 2043		100,000	100,467
Province of Ontario, 5.45%, 2016		95,000	106,146

			$295,531

Machinery & Tools - 0.7%
Atlas Copco AB, 5.6%, 2017 (n)		$135,000	$138,280
Case New Holland, Inc., 7.125%, 2014		45,000	44,100
Rental Service Corp., 9.5%, 2014		45,000	43,425

			$225,805

Major Banks - 3.6%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$240,000	$157,200
Bank of America Corp., 7.375%, 2014		50,000	55,633
Bank of America Corp., 8% to 2018, FRN to 2049		45,000	40,009
Bank of New York Mellon Corp., 4.3%, 2014		140,000	148,253
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		100,000	87,000
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		26,000	20,614
Goldman Sachs Group, Inc., 6%, 2014		50,000	54,377
Goldman Sachs Group, Inc., 7.5%, 2019		86,000	98,351
Merrill Lynch & Co., Inc., 6.4%, 2017		30,000	30,383
Morgan Stanley, 6.75%, 2011		100,000	106,627
Morgan Stanley, 6%, 2014		100,000	106,461
Morgan Stanley, 5.625%, 2019		100,000	98,330
Royal Bank of Scotland Group PLC, 9.118%, 2049		93,000	86,025
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)		125,000	113,750

			$1,203,013

Medical & Health Technology & Services - 3.1%
Biomet, Inc., 10%, 2017		$25,000	$26,625
Biomet, Inc., 11.625%, 2017		55,000	59,950
Cardinal Health, Inc., 5.8%, 2016		94,000	98,075
Community Health Systems, Inc., 8.875%, 2015		90,000	92,250
Cooper Cos., Inc., 7.125%, 2015		35,000	33,950
DaVita, Inc., 6.625%, 2013		18,000	17,820
DaVita, Inc., 7.25%, 2015		73,000	72,270
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		20,000	21,800
HCA, Inc., 6.375%, 2015		120,000	106,800
HCA, Inc., 9.25%, 2016		90,000	93,038
HCA, Inc., 8.5%, 2019 (n)		25,000	26,125
Hospira, Inc., 5.55%, 2012		50,000	53,058
Hospira, Inc., 6.05%, 2017		40,000	41,887
McKesson Corp., 5.7%, 2017		40,000	41,856
Owens & Minor, Inc., 6.35%, 2016		70,000	63,113
Psychiatric Solutions, Inc., 7.75%, 2015 (n)		20,000	18,800
Psychiatric Solutions, Inc., 7.75%, 2015		25,000	24,125
U.S. Oncology, Inc., 10.75%, 2014		45,000	47,025
Universal Hospital Services, Inc., 8.5%, 2015 (p)		35,000	34,300
Universal Hospital Services, Inc., FRN, 4.635%, 2015		10,000	8,475
VWR Funding, Inc., 11.25%, 2015 (p)		40,000	35,500

			$1,016,842

Metals & Mining - 1.0%
Arch Western Finance LLC, 6.75%, 2013		$55,000	$54,106
BHP Billiton Finance Ltd., 6.5%, 2019		30,000	34,806
FMG Finance Ltd., 10.625%, 2016 (n)		50,000	55,375
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		40,000	42,550
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015		35,000	35,071
Peabody Energy Corp., 7.375%, 2016		5,000	5,050
Peabody Energy Corp., “B”, 6.875%, 2013		65,000	65,650
Rio Tinto Finance USA Ltd., 5.875%, 2013		30,000	32,323

			$324,931

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage Backed - 2.0%
Fannie Mae, 6%, 2017	$86,955	$93,388
Fannie Mae, 5.5%, 2020 - 2034	543,937	577,908

		$671,296

Natural Gas - Distribution - 0.7%
AmeriGas Partners LP, 7.125%, 2016	$65,000	$62,400
EQT Corp., 8.125%, 2019	120,000	136,964
Inergy LP, 6.875%, 2014	45,000	42,975

		$242,339

Natural Gas - Pipeline - 2.5%
Atlas Pipeline Partners LP, 8.125%, 2015	$45,000	$36,225
CenterPoint Energy, Inc., 7.875%, 2013	142,000	159,900
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	50,000	51,076
El Paso Corp., 8.25%, 2016	35,000	35,875
El Paso Corp., 7.25%, 2018	40,000	39,344
Energy Transfer Partners LP, 8.5%, 2014	10,000	11,555
Kinder Morgan Energy Partners LP, 6%, 2017	90,000	94,058
Kinder Morgan Finance Corp., 5.35%, 2011	169,000	169,845
MarkWest Energy Partners LP, 6.875%, 2014 (n)	30,000	28,050
Spectra Energy Capital LLC, 8%, 2019	66,000	77,826
Williams Cos., Inc., FRN, 2.596%, 2010 (z)	80,000	79,938
Williams Partners LP, 7.25%, 2017	40,000	39,308

		$823,000

Network & Telecom - 3.3%
AT&T, Inc., 5.8%, 2019	$70,000	$74,902
CenturyTel, Inc., 7.6%, 2039	90,000	89,688
Cincinnati Bell, Inc., 8.375%, 2014	55,000	55,275
Citizens Communications Co., 9.25%, 2011	78,000	85,020
Deutsche Telekom International Finance B.V., 8.5%, 2010	58,000	60,795
France Telecom, 4.375%, 2014	80,000	83,863
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	55,000	56,925
Qwest Communications International, Inc., 7.25%, 2011	30,000	30,000
Qwest Communications International, Inc., 8%, 2015 (z)	10,000	9,988
Qwest Corp., 8.875%, 2012	35,000	36,838
Qwest Corp., 7.5%, 2014	65,000	65,650
Telecom Italia Capital, 4.875%, 2010	26,000	26,726
Telefonica Europe B.V., 7.75%, 2010	120,000	126,935
Telefonica S.A., 5.877%, 2019	80,000	86,921
Verizon Communications, Inc., 8.75%, 2018	80,000	99,940
Verizon New England, Inc., 6.5%, 2011	60,000	64,514
Windstream Corp., 8.625%, 2016	$40,000	40,900

		$1,094,880

Oil Services - 0.4%
Basic Energy Services, Inc., 7.125%, 2016	$5,000	$3,925
Smith International, Inc., 9.75%, 2019	100,000	123,384

		$127,309

Other Banks & Diversified Financials - 3.7%
American Express Centurion Bank, 5.2%, 2010	$250,000	$258,206
Banco Bradesco S.A., 6.75%, 2019 (z)	107,000	110,342
Bosphorus Financial Services Ltd., FRN, 2.24%, 2012 (z)	62,500	55,070
Capital One Financial Corp., 10.25%, 2039	80,000	88,402
Citigroup, Inc., 6.375%, 2014	80,000	82,711
Citigroup, Inc., 5.5%, 2014	60,000	59,913
Citigroup, Inc., 8.5%, 2019	52,000	58,699
Groupe BPCE S.A., FRN, 12.5%, 2049 (n)	102,000	112,200
Svenska Handelsbanken AB, 4.875%, 2014 (n)	110,000	115,069
Swedbank AB, 9% to 2010, FRN to 2049 (n)	120,000	115,650
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	120,000	90,240
UFJ Finance Aruba AEC, 6.75%, 2013	70,000	77,786

		$1,224,288

Pharmaceuticals - 1.4%
Pfizer, Inc., 6.2%, 2019	$160,000	$180,342
Roche Holdings, Inc., 6%, 2019 (n)	200,000	222,628
Teva Pharmaceutical Finance LLC, 5.55%, 2016	39,000	41,762
Watson Pharmaceuticals, Inc., 6.125%, 2019	20,000	21,034

		$465,766

Pollution Control - 0.4%
Allied Waste North America, Inc., 7.125%, 2016	$125,000	$131,875

Precious Metals & Minerals - 0.4%
Teck Resources Ltd., 9.75%, 2014	$15,000	$16,500
Teck Resources Ltd., 10.25%, 2016	10,000	11,300
Teck Resources Ltd., 10.75%, 2019	25,000	29,063
Teck Resources Ltd., 6.125%, 2035	88,000	74,800

		$131,663

Printing & Publishing - 0.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$2,923	$1,714

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Printing & Publishing - continued
American Media Operations, Inc., 14%, 2013 (p)(z)	$30,520	$17,247
Dex Media West LLC, 9.875%, 2013 (d)	47,000	8,460
Idearc, Inc., 8%, 2016 (d)	45,000	2,025
Nielsen Finance LLC, 10%, 2014	65,000	65,325
Nielsen Finance LLC, 11.5%, 2016	20,000	21,000
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	66,000	51,975
Tribune Co., 5.25%, 2015 (d)	35,000	2,450

		$170,196

Railroad & Shipping - 0.3%
Kansas City Southern Railway, 8%, 2015	$15,000	$15,300
Panama Canal Railway Co., 7%, 2026 (n)	98,200	81,506

		$96,806

Real Estate - 1.0%
Kimco Realty Corp., REIT, 6.875%, 2019	$22,000	$22,501
Simon Property Group, Inc., REIT, 6.1%, 2016	190,000	195,272
Wea Finance B.V., 5.4%, 2012 (z)	50,000	51,365
Wea Finance B.V., 6.75%, 2019 (n)	60,000	60,690

		$329,828

Retailers - 1.4%
Couche-Tard, Inc., 7.5%, 2013	$65,000	$65,731
Dollar General Corp., 11.875%, 2017 (p)	25,000	28,125
Limited Brands, Inc., 5.25%, 2014	68,000	63,086
Macy’s Retail Holdings, Inc., 5.75%, 2014	35,000	32,884
Macy’s Retail Holdings, Inc., 8.875%, 2015	120,000	125,184
Neiman Marcus Group, Inc., 10.375%, 2015	15,000	12,825
Staples, Inc., 9.75%, 2014	80,000	96,099
Toys “R” Us, Inc., 10.75%, 2017 (n)	30,000	32,250

		$456,184

Specialty Chemicals - 0.1%
Ashland, Inc., 9.125%, 2017 (n)	$45,000	$48,150

Specialty Stores - 0.2%
Payless ShoeSource, Inc., 8.25%, 2013	$50,000	$49,000

Supermarkets - 0.5%
Delhaize Group, 5.875%, 2014	$90,000	$96,928
Safeway, Inc., 4.95%, 2010	54,000	55,783
SUPERVALU, Inc., 8%, 2016	20,000	20,700

		$173,411

Supranational - 0.4%
Central American Bank, 4.875%, 2012 (n)	$140,000	$142,572

Telecommunications - Wireless - 1.7%
Cricket Communications, Inc., 7.75%, 2016 (n)	$20,000	$20,300
Crown Castle International Corp., 9%, 2015	20,000	20,950
Crown Castle International Corp., 7.75%, 2017 (n)	15,000	15,525
MetroPCS Wireless, Inc., 9.25%, 2014	35,000	35,788
Nextel Communications, Inc., 6.875%, 2013	35,000	32,463
Rogers Cable, Inc., 5.5%, 2014	79,000	84,576
Sprint Nextel Corp., 8.375%, 2012	75,000	77,438
Sprint Nextel Corp., 8.375%, 2017	20,000	19,900
Sprint Nextel Corp., 8.75%, 2032	20,000	18,900
Vodafone Group PLC, 5.375%, 2015	140,000	150,034
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	75,000	82,500

		$558,374

Telephone Services - 0.1%
Frontier Communications Corp., 8.25%, 2014	$30,000	$30,900
Frontier Communications Corp., 8.125%, 2018	15,000	15,094

		$45,994

Tobacco - 1.1%
Alliance One International, Inc., 10%, 2016 (n)	$20,000	$20,650
Altria Group, Inc., 9.25%, 2019	130,000	158,854
Lorillard Tobacco Co., 8.125%, 2019	37,000	41,990
Reynolds American, Inc., 6.75%, 2017	135,000	140,340

		$361,834

Transportation - 0.4%
IIRSA Norte Finance Ltd., 8.75%, 2024	$116,794	$119,714

Transportation - Services - 0.5%
Erac USA Finance Co., 6.375%, 2017 (n)	$110,000	$110,435
Hertz Corp., 8.875%, 2014	55,000	55,550

		$165,985

U.S. Government Agencies and Equivalents - 2.0%
Small Business Administration, 6.35%, 2021	$68,284	$73,796
Small Business Administration, 4.34%, 2024	122,939	127,482
Small Business Administration, 4.99%, 2024	142,006	149,809
Small Business Administration, 4.86%, 2025	164,947	174,262
Small Business Administration, 4.625%, 2025	66,404	69,598
Small Business Administration, 5.11%, 2025	61,637	65,266

		$660,213

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - 0.7%
U.S. Treasury Bonds, 5.375%, 2031 (f)	$51,000	$60,594
U.S. Treasury Bonds, 4.5%, 2036	17,000	18,259
U.S. Treasury Notes, 2.625%, 2016	40,000	39,575
U.S. Treasury Notes, 4.625%, 2017	100,000	110,711

		$229,139

Utilities - Electric Power - 4.1%
AES Corp., 8%, 2017	$65,000	$65,406
Allegheny Energy, Inc., 5.75%, 2019 (z)	90,000	89,937
Beaver Valley Funding Corp., 9%, 2017	138,000	141,046
Calpine Corp., 8%, 2016 (n)	35,000	35,875
Dynegy Holdings, Inc., 7.5%, 2015	45,000	41,625
Dynegy Holdings, Inc., 7.75%, 2019	15,000	12,788
Edison Mission Energy, 7%, 2017	55,000	45,925
Enel Finance International S.A., 5.125%, 2019	183,000	182,195
Exelon Generation Co. LLC, 5.2%, 2019	40,000	40,438
Exelon Generation Co. LLC, 6.25%, 2039	80,000	81,653
FirstEnergy Corp., 6.45%, 2011	4,000	4,326
FirstEnergy Corp., 6.8%, 2039 (n)	20,000	21,199
HQI Transelec Chile S.A., 7.875%, 2011	24,000	25,215
Mirant North America LLC, 7.375%, 2013	45,000	44,775
NRG Energy, Inc., 7.375%, 2016	120,000	116,100
Pacific Gas & Electric Co., 4.2%, 2011	80,000	82,810
Progress Energy, Inc., 6.05%, 2014	80,000	87,741
PSEG Power LLC, 7.75%, 2011	105,000	113,442
RRI Energy, Inc., 7.875%, 2017	17,000	16,596
Texas Competitive Electric Holdings LLC, 10.25%, 2015	150,000	108,000

		$1,357,092

Total Bonds		$31,538,814

FLOATING RATE LOANS (g)(r) - 1.9%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 2.28%, 2014	$3,861	$2,934
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.25%, 2014	86,527	65,761

		$68,695

Automotive - 0.4%
Accuride Corp., Term Loan, 10%, 2012	$5,802	$5,599
Allison Transmission, Inc., Term Loan B, 3%, 2014	70,919	61,739
Federal-Mogul Corp., Term Loan B, 2.19%, 2014	53,549	40,831
Ford Motor Co., Term Loan, 3.49%, 2013	27,669	24,502

		$132,671

Broadcasting - 0.2%
Gray Television, Inc., Term Loan, 3.76%, 2014	$21,972	$17,853
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	19,894	10,444
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	37,306	19,585

		$47,882

Building - 0.0%
Building Materials Holding Corp., Term Loan, 3%, 2014	$6,618	$6,018

Business Services - 0.1%
First Data Corp., Term Loan B-1, 2.99%, 2014 (o)	$37,947	$32,666

Cable TV - 0.1%
Charter Communications Operating LLC, Term Loan, 6.25%, 2014	$28,846	$27,475

Electronics - 0.0%
Freescale Semiconductor, Inc., Term Loan B, 2.01%, 2013	$18,601	$14,869

Gaming & Lodging - 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.54%, 2014	$47,816	$11,954
MGM Mirage, Term Loan B, 2011 (o)	31,260	28,671

		$40,625

Printing & Publishing - 0.1%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$82,134	$39,065

Specialty Chemicals - 0.2%
LyondellBasell, DIP Term Loan, 9.16%, 2009 (q)	$7,379	$7,670
LyondellBasell, DIP Term Loan B-3, 5.79%, 2014	7,368	7,147
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.74%, 2014 (o)	1,318	852
LyondellBasell, Dutch Tranche Term Loan, 3.74%, 2014 (o)	3,022	1,953
LyondellBasell, German Tranche Term Loan B-1, 3.99%, 2014 (o)	3,783	2,445
LyondellBasell, German Tranche Term Loan B-2, 3.99%, 2014 (o)	3,784	2,446
LyondellBasell, German Tranche Term Loan B-3, 3.99%, 2014 (o)	3,783	2,445
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.74%, 2014 (o)	4,941	3,194

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Strategic Income Series

Issuer			Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Specialty Chemicals - continued
LyondellBasell, U.S. Tranche Term Loan, 3.74%, 2014 (o)			$9,414	$6,085
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014 (o)			16,414	10,735
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014 (o)			16,414	10,610
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014 (o)			16,414	10,610

				$66,192

Specialty Stores - 0.1%
Michaels Stores, Inc., Term Loan B, 2.53%, 2013			$27,777	$24,779

Utilities - Electric Power - 0.4%
Calpine Corp., Term Loan, 3.16%, 2014			$40,677	$36,990
Texas Competitive Electric Holdings Co. LLC, Term Loan B- 3, 3.75%, 2014			111,482	87,541

				$124,531

Total Floating Rate Loans				$625,468

PREFERRED STOCKS - 0.0%
Financial Institutions - 0.0%
Preferred Blocker, Inc., 7% (z)			18	$10,468

COMMON STOCKS - 0.0%
Printing & Publishing - 0.0%
American Media, Inc. (a)			559	$750
World Color Press, Inc. (a)			222	2,131

Total Common Stocks				$2,881

	Strike Price	First Exercise
WARRANTS - 0.0%
Printing & Publishing - 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	8/26/09	125	$256
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	8/26/09	125	381

Total Warrants				$637

MONEY MARKET FUNDS (v) - 1.1%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value			352,366	$352,366

Total Investments				$32,530,634

OTHER ASSETS, LESS LIABILITIES - 1.3%				443,148

NET ASSETS - 100.0%				$32,973,782

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,395,779, representing 16.4% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Strategic Income Series

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ACCO Brands Corp., 10.625%, 2015	9/21/09	$4,925	$5,225
ARCap REIT, Inc., CDO, “H”, 6.088%, 2045	9/21/04	88,890	9,000
Allegheny Energy, Inc., 5.75%, 2019	9/22/09	89,672	89,937
American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/09	1,900	1,714
American Media Operations, Inc., 14%, 2013	1/29/09 - 4/15/09	16,787	17,247
Banco Bradesco S.A., 6.75%, 2019	9/22/09	107,000	110,342
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.046%, 2040	3/01/06	$250,000	$105,775
Bonten Media Acquisition Co., 9%, 2015	5/31/07 - 5/15/09	21,025	6,165
Bosphorus Financial Services Ltd., FRN, 2.24%, 2012	3/08/05	62,500	55,070
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	82,622	81,389
Cenovus Energy, Inc., 4.5%, 2014	9/15/09	29,971	30,653
DIRECTV Holdings LLC, 5.875%, 2019	9/14/09	39,704	39,750
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	182,174	186,816
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	234,010	75,000
Falcon Franchise Loan LLC, FRN, 4.945%, 2025	1/29/03	47,175	31,362
Finance for Danish Industry A.S., FRN, 0.679%, 2012	8/11/09	110,000	109,551
Huntsman International LLC, 5.5%, 2016	9/09/09	4,005	4,250
LBI Media, Inc., 8.5%, 2017	7/18/07	29,505	18,750
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 6/01/09	66,161	21,120
MGM Mirage, 11.375%, 2018	9/17/09	19,480	18,800
Metropolitan Life Global Funding, 2.875%, 2012	9/10/09	139,601	139,418
Morgan Stanley Capital I, Inc., FRN, 1.286%, 2039	7/20/04	34,233	35,574
Nationwide Building Society, FRN, 0.62%, 2012	8/10/09	160,000	159,528
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	13,860	10,468
Prudential Securities Secured Financing Corp., FRN, 7.299%, 2013	12/06/04	189,843	150,346
Qwest Communications International, Inc., 8%, 2015	9/14/09	9,825	9,988
Salomon Brothers Mortgage Securities, Inc., FRN, 7.064%,
2032	1/07/05	154,154	140,646
Spirit AeroSystems Holdings, Inc., 7.5%, 2017	9/24/09 - 9/25/09	34,624	34,825
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	96,856	84,194
Votorantim Celulose e Papel S.A., 6.625%, 2019	9/18/09	99,102	99,625
Wea Finance B.V., 5.4%, 2012	9/11/09	51,331	51,365
Williams Cos., Inc., FRN, 2.596%, 2010	8/06/09	79,561	79,938

Total Restricted Securities			$2,013,831
% of Net Assets			6.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic Income Series

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Strategic Income Series

Supplemental Information (Unaudited) 9/30/09 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,768	$10,468	$750	$13,986
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	889,352	—	889,352
Non-U.S. Sovereign Debt	—	7,432,610	—	7,432,610
Corporate Bonds	—	16,955,251	—	16,955,251
Residential Mortgage-Backed Securities	—	672,020	—	672,020
Commercial Mortgage-Backed Securities	—	938,918	—	938,918
Asset-Backed Securities (including CDOs)	—	206,439	—	206,439
Foreign Bonds	—	4,393,148	—	4,393,148
Other Fixed Income Securities	—	51,076	—	51,076
Bank Loans	—	625,468	—	625,468
Mutual Funds	352,366	—	—	352,366

Total Investments	$355,134	$32,174,750	$750	$32,530,634

Other Financial Instruments
Futures	$14,636	$—	$—	$14,636
Swaps	—	1,720	—	1,720
Forward Currency Contracts	—	14,391	—	14,391

For further information regarding security characteristics, see the Portfolio of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period, disclosed at the security type level.

Equity Securities
Balance as of 12/31/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation depreciation	(446)
Net purchases (sales)	1,196
Transfers in and/or out of Level 3	—

Balance as of 9/30/09	$750

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$32,886,211

Gross unrealized appreciation	$1,767,909
Gross unrealized depreciation	(2,123,486)

Net unrealized appreciation (depreciation)	$(355,577)

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Strategic Income Series

Supplemental Information (Unaudited) 9/30/09 - continued

(3) Derivative Contracts at 9/30/09

Forward Foreign Currency Exchange Contracts at 9/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	HSBC Bank	58,000	11/24/09	$31,694	$32,454	$760
BUY	BRL	JPMorgan Chase Bank	62,000	10/05/09	33,110	34,981	1,871
BUY	BRL	Deutsche Bank AG	58,000	10/05/09	30,483	32,724	2,241
SELL	BRL	Deutsche Bank AG	120,000	10/05/09	68,105	67,706	399
SELL	EUR	UBS AG	45,876	12/16/09	67,887	67,127	760
SELL	GBP	Barclays Bank PLC	105,801	10/15/09	171,419	169,076	2,343
SELL	GBP	Deutsche Bank AG	105,801	10/15/09	171,469	169,076	2,393
BUY	IDR	Merrill Lynch International Bank	617,573,534	10/05/09	61,081	63,862	2,781
SELL	IDR	Merrill Lynch International Bank	617,573,534	10/05/09	64,331	63,862	469
BUY	JPY	UBS AG	52,646,159	10/15/09	559,898	586,538	26,640
BUY	KRW	Merrill Lynch International Bank	58,766,000	10/19/09	48,447	49,867	1,420
BUY	KRW	Credit Suisse Group	58,206,000	10/15/09	47,710	49,394	1,684
BUY	MXN	Merrill Lynch International Bank	450,000	10/08/09	33,011	33,313	302
BUY	MXN	JPMorgan Chase Bank	622,000	10/08/09	45,509	46,046	537
BUY	SEK	UBS AG	36,840	10/28/09	5,162	5,285	123

							$44,723

Liability Derivatives
BUY	BRL	Deutsche Bank AG	120,000	11/3/09	$67,770	$67,421	$(349)
BUY	CAD	UBS AG	68,087	10/13/09	63,631	63,596	(35)
SELL	CAD	UBS AG	221,289	10/13/09	203,452	206,691	(3,239)
SELL	EUR	UBS AG	1,236,668	12/16/09	1,808,410	1,809,532	(1,122)
BUY	IDR	Merrill Lynch International Bank	617,573,534	11/2/09	64,230	63,526	(704)
SELL	JPY	JPMorgan Chase Bank	79,406,676	10/15/09	859,798	884,681	(24,883)

							$(30,332)

Futures Contracts Outstanding at 9/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	15	$1,741,406	Dec-09	$20,338

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	1	$216,969	Dec-09	$(1,129)
U.S. Treasury Note 10 yr (Short)	USD	3	354,984	Dec-09	(4,573)

					$(5,702)

MFS Strategic Income Series

Supplemental Information (Unaudited) 9/30/09 - continued

(3) Derivative Contracts at 9/30/09 - continued

Swap Agreements at 9/30/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/10	USD	120,000	Merrill Lynch International	(1)	0.68% (fixed rate)	$1,564
9/20/14	USD	160,000	Goldman Sachs International	1.00% (fixed rate)	(2)	328

						$1,892

Liability Derivatives
Credit Default Swaps
3/20/14	USD	60,000	(a) Morgan Stanley Capital Services, Inc.	(3)	1.75% (fixed rate)	$(172)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/13.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, a A2 rated bond. The fund entered into the contract to gain issuer exposure.
(3)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Corp., 7.175%, 7/15/23.

(a) Net unamortized premiums received by the fund amounted to $364.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts

(5) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	10,076,554	(9,724,188)	352,366

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,714	$352,366

MFS Strategic Income Series

Supplemental Information (Unaudited) 9/30/09 - continued

(6) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2009, are as follows:

United States	63.6%
Japan	4.5%
France	3.8%
United Kingdom	3.4%
Germany	3.3%
Canada	3.0%
Italy	2.9%
Spain	2.4%
Netherlands	2.0%
Other Countries	11.1%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Total Return Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited)

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 60.6%
Aerospace - 4.2%
Goodrich Corp.	33,170	$1,802,448
Lockheed Martin Corp.	722,533	56,415,377
Northrop Grumman Corp.	551,037	28,516,165
United Technologies Corp.	544,950	33,203,804

		$119,937,794

Alcoholic Beverages - 0.8%
Diageo PLC	1,114,092	$17,092,680
Heineken N.V.	106,810	4,924,241

		$22,016,921

Apparel Manufacturers - 0.9%
NIKE, Inc., “B”	399,000	$25,815,300

Automotive - 0.2%
Johnson Controls, Inc.	278,400	$7,115,904

Biotechnology - 0.2%
Genzyme Corp. (a)	109,030	$6,185,272

Broadcasting - 1.4%
Omnicom Group, Inc.	482,770	$17,833,524
Walt Disney Co.	687,410	18,876,279
WPP Group PLC	493,092	4,231,751

		$40,941,554

Brokerage & Asset Managers - 0.6%
Charles Schwab Corp.	345,170	$6,610,006
Deutsche Boerse AG	29,310	2,395,449
Franklin Resources, Inc.	50,005	5,030,503
Invesco Ltd.	124,250	2,827,930

		$16,863,888

Business Services - 1.2%
Accenture Ltd., “A”	468,540	$17,462,486
Automatic Data Processing, Inc.	60,420	2,374,506
Dun & Bradstreet Corp.	38,660	2,911,871
Visa, Inc., “A”	55,910	3,863,940
Western Union Co.	440,960	8,342,963

		$34,955,766

Chemicals - 1.5%
3M Co.	256,540	$18,932,652
PPG Industries, Inc.	393,170	22,886,426

		$41,819,078

Computer Software - 0.7%
Oracle Corp.	886,102	$18,466,366

Computer Software - Systems - 1.4%
Dell, Inc. (a)	260,200	$3,970,652
Hewlett-Packard Co.	345,601	16,315,823
International Business Machines Corp.	170,330	20,373,171

		$40,659,646

Construction - 0.4%
Pulte Homes, Inc.	323,770	$3,558,232
Sherwin-Williams Co.	137,910	8,296,666

		$11,854,898

Consumer Products - 1.2%
Clorox Co.	91,200	$5,364,384
Kimberly-Clark Corp.	45,900	2,707,182
Procter & Gamble Co.	437,091	25,316,311

		$33,387,877

Consumer Services - 0.2%
Apollo Group, Inc., “A” (a)	79,980	$5,892,127

Electrical Equipment - 1.1%
Danaher Corp.	181,950	$12,248,874
Rockwell Automation, Inc.	72,650	3,094,890
Tyco Electronics Ltd.	253,700	5,652,436
W.W. Grainger, Inc.	120,690	10,784,858

		$31,781,058

Electronics - 0.9%
Agilent Technologies, Inc. (a)	102,280	$2,846,452
First Solar, Inc. (a)	14,230	2,175,198
Intel Corp.	1,000,090	19,571,761

		$24,593,411

Energy - Independent - 2.7%
Anadarko Petroleum Corp.	131,360	$8,240,213
Apache Corp.	349,200	32,067,036
Devon Energy Corp.	145,482	9,795,303
EOG Resources, Inc.	153,500	12,818,785
Noble Energy, Inc.	124,390	8,204,764
Occidental Petroleum Corp.	80,880	6,340,992

		$77,467,093

Energy - Integrated - 4.9%
Chevron Corp.	393,842	$27,738,292
ConocoPhillips	81,940	3,700,410
Exxon Mobil Corp.	709,742	48,695,399
Hess Corp.	259,930	13,895,858
Marathon Oil Corp.	257,570	8,216,483
TOTAL S.A., ADR	600,460	35,583,260

		$137,829,702

Food & Beverages - 3.1%
Campbell Soup Co.	182,700	$5,959,674
General Mills, Inc.	153,160	9,860,441
Groupe Danone	76,992	4,639,593
J.M. Smucker Co.	133,272	7,064,749
Kellogg Co.	142,677	7,023,989
Nestle S.A.	689,218	29,369,745
PepsiCo, Inc.	380,760	22,335,382

		$86,253,573

Food & Drug Stores - 1.9%
CVS Caremark Corp.	798,020	$28,521,235
Kroger Co.	621,910	12,836,222
Walgreen Co.	301,000	11,278,470

		$52,635,927

Gaming & Lodging - 0.1%
Starwood Hotels & Resorts
Worldwide, Inc.	70,650	$2,333,570

General Merchandise - 0.8%
Macy’s, Inc.	564,710	$10,328,546

1

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
General Merchandise - continued
Target Corp.	179,580	$8,382,794
Wal-Mart Stores, Inc.	62,930	3,089,234

		$21,800,574

Health Maintenance Organizations - 0.3%
WellPoint, Inc. (a)	171,550	$8,124,608

Insurance - 4.0%
Allstate Corp.	802,350	$24,567,957
Aon Corp.	186,250	7,578,513
Chubb Corp.	117,080	5,902,003
MetLife, Inc.	1,171,290	44,591,010
Prudential Financial, Inc.	199,650	9,964,532
Travelers Cos., Inc.	401,560	19,768,799

		$112,372,814

Internet - 0.1%
Google, Inc., “A” (a)	7,640	$3,788,294

Leisure & Toys - 0.2%
Hasbro, Inc.	193,590	$5,372,123

Machinery & Tools - 0.4%
Eaton Corp.	204,880	$11,594,159

Major Banks - 8.3%
Bank of America Corp.	590,660	$9,993,967
Bank of New York Mellon Corp.	1,373,402	39,814,924
Goldman Sachs Group, Inc.	245,360	45,232,116
JPMorgan Chase & Co.	1,433,234	62,804,314
PNC Financial Services Group, Inc.	282,550	13,729,105
Regions Financial Corp.	1,043,850	6,482,309
State Street Corp.	549,520	28,904,752
Wells Fargo & Co.	952,730	26,847,931

		$233,809,418

Medical Equipment - 1.4%
Becton, Dickinson and Co.	138,030	$9,627,593
Medtronic, Inc.	501,810	18,466,608
Thermo Fisher Scientific, Inc. (a)	73,810	3,223,283
Waters Corp. (a)	149,450	8,348,277

		$39,665,761

Metals & Mining - 0.1%
Alcoa, Inc.	142,370	$1,867,894

Natural Gas - Distribution - 0.3%
Sempra Energy	154,050	$7,673,231

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	244,028	$4,360,780

Network & Telecom - 0.3%
Cisco Systems, Inc. (a)	128,270	$3,019,476
Nokia Corp., ADR	312,690	4,571,528

		$7,591,004

Oil Services - 0.4%
Halliburton Co.	108,510	$2,942,791
National Oilwell Varco, Inc. (a)	142,340	6,139,124
Noble Corp.	89,806	3,409,036

		$12,490,951

Other Banks & Diversified Financials - 0.1%
Northern Trust Corp.	43,180	$2,511,349

Pharmaceuticals - 4.7%
Abbott Laboratories	459,150	$22,714,151
GlaxoSmithKline PLC	209,810	4,122,613
Johnson & Johnson	498,400	30,347,576
Merck & Co., Inc.	823,320	26,041,612
Merck KGaA	49,010	4,873,288
Pfizer, Inc.	1,091,670	18,067,139
Roche Holding AG	20,490	3,311,855
Wyeth	454,650	22,086,897

		$131,565,131

Railroad & Shipping - 0.1%
Burlington Northern Santa Fe Corp.	15,574	$1,243,272
Canadian National Railway Co.	7,920	388,001

		$1,631,273

Specialty Chemicals - 0.6%
Air Products & Chemicals, Inc.	208,620	$16,184,740

Specialty Stores - 0.5%
Abercrombie & Fitch Co., “A”	62,100	$2,041,848
Home Depot, Inc.	134,240	3,576,154
Staples, Inc.	428,860	9,958,129

		$15,576,131

Telecommunications - Wireless - 0.8%
Vodafone Group PLC	9,835,520	$22,037,545

Telephone Services - 2.2%
AT&T, Inc.	1,964,264	$53,054,771
CenturyTel, Inc.	132,421	4,449,346
Royal KPN N.V.	309,740	5,137,676

		$62,641,793

Tobacco - 1.8%
Altria Group, Inc.	96,493	$1,718,540
Lorillard, Inc.	73,640	5,471,452
Philip Morris International, Inc.	924,290	45,049,895

		$52,239,887

Trucking - 0.2%
United Parcel Service, Inc., “B”	91,870	$5,187,899

Utilities - Electric Power - 3.2%
Allegheny Energy, Inc.	120,060	$3,183,991
American Electric Power Co., Inc.	174,140	5,396,599
CMS Energy Corp.	156,240	2,093,616
Dominion Resources, Inc.	308,560	10,645,320
Entergy Corp.	69,060	5,515,132
FPL Group, Inc.	317,878	17,556,402
Northeast Utilities	61,980	1,471,405
NRG Energy, Inc. (a)	211,620	5,965,568
PG&E Corp.	256,490	10,385,280
PPL Corp.	349,780	10,612,325
Progress Energy, Inc.	97,380	3,803,663

2

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
Public Service Enterprise Group, Inc.	448,080	$14,087,635

		$90,716,936

Total Common Stocks		$1,709,611,020

BONDS - 38.0%
Agency - Other - 0.0%
Financing Corp., 9.65%, 2018	$740,000	$1,029,825

Asset Backed & Securitized - 2.1%
Banc of America Commercial Mortgage, Inc., “A4”, 5.634%, 2046	$789,000	$731,420
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.046%, 2040 (z)	3,009,000	1,273,108
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	5,000,000	4,352,614
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	3,600,000	3,009,835
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	8,310	8,249
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	339,249	332,854
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	1,911,000	924,298
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	2,460,763	1,718,588
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	3,818,128	3,009,082
CWCapital LLC, 5.223%, 2048	5,884,000	4,861,111
GE Commercial Mortgage Corp., FRN, 5.514%, 2044	2,078,000	1,569,731
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	2,232,000	1,034,084
Greenwich Capital Commercial Funding Corp., 5.475%, 2039	5,978,000	4,310,292
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	2,485,000	2,096,603
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,506,000	1,394,327
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,680,084	1,416,225
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	2,548,000	2,142,089
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.401%, 2041	2,550,000	2,553,643
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	4,303,000	4,025,951
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045	4,303,000	4,001,636
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	1,967,000	443,327
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.649%, 2039	1,764,000	1,344,566
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	3,818,128	2,972,490
Morgan Stanley Capital I, Inc., FRN, 1.046%, 2030 (i)(n)	4,631,482	127,601
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	1,170,000	865,090
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	2,164,000	706,144
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,203,042	1,358,265
Structured Asset Securities Corp., FRN, 4.67%, 2035	1,278,413	1,102,261
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	3,430,000	2,902,896
Wachovia Bank Commercial Mortgage Trust, FRN, 6.158%, 2045	2,793,000	2,127,442
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	1,291,043	977,322

		$59,693,144

Broadcasting - 0.1%
Hearst-Argyle Television, Inc., 7.5%, 2027	$1,871,000	$1,506,557
News America, Inc., 8.5%, 2025	1,586,000	1,753,064

		$3,259,621

Building - 0.1%
CRH America, Inc., 6.95%, 2012	$2,614,000	$2,800,302

Cable TV - 0.2%
Cox Communications, Inc., 4.625%, 2013	$1,949,000	$2,024,699
DIRECTV Holdings LLC, 5.875%, 2019 (z)	710,000	705,563
Time Warner Entertainment Co. LP, 8.375%, 2033	2,421,000	2,909,749

		$5,640,011

Conglomerates - 0.1%
Kennametal, Inc., 7.2%, 2012	$2,140,000	$2,256,054

Consumer Products - 0.1%
Fortune Brands, Inc., 5.125%, 2011	$2,519,000	$2,583,126

Consumer Services - 0.1%
Western Union Co., 5.4%, 2011	$3,514,000	$3,743,401

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$2,440,000	$2,544,312

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$2,931,000	$3,068,226

3

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Emerging Market Quasi-Sovereign - 0.4%
Mubadala Development Co., 7.625%, 2019 (n)	$2,921,000	$3,315,335
Petroleos Mexicanos, 8%, 2019	1,753,000	2,001,926
Qtel International Finance Ltd., 7.875%, 2019 (n)	2,145,000	2,452,252
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	2,715,000	2,822,433

		$10,591,946

Emerging Market Sovereign - 0.0%
Republic of Peru, 7.35%, 2025	$184,000	$214,820

Energy - Independent - 0.2%
Anadarko Petroleum Corp., 6.45%, 2036	$3,000,000	$3,097,479
Nexen, Inc., 5.875%, 2035	716,000	655,759
Ocean Energy, Inc., 7.25%, 2011	2,067,000	2,253,367

		$6,006,605

Energy - Integrated - 0.3%
Hess Corp., 8.125%, 2019	$700,000	$840,942
Husky Energy, Inc., 5.9%, 2014	1,758,000	1,896,435
Husky Energy, Inc., 7.25%, 2019	1,793,000	2,056,463
Petro-Canada, 6.05%, 2018	3,647,000	3,818,766

		$8,612,606

Financial Institutions - 0.3%
General Electric Capital Corp., 5.45%, 2013	$1,963,000	$2,068,745
HSBC Finance Corp., 5.25%, 2011	2,367,000	2,433,354
ORIX Corp., 5.48%, 2011	3,707,000	3,526,206

		$8,028,305

Food & Beverages - 0.5%
Anheuser-Busch Cos., Inc., 8%, 2039 (n)	$2,880,000	$3,726,809
Diageo Finance B.V., 5.5%, 2013	2,745,000	2,981,902
Dr. Pepper Snapple Group, Inc., 6.12%, 2013	920,000	1,004,105
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	1,158,000	1,316,395
Miller Brewing Co., 5.5%, 2013 (n)	5,763,000	6,090,546

		$15,119,757

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$2,078,000	$2,278,199

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$1,997,000	$1,797,941

Insurance - 0.1%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$2,021,000	$1,293,440
Metropolitan Life Global Funding, 5.125%, 2013 (n)	1,200,000	1,244,194
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,060,000	1,107,371

		$3,645,005

Insurance - Property & Casualty - 0.3%
Allstate Corp., 6.125%, 2032	$1,017,000	$1,061,906
Allstate Corp., 5.55%, 2035	2,417,000	2,430,658
Chubb Corp., 6.375% to 2017, FRN to 2067	4,156,000	3,740,400
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	243,000	197,107
ZFS Finance USA Trust V, 6.5%to 2017, FRN to 2037 (n)	990,000	801,900

		$8,231,971

International Market Quasi-Sovereign - 0.5%
ING Bank N.V., 3.9%, 2014 (n)	$2,900,000	$2,984,854
KFW International Finance, Inc., 4.875%, 2019	2,980,000	3,240,494
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	5,190,000	5,267,108
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,664,000	1,708,472

		$13,200,928

Local Authorities - 0.3%
California (Build America Bonds), 7.5%, 2034	$885,000	$971,889
California (Build America Bonds), 7.55%, 2039	2,415,000	2,684,200
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	2,435,000	3,009,733
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	2,405,000	2,964,884

		$9,630,706

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$3,117,000	$3,192,721

Major Banks - 1.7%
Bank of America Corp., 7.375%, 2014	$1,160,000	$1,290,690
Bank of America Corp., 5.49%, 2019	1,260,000	1,174,237
Bank of America Corp., 7.625%, 2019	1,640,000	1,847,937
Barclays Bank PLC, 5%, 2016	1,100,000	1,114,045
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,042,000	906,540
Credit Suisse New York, 5.5%, 2014	3,360,000	3,610,585
DBS Group Holdings Ltd., 7.657%to 2011, FRN to 2049 (n)	1,261,000	1,270,458
Goldman Sachs Group, Inc., 6%, 2014	1,910,000	2,077,194
Goldman Sachs Group, Inc., 5.625%, 2017	2,680,000	2,699,923
Goldman Sachs Group, Inc., 7.5%, 2019	2,748,000	3,142,660
JPMorgan Chase & Co., 6.3%, 2019	2,760,000	3,013,167
Merrill Lynch & Co., Inc., 6.15%, 2013	2,480,000	2,624,086

4

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks - continued
Merrill Lynch & Co., Inc., 6.11%, 2037	$2,391,000	$2,274,219
Morgan Stanley, 5.75%, 2016	2,536,000	2,573,327
Morgan Stanley, 6.625%, 2018	1,980,000	2,093,698
Morgan Stanley, 7.3%, 2019	800,000	880,219
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	1,351,000	1,248,025
PNC Funding Corp., 5.625%, 2017	2,078,000	2,044,723
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,719,000	1,564,290
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	3,820,000	3,687,618
Wachovia Corp., 5.25%, 2014	7,433,000	7,548,687

		$48,686,328

Medical & Health Technology & Services - 0.3%
Cardinal Health, Inc., 5.8%, 2016	$1,498,000	$1,562,940
CareFusion Corp., 6.375%, 2019 (n)	2,550,000	2,765,623
Hospira, Inc., 5.55%, 2012	1,068,000	1,133,325
Hospira, Inc., 6.05%, 2017	1,927,000	2,017,906

		$7,479,794

Metals & Mining - 0.1%
ArcelorMittal, 6.125%, 2018	$3,666,000	$3,611,582

Mortgage Backed - 14.4%
Fannie Mae, 6.253%, 2011	$343,965	$365,806
Fannie Mae, 6.33%, 2011	313,490	331,240
Fannie Mae, 4.79%, 2012	1,606,053	1,695,104
Fannie Mae, 4.01%, 2013	237,375	246,427
Fannie Mae, 4.02%, 2013	1,071,388	1,114,008
Fannie Mae, 4.767%, 2013	128,241	135,538
Fannie Mae, 4.845%, 2013	420,694	447,633
Fannie Mae, 5.37%, 2013 - 2018	2,535,005	2,759,963
Fannie Mae, 4.582%, 2014	1,276,818	1,347,792
Fannie Mae, 4.84%, 2014	1,791,843	1,905,004
Fannie Mae, 4.872%, 2014	949,215	1,006,095
Fannie Mae, 4.94%, 2015	379,000	399,001
Fannie Mae, 5.19%, 2015	427,545	462,726
Fannie Mae, 5.27%, 2016	1,125,000	1,219,585
Fannie Mae, 5.45%, 2017	808,236	883,703
Fannie Mae, 5.5%, 2017 - 2038	91,488,077	96,324,145
Fannie Mae, 6%, 2017 - 2037	46,845,969	49,806,110
Fannie Mae, 4.5%, 2018 - 2035	13,687,069	14,184,278
Fannie Mae, 5%, 2018 - 2038	50,994,354	53,060,244
Fannie Mae, 4.88%, 2020	1,120,984	1,193,198
Fannie Mae, 7.5%, 2030 - 2032	339,325	379,997
Fannie Mae, 6.5%, 2031 - 2037	14,930,935	16,043,220
Freddie Mac, 6%, 2016 - 2037	27,224,485	28,923,942
Freddie Mac, 5%, 2017 - 2039	28,806,207	30,060,997
Freddie Mac, 4.5%, 2018 - 2039	26,700,259	27,532,482
Freddie Mac, 5.085%, 2019	2,793,000	3,005,463
Freddie Mac, 5.5%, 2019 - 2037	16,936,312	17,881,029
Freddie Mac, 6.5%, 2034 - 2038	9,007,179	9,636,972
Ginnie Mae, 6%, 2032 - 2038	9,179,701	9,751,716
Ginnie Mae, 4.5%, 2033 - 2034	2,072,212	2,113,294
Ginnie Mae, 5.5%, 2033 - 2035	11,182,768	11,811,662
Ginnie Mae, 5%, 2034 - 2039	19,716,822	20,458,278

		$406,486,652

Municipals - 0.4%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	1,425,000	1,689,594
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	1,595,000	1,975,328
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	4,905,000	6,361,393

		$10,026,315

Natural Gas - Pipeline - 0.4%
CenterPoint Energy, Inc., 7.875%, 2013	$2,119,000	$2,386,113
Enterprise Products Operating LLC, 6.5%, 2019	1,953,000	2,132,432
Kinder Morgan Energy Partners LP, 6.75%, 2011	3,906,000	4,142,231
Kinder Morgan Energy Partners LP, 7.4%, 2031	219,000	242,431
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,000,000	1,124,725
Spectra Energy Capital LLC, 8%, 2019	1,694,000	1,997,526

		$12,025,458

Network & Telecom - 0.5%
AT&T, Inc., 6.55%, 2039	$2,940,000	$3,205,311
BellSouth Corp., 6.55%, 2034	2,642,000	2,827,984
Telecom Italia Capital, 5.25%, 2013	2,176,000	2,289,030
Telefonica Europe B.V., 7.75%, 2010	882,000	932,974
Verizon New York, Inc., 6.875%, 2012	5,030,000	5,470,729

		$14,726,028

Oils - 0.2%
Valero Energy Corp., 6.875%, 2012	$4,222,000	$4,543,805

Other Banks & Diversified Financials - 1.1%
American Express Co., 5.5%, 2016	$4,690,000	$4,649,610
Banco Bradesco S.A., 6.75%, 2019 (z)	1,391,000	1,434,451
Capital One Financial Corp., 6.15%, 2016	2,872,000	2,820,287
Citigroup, Inc., 5%, 2014	2,679,000	2,549,296
Groupe BPCE S.A., FRN, 12.5%, 2049 (n)	3,021,000	3,323,100
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	862,000	706,840
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,040,000	3,180,095
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	4,738,000	3,562,976
UFJ Finance Aruba AEC, 6.75%, 2013	2,807,000	3,119,209

5

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Other Banks & Diversified Financials - continued
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	$4,966,000	$4,839,352

		$30,185,216

Pharmaceuticals - 0.4%
Allergan, Inc., 5.75%, 2016	$4,097,000	$4,391,734
Pfizer, Inc., 7.2%, 2039	1,240,000	1,560,678
Roche Holdings, Inc., 6%, 2019 (n)	4,080,000	4,541,607

		$10,494,019

Railroad & Shipping - 0.0%
CSX Corp., 6.75%, 2011	$262,000	$280,402

Real Estate - 0.5%
Boston Properties, Inc., REIT, 5%, 2015	$1,871,000	$1,832,115
HRPT Properties Trust, REIT, 6.25%, 2016	3,320,000	3,045,619
HRPT Properties Trust, REIT, 6.65%, 2018	1,620,000	1,482,831
Kimco Realty Corp., REIT, 6%, 2012	936,000	976,004
ProLogis, REIT, 5.75%, 2016	2,738,000	2,449,084
Simon Property Group, Inc., REIT, 5.875%, 2017	1,880,000	1,917,237
Vornado Realty Trust, REIT, 4.75%, 2010	1,708,000	1,723,842

		$13,426,732

Retailers - 0.4%
Home Depot, Inc., 5.875%, 2036	$4,000,000	$3,880,820
Limited Brands, Inc., 5.25%, 2014	2,165,000	2,008,538
Wal-Mart Stores, Inc., 5.25%, 2035	5,106,000	5,112,929

		$11,002,287

Supermarkets - 0.0%
Kroger Co., 5%, 2013	$1,045,000	$1,102,352

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$2,220,000	$2,211,596

Telecommunications - Wireless - 0.2%
Cingular Wireless LLC, 6.5%, 2011	$1,498,000	$1,646,729
Rogers Communications, Inc., 6.8%, 2018	3,340,000	3,748,335

		$5,395,064

Tobacco - 0.1%
Philip Morris International, Inc., 4.875%, 2013	$1,823,000	$1,936,622

U.S. Government Agencies and Equivalents - 0.8%
Freddie Mac, 4.625%, 2012	$13,500,000	$14,671,814
Small Business Administration, 4.77%, 2024	771,139	811,416
Small Business Administration, 5.18%, 2024	1,276,256	1,353,710
Small Business Administration, 4.99%, 2024	1,191,590	1,257,062
Small Business Administration, 5.11%, 2025	5,029,841	5,325,983

		$23,419,985

U.S. Treasury Obligations - 9.0%
U.S. Treasury Bonds, 2.375%, 2010	$23,626,000	$24,052,378
U.S. Treasury Bonds, 2%, 2013	4,762,000	4,768,695
U.S. Treasury Bonds, 8.5%, 2020	4,816,000	6,913,970
U.S. Treasury Bonds, 8%, 2021	2,560,000	3,623,601
U.S. Treasury Bonds, 6%, 2026	2,840,000	3,523,818
U.S. Treasury Bonds, 6.75%, 2026	2,129,000	2,846,873
U.S. Treasury Bonds, 5.25%, 2029	7,300,000	8,473,701
U.S. Treasury Bonds, 5.375%, 2031	8,423,000	10,007,577
U.S. Treasury Bonds, 4.5%, 2036	3,417,000	3,670,070
U.S. Treasury Bonds, 5%, 2037	7,979,000	9,246,911
U.S. Treasury Notes, 6.5%, 2010	9,219,000	9,435,794
U.S. Treasury Notes, 1.5%, 2010	1,514,000	1,530,914
U.S. Treasury Notes, 0.875%, 2011	25,197,000	25,293,454
U.S. Treasury Notes, 5.125%, 2011	23,128,000	24,865,306
U.S. Treasury Notes, 4.125%, 2012	14,484,000	15,621,226
U.S. Treasury Notes, 3.5%, 2013	8,400,000	8,928,284
U.S. Treasury Notes, 3.125%, 2013	16,178,000	16,952,781
U.S. Treasury Notes, 2.75%, 2013	36,007,000	37,160,340
U.S. Treasury Notes, 1.5%, 2013	6,564,000	6,427,082
U.S. Treasury Notes, 4.125%, 2015	6,910,000	7,482,231
U.S. Treasury Notes, 9.875%, 2015	2,793,000	3,922,202
U.S. Treasury Notes, 2.625%, 2016	1,737,000	1,718,544
U.S. Treasury Notes, 4.875%, 2016	6,300,000	7,088,483
U.S. Treasury Notes, TIPS, 1.625%, 2015	10,477,448	10,673,900

		$254,228,135

Utilities - Electric Power - 1.2%
Bruce Mansfield Unit, 6.85%, 2034	$4,947,912	$4,855,803
EDP Finance B.V., 6%, 2018 (n)	2,259,000	2,441,613
Enel Finance International S.A., 6.25%, 2017 (n)	3,126,000	3,366,983
Exelon Generation Co. LLC, 6.2%, 2017	10,390,000	11,339,272
MidAmerican Energy Holdings Co., 5.875%, 2012	477,000	519,704
MidAmerican Funding LLC, 6.927%, 2029	387,000	447,192
Oncor Electric Delivery Co., 7%, 2022	3,162,000	3,608,923

6

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Utilities - Electric Power - continued
PSEG Power LLC, 6.95%, 2012	$3,745,000	$4,111,134
PSEG Power LLC, 5.5%, 2015	1,583,000	1,700,617
System Energy Resources, Inc., 5.129%, 2014 (z)	828,508	821,416
Waterford 3 Funding Corp., 8.09%, 2017	193,156	201,554

		$33,414,211

Total Bonds		$1,071,852,115

MONEY MARKET FUNDS (v) - 1.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	29,303,220	$29,303,220

Total Investments		$2,810,766,355

OTHER ASSETS, LESS LIABILITIES - 0.4%		10,630,420

NET ASSETS - 100.0%		$2,821,396,775

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $70,177,134, representing 2.5% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Banco Bradesco S.A., 6.75%, 2019	9/22/09	$1,391,000	$1,434,451
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.046%, 2040	3/01/06	3,009,000	1,273,108
DIRECTV Holdings LLC, 5.875%, 2019	9/14/09	704,739	705,563
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,174,644	1,358,265
System Energy Resources, Inc., 5.129%, 2014	4/16/04 - 11/22/04	830,201	821,416

Total Restricted Securities			$5,592,803
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Total Return Series

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,709,611,020	$—	$—	$1,709,611,020
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	278,677,945	—	278,677,945
Non-U.S. Sovereign Debt	—	26,219,289	—	26,219,289
Municipal Bonds	—	10,026,315	—	10,026,315
Corporate Bonds	—	228,542,539		228,542,539
Residential Mortgage-Backed Securities	—	411,126,776	—	411,126,776
Commercial Mortgage-Backed Securities	—	53,447,056	—	53,447,056
Asset-Backed Securities (including CDOs)	—	1,605,962	—	1,605,962
Foreign Bonds	—	62,206,233	—	62,206,233
Mutual Funds	29,303,220	—	—	29,303,220

Total Investments	$1,738,914,240	$1,071,852,115	$—	$2,810,766,355

For further information regarding security characteristics, see the Portfolio of Investments.

8

MFS Total Return Series

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,850,982,088

Gross unrealized appreciation	$182,576,280
Gross unrealized depreciation	(222,792,013)

Net unrealized appreciation (depreciation)	$(40,215,733)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	567,637,265	(538,334,045)	29,303,220

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$64,560	$29,303,220

9

MFS® Utilities Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Utilities Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 93.3%
Cable TV - 3.3%
Comcast Corp., “Special A”	1,418,600	$22,811,088
DIRECTV Group, Inc. (a)(l)	121,200	3,342,696
Time Warner Cable, Inc.	676,350	29,143,921

		$55,297,705

Energy - Independent - 0.3%
Apache Corp.	27,500	$2,525,325
CONSOL Energy, Inc.	53,200	2,399,852
Ultra Petroleum Corp. (a)	10,300	504,288

		$5,429,465

Natural Gas - Distribution - 13.5%
EQT Corp.	1,477,680	$62,949,168
GDF Suez	572,221	25,409,659
NiSource, Inc.	809,200	11,239,788
ONEOK, Inc.	278,400	10,195,008
Questar Corp.	1,548,620	58,166,167
Sempra Energy	1,036,640	51,635,038
Spectra Energy Corp.	438,470	8,304,622

		$227,899,450

Natural Gas - Pipeline - 4.5%
El Paso Corp.	2,860,190	$29,517,161
Enagas S.A.	643,470	13,446,350
Williams Cos., Inc.	1,851,905	33,093,542

		$76,057,053

Oil Services - 0.1%
Halliburton Co.	32,200	$873,264

Pollution Control - 0.1%
SUEZ Environnement	75,500	$1,724,637

Telecommunications - Wireless - 13.8%
America Movil S.A.B. de C.V., “L”, ADR	498,640	$21,855,391
Cellcom Israel Ltd.	1,589,210	48,359,660
Leap Wireless International, Inc. (a)	126,800	2,478,940
MetroPCS Communications, Inc. (a)	1,308,700	12,249,432
Mobile TeleSystems OJSC, ADR	330,900	15,972,543
MTN Group Ltd.	808,140	12,849,459
NII Holdings, Inc. (a)	219,740	6,587,805
Partner Communication Co. Ltd., ADR	176,100	3,314,202
Philippine Long Distance Telephone Co.	62,600	3,195,694
Philippine Long Distance Telephone Co., ADR	135,000	6,939,000
Rogers Communications, Inc., “B”	1,138,860	32,155,922
Vimpel-Communications, ADR (a)	376,700	7,044,290
Vivo Participacoes S.A., ADR	816,225	20,609,681
Vodacom Group Ltd. (a)	114,121	853,021
Vodafone Group PLC	17,131,570	38,385,134

		$232,850,174

Telephone Services - 12.6%
American Tower Corp., “A” (a)	299,800	$10,912,720
AT&T, Inc.	1,492,370	40,308,914
CenturyTel, Inc.	622,800	20,926,080
China Unicom Ltd., ADR	54,400	774,656
Crown Castle International Corp. (a)	26,400	827,904
Frontier Communications Corp.	1,267,300	9,555,442
GVT Holding S.A. (a)	283,600	6,491,296
Royal KPN N.V.	1,730,050	28,696,444
Tele Norte Leste Participacoes S.A., ADR	223,000	4,190,170
Telefonica S.A.	636,520	17,562,506
Verizon Communications, Inc.	226,500	6,856,155
Virgin Media, Inc.	2,997,460	41,724,643
Windstream Corp.	2,480,748	25,129,977

		$213,956,907

Utilities - Electric Power - 45.1%
Adani Power Ltd. (a)	62,766	$132,956
AES Corp. (a)	4,072,490	60,354,302
AES Tiete S.A., IPS	1,861,359	20,992,297
Allegheny Energy, Inc.	1,228,000	32,566,560
American Electric Power Co., Inc.	1,110,310	34,408,507
CenterPoint Energy, Inc.	427,890	5,318,673
CEZ AS	755,060	40,270,334
CMS Energy Corp.	3,712,430	49,746,562
Constellation Energy Group, Inc.	827,850	26,797,505
Covanta Holding Corp. (a)	181,400	3,083,800
Dominion Resources, Inc.	358,300	12,361,350
DPL, Inc.	1,105,160	28,844,676
DTE Energy Co.	166,600	5,854,324
E.ON AG	1,232,966	52,287,441
Eletropaulo Metropolitana S.A., IPS	1,573,900	32,204,716
Entergy Corp.	146,100	11,667,546
FirstEnergy Corp.	612,200	27,989,784
FPL Group, Inc.	209,100	11,548,593
National Grid PLC	1,697,000	16,380,859
Northeast Utilities	913,433	21,684,899
NRG Energy, Inc. (a)	2,326,224	65,576,255
OGE Energy Corp.	456,800	15,110,944
PG&E Corp.	409,200	16,568,508
PPL Corp.	1,653,400	50,164,156
Progress Energy, Inc.	360,650	14,086,989
Public Service Enterprise Group, Inc.	1,231,960	38,732,822
Red Electrica de Espana	688,013	35,207,905
RWE AG	93,800	8,712,028
Westar Energy, Inc.	384,100	7,493,791
Wisconsin Energy Corp.	349,900	15,804,983

		$761,954,065

Total Common Stocks		$1,576,042,720

BONDS - 1.1%
Asset Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 4.319%, 2023 (i)(z)	$325,031	$16,089

Cable TV - 0.4%
CSC Holdings, Inc., 8.625%, 2019 (z)	$3,000,000	$3,172,500
Virgin Media Finance PLC, 9.5%, 2016	3,055,000	3,215,387

		$6,387,887

Metals & Mining - 0.2%
Arch Coal, Inc., 8.75%, 2016 (n)	$2,470,000	$2,544,100

Utilities - Electric Power - 0.5%
AES Corp., 9.75%, 2016 (n)	$8,350,000	$9,101,500

Total Bonds		$18,049,576

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Utilities Series

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS - 1.6%
Natural Gas - Pipeline - 0.9%
El Paso Corp., 4.99%	15,520	$14,336,600

Utilities - Electric Power - 0.7%
FPL Group, Inc., 8.375%	100,000	$5,087,500
Great Plains Energy, Inc., 12%	117,830	7,470,422

		$12,557,922

Total Convertible Preferred Stocks		$26,894,522

CONVERTIBLE BONDS - 2.0%
Telecommunications - Wireless - 0.2%
NII Holdings, Inc., 3.125%, 2012	$2,827,000	$2,470,091

Telephone Services - 1.1%
Virgin Media, Inc., 6.5%, 2016 (z)	$17,859,000	$18,707,303

Utilities - Electric Power - 0.7%
Covanta Holding Corp., 3.25%, 2014 (z)	$10,689,990	$11,812,439

Total Convertible Bonds		$32,989,833

MONEY MARKET FUNDS (v) - 1.9%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	32,740,823	$32,740,823

COLLATERAL FOR SECURITIES LOANED - 0.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	2,567,925	$2,567,925

Total Investments		$1,689,285,399

OTHER ASSETS, LESS LIABILITIES - 0.0%		496,910

NET ASSETS - 100.0%		$1,689,782,309

(a)	Non-income producing security.
(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	All or a portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,645,600 representing 0.7% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
CSC Holdings, Inc., 8.625%, 2019	2/09/09	$2,861,659	$3,172,500
Covanta Holding Corp., 3.25%, 2014	5/18/09	10,689,990	11,812,439
Falcon Franchise Loan LLC, FRN, 4.319%, 2023	1/18/02	20,021	16,089
Virgin Media, Inc., 6.5%, 2016	2/09/09 - 4/06/09	9,868,857	18,707,303

Total Restricted Securities			$33,708,331
% of Net Assets			2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Utilities Series

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

3

MFS Utilities Series

Supplemental Information (Unaudited) 9/30/09 - continued

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,072,582,392	$14,336,600	$—	$1,086,918,992
Brazil	84,488,160	—	—	84,488,160
Spain	66,216,761	—	—	66,216,761
Germany	60,999,468	—	—	60,999,468
United Kingdom	54,765,993	—	—	54,765,993
Israel	51,673,862	—	—	51,673,862
Czech Republic	40,270,334	—	—	40,270,334
Canada	32,155,922	—	—	32,155,922
Netherlands	28,696,444	—	—	28,696,444
Other Countries	80,706,153	16,045,153	—	96,751,306
Corporate Bonds	—	47,807,932	—	47,807,932
Commercial Mortgage-Backed	—	16,089	—	16,089
Foreign Bonds	—	3,215,388	—	3,215,388
Mutual Funds	35,308,748	—	—	35,308,748

Total Investments	$1,607,864,237	$81,421,162	$—	$1,689,285,399

Other Financial Instruments
Forward Currency Contracts	$—	$870,756	$—	$870,756

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,761,576,566

Gross unrealized appreciation	$152,747,108
Gross unrealized depreciation	(225,038,275)

Net unrealized appreciation (depreciation)	$(72,291,167)

The aggregate cost above includes prior fiscal year end tax adjustments.

4

MFS Utilities Series

Supplemental Information (Unaudited) 9/30/09 - continued

(3) Derivative Contracts at 9/30/09

Forward Foreign Currency Exchange Contracts at 9/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Barclays Bank PLC	2,776,854	10/15/09	$3,919,199	$4,063,483	$144,284
BUY	EUR	Deutsche Bank AG	5,206,688	10/15/09	7,420,579	7,619,157	198,578
BUY	EUR	HSBC Bank	6,063,805	10/15/09	8,595,714	8,873,412	277,698
BUY	EUR	JPMorgan Chase Bank	540,566	10/15/09	758,823	791,032	32,209
BUY	EUR	Merrill Lynch International Bank	1,631,668	12/16/09	2,385,417	2,387,509	2,092
BUY	EUR	UBS AG	1,023,915	10/15/09	1,462,170	1,498,336	36,166
SELL	EUR	UBS AG	17,005	10/15/09	24,908	24,885	23
SELL	GBP	Barclays Bank PLC	8,936,970	10/15/09	14,542,450	14,281,805	260,645
SELL	GBP	Credit Suisse Group	70,286	10/15/09	115,649	112,322	3,327
SELL	GBP	Deutsche Bank AG	7,722,011	10/15/09	12,539,873	12,340,229	199,644
SELL	GBP	HSBC Bank	1,863,467	10/15/09	3,069,865	2,977,929	91,936
SELL	GBP	JPMorgan Chase Bank	558,360	10/15/09	920,101	892,293	27,808
SELL	GBP	UBS AG	546,768	10/15/09	897,869	873,767	24,102

							$1,298,512

Liability Derivatives
BUY	EUR	HSBC Bank	2,126,005	10/15/09	$3,116,970	$3,111,069	$(5,901)
SELL	EUR	Barclays Bank PLC	340,578	10/15/09	496,896	498,381	(1,485)
SELL	EUR	HSBC Bank	621,749	10/15/09	896,915	909,830	(12,915)
SELL	EUR	JPMorgan Chase Bank	33,677	10/15/09	47,058	49,281	(2,223)
SELL	EUR	Merrill Lynch International Bank	2,963,733	10/19/09	4,174,447	4,336,943	(162,496)
SELL	EUR	USB AG	80,343,902	10/15/09 - 12/16/09	117,464,682	117,561,885	(97,203)
BUY	GBP	Barclays Bank PLC	302,089	10/15/09	496,625	482,756	(13,869)
BUY	GBP	HSBC Bank	518,457	10/15/09	878,716	828,524	(50,192)
BUY	GBP	UBS AG	1,039,302	10/15/09	1,739,964	1,660,866	(79,098)
SELL	GBP	Barclays Bank PLC	663,244	10/15/09	1,057,529	1,059,903	(2,374)

							$(427,756)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	44,226,494	316,819,122	(328,304,793)	32,740,823

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$55,509	$32,740,823

5

MFS Utilities Series

Supplemental Information (Unaudited) 9/30/09 - continued

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of September 30, 2009 are as follows:

United States	67.1
Brazil	5.0
Spain	3.9
Germany	3.6
United Kingdom	3.4
Israel	3.1
Czech Republic	2.4
Canada	1.9
Netherlands	1.7
Other Countries	7.9

6

MFS® Value Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

9/30/09

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited)

MFS Value Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.6%
Aerospace - 8.8%
Lockheed Martin Corp.	527,870	$41,216,090
Northrop Grumman Corp.	422,320	21,855,060
United Technologies Corp.	305,850	18,635,440

		$81,706,590

Alcoholic Beverages - 1.3%
Diageo PLC	778,238	$11,939,924

Apparel Manufacturers - 1.4%
NIKE, Inc., “B”	206,210	$13,341,787

Automotive - 0.4%
Johnson Controls, Inc.	141,160	$3,608,050

Broadcasting - 3.3%
Omnicom Group, Inc.	327,920	$12,113,365
Walt Disney Co.	515,430	14,153,708
WPP Group PLC	524,303	4,499,606

		$30,766,679

Business Services - 2.7%
Accenture Ltd., “A”	497,730	$18,550,397
Dun & Bradstreet Corp.	41,280	3,109,210
Western Union Co.	193,150	3,654,398

		$25,314,005

Chemicals - 2.5%
3M Co.	124,480	$9,186,624
PPG Industries, Inc.	239,406	13,935,823

		$23,122,447

Computer Software - 1.3%
Oracle Corp.	572,050	$11,921,522

Computer Software - Systems - 1.9%
Hewlett-Packard Co.	67,320	$3,178,177
International Business Machines Corp.	124,190	14,854,366

		$18,032,543

Construction - 1.3%
Pulte Homes, Inc.	324,350	$3,564,606
Sherwin-Williams Co.	147,920	8,898,867

		$12,463,473

Consumer Products - 1.4%
Kimberly-Clark Corp.	49,230	$2,903,585
Procter & Gamble Co.	169,784	9,833,889

		$12,737,474

Consumer Services - 0.2%
Apollo Group, Inc., “A” (a)	28,420	$2,093,701

Electrical Equipment - 1.0%
Danaher Corp.	64,230	$4,323,964
W.W. Grainger, Inc.	55,040	4,918,374

		$9,242,338

Electronics - 1.4%
Intel Corp.	665,100	$13,016,007

Energy - Independent - 4.2%
Apache Corp.	148,310	$13,619,307
Devon Energy Corp.	156,330	10,525,699
EOG Resources, Inc.	104,290	8,709,258
Occidental Petroleum Corp.	86,540	6,784,736

		$39,639,000

Energy - Integrated - 8.4%
Chevron Corp.	278,660	$19,626,024
ConocoPhillips	88,860	4,012,918
Exxon Mobil Corp.	286,478	19,655,256
Hess Corp.	213,060	11,390,188
TOTAL S.A., ADR	400,872	23,755,675

		$78,440,061

Food & Beverages - 4.4%
Campbell Soup Co.	56,200	$1,833,244
General Mills, Inc.	61,640	3,968,383
J.M. Smucker Co.	69,406	3,679,212
Kellogg Co.	152,360	7,500,683
Nestle S.A.	345,763	14,734,048
PepsiCo, Inc.	157,798	9,256,431

		$40,972,001

Food & Drug Stores - 2.3%
CVS Caremark Corp.	383,731	$13,714,546
Kroger Co.	385,030	7,947,019

		$21,661,565

General Merchandise - 0.4%
Macy’s, Inc.	212,890	$3,893,758

Health Maintenance Organizations - 0.2%
WellPoint, Inc. (a)	36,880	$1,746,637

Insurance - 7.9%
Allstate Corp.	573,705	$17,566,847
Aon Corp.	198,700	8,085,103
Chubb Corp.	126,200	6,361,742
MetLife, Inc.	715,203	27,227,778
Prudential Financial, Inc.	109,830	5,481,615
Travelers Cos., Inc.	189,190	9,313,824

		$74,036,909

Leisure & Toys - 0.3%
Hasbro, Inc.	91,930	$2,551,057

Machinery & Tools - 0.8%
Eaton Corp.	133,180	$7,536,656

Major Banks - 13.3%
Bank of New York Mellon Corp.	857,840	$24,868,782
Goldman Sachs Group, Inc.	148,692	27,411,370
JPMorgan Chase & Co.	613,650	26,890,143
PNC Financial Services Group, Inc.	142,080	6,903,667
Regions Financial Corp.	506,400	3,144,744
State Street Corp.	329,910	17,353,266
Wells Fargo & Co.	609,210	17,167,538

		$123,739,510

Medical Equipment - 2.8%
Becton, Dickinson and Co.	100,780	$7,029,405

1

PORTFOLIO OF INVESTMENTS     9/30/09 (Unaudited) - continued

MFS Value Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - continued
Medtronic, Inc.	312,510	$11,500,368
Thermo Fisher Scientific, Inc. (a)	78,620	3,433,335
Waters Corp. (a)	72,900	4,072,194

		$26,035,302

Oil Services - 0.7%
National Oilwell Varco, Inc. (a)	151,760	$6,545,409

Other Banks & Diversified Financials - 0.3%
Northern Trust Corp.	45,910	$2,670,126

Pharmaceuticals - 8.5%
Abbott Laboratories	297,180	$14,701,495
GlaxoSmithKline PLC	224,350	4,408,314
Johnson & Johnson	257,790	15,696,833
Merck & Co., Inc.	594,960	18,818,585
Pfizer, Inc.	953,510	15,780,590
Roche Holding AG	21,470	3,470,255
Wyeth	135,810	6,597,650

		$79,473,722

Railroad & Shipping - 0.2%
Burlington Northern Santa Fe Corp.	23,750	$1,895,962
Canadian National Railway Co.	9,760	478,142

		$2,374,104

Specialty Chemicals - 0.9%
Air Products & Chemicals, Inc.	106,706	$8,278,251

Specialty Stores - 0.9%
Abercrombie & Fitch Co., “A”	65,310	$2,147,393
Home Depot, Inc.	62,360	1,661,270
Staples, Inc.	184,840	4,291,985

		$8,100,648

Telecommunications - Wireless - 1.5%
Vodafone Group PLC	6,060,103	$13,578,316

Telephone Services - 3.5%
AT&T, Inc.	1,214,320	$32,798,783

Tobacco - 3.4%
Altria Group, Inc.	103,431	$1,842,106
Lorillard, Inc.	19,100	1,419,130
Philip Morris International, Inc.	585,581	28,541,218

		$31,802,454

Utilities - Electric Power - 4.8%
Dominion Resources, Inc.	329,812	$11,378,514
Entergy Corp.	74,590	5,956,757
FPL Group, Inc.	99,480	5,494,280
PG&E Corp.	210,630	8,528,409
PPL Corp.	221,490	6,720,007
Public Service Enterprise Group, Inc.	208,760	6,563,414

		$44,641,381

Total Common Stocks		$919,822,190

MONEY MARKET FUNDS (v) - 1.0%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	9,536,573	$9,536,573

Total Investments		$929,358,763

OTHER ASSETS, LESS LIABILITIES - 0.4%		3,675,380

NET ASSETS - 100.0%		$933,034,143

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Value Series

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$919,822,190	$—	$—	$919,822,190
Mutual Funds	9,536,573	—	—	9,536,573

Total Investments	$929,358,763	$—	$—	$929,358,763

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$907,382,157

Gross unrealized appreciation	$65,373,423
Gross unrealized depreciation	(43,396,817)

Net unrealized appreciation (depreciation)	$21,976,606

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS Value Series

Supplemental Information (Unaudited) 9/30/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	301,281,606	(291,745,033)	9,536,573

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,809	$9,536,573

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
(Principal Executive Officer)

Date: November 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: November 16, 2009

*	Print name and title of each signing officer under his or her signature.